Quarterly Portfolios of Investments
HARBOR ETF TRUST
July 31, 2025

Harbor Active Small Cap ETF
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Emerging Markets Equity ETF
Harbor Emerging Markets Select ETF
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor International Equity ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Mid Cap Core ETF
Harbor Mid Cap Value ETF
Harbor Multi-Asset Explorer ETF (Consolidated)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF
Harbor SMID Cap Core ETF
Harbor SMID Cap Value ETF
Harbor Transformative Technologies ETF

Table of Contents

Portfolio of Investments
Harbor Active Small Cap ETF	1
Harbor AlphaEdge™ Large Cap Value ETF	3
Harbor AlphaEdge™ Next Generation REITs ETF	5
Harbor AlphaEdge™ Small Cap Earners ETF	6
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)	15
Harbor Disciplined Bond ETF	17
Harbor Dividend Growth Leaders ETF	23
Harbor Emerging Markets Equity ETF	24
Harbor Emerging Markets Select ETF	26
Harbor Health Care ETF	28
Harbor Human Capital Factor Unconstrained ETF	29
Harbor Human Capital Factor US Large Cap ETF	31
Harbor Human Capital Factor US Small Cap ETF	34
Harbor International Compounders ETF	38
Harbor International Equity ETF	39
Harbor Long-Short Equity ETF	41
Harbor Long-Term Growers ETF	45
Harbor Mid Cap Core ETF	47
Harbor Mid Cap Value ETF	49
Harbor Multi-Asset Explorer ETF (CONSOLIDATED)	51
Harbor Osmosis Emerging Markets Resource Efficient ETF	52
Harbor Osmosis International Resource Efficient ETF	54
Harbor PanAgora Dynamic Large Cap Core ETF	56
Harbor Scientific Alpha High-Yield ETF	59
Harbor Scientific Alpha Income ETF	66
Harbor SMID Cap Core ETF	71
Harbor SMID Cap Value ETF	73
Harbor Transformative Technologies ETF	75
Notes to Portfolios of Investments	77

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—94.8%
Shares		Value
AEROSPACE & DEFENSE—2.0%
14,178	StandardAero, Inc. *	$405
BANKS—7.5%
30,363	Northpointe Bancshares, Inc.	446
12,811	United Bankshares, Inc.	455
4,803	Wintrust Financial Corp.	614
		1,515
BEVERAGES—0.9%
847	Boston Beer Co., Inc. Class A*	175
BUILDING PRODUCTS—8.1%
2,971	Fortune Brands Innovations, Inc.	162
29,842	Hayward Holdings, Inc. *	459
106,835	Janus International Group, Inc. *	915
8,420	Masterbrand, Inc. *	93
		1,629
CAPITAL MARKETS—5.2%
11,415	Artisan Partners Asset Management, Inc. Class A	516
4,119	Moelis & Co. Class A	289
896	Morningstar, Inc.	248
		1,053
CONSTRUCTION & ENGINEERING—3.1%
21,188	WillScot Holdings Corp.	622
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.0%
8,534	Guardian Pharmacy Services, Inc. Class A*	178
4,539	Maplebear, Inc. *	218
		396
CONTAINERS & PACKAGING—2.2%
2,834	AptarGroup, Inc.	445
DISTRIBUTORS—2.9%
1,917	Pool Corp.	591
DIVERSIFIED CONSUMER SERVICES—0.9%
37,968	European Wax Center, Inc. Class A*	178
ENERGY EQUIPMENT & SERVICES—3.8%
62,872	Liberty Energy, Inc.	776
FINANCIAL SERVICES—5.6%
31,476	Remitly Global, Inc. *	519
5,834	Shift4 Payments, Inc. Class A*	601
		1,120
GROUND TRANSPORTATION—2.4%
2,244	Landstar System, Inc.	299
13,547	Lyft, Inc. Class A*	191
		490
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
38,649	Treace Medical Concepts, Inc. *	208
HEALTH CARE PROVIDERS & SERVICES—1.5%
4,109	U.S. Physical Therapy, Inc.	301
HEALTH CARE TECHNOLOGY—4.8%
11,907	Doximity, Inc. Class A*	700

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE TECHNOLOGY—Continued
7,491	Waystar Holding Corp. *	$277
		977
HOTEL & RESORT REITS—3.9%
106,557	RLJ Lodging Trust	789
HOTELS, RESTAURANTS & LEISURE—1.5%
2,845	Monarch Casino & Resort, Inc.	293
HOUSEHOLD PRODUCTS—0.6%
5,608	Reynolds Consumer Products, Inc.	126
INSURANCE—1.2%
2,252	Accelerant Holdings Class A (Cayman Islands)*	62
422	Kinsale Capital Group, Inc.	186
		248
MACHINERY—9.8%
14,987	Douglas Dynamics, Inc.	429
81,864	Hillman Solutions Corp. *	646
2,183	Middleby Corp. *	317
706	RBC Bearings, Inc. *	273
4,334	Toro Co.	322
		1,987
METALS & MINING—3.3%
2,319	Reliance, Inc.	673
OIL, GAS & CONSUMABLE FUELS—1.1%
5,832	Range Resources Corp.	214
PROFESSIONAL SERVICES—9.2%
3,729	Paylocity Holding Corp. *	689
13,650	SS&C Technologies Holdings, Inc.	1,167
		1,856
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
4,538	Zillow Group, Inc. Class A*	348
RETAIL REITS—1.8%
10,977	Phillips Edison & Co., Inc.	371
SOFTWARE—3.0%
29,646	Freshworks, Inc. Class A*	385
2,702	Q2 Holdings, Inc. *	220
		605
SPECIALTY RETAIL—1.1%
9,325	Warby Parker, Inc. Class A*	223
TEXTILES, APPAREL & LUXURY GOODS—1.5%
1,039	Ralph Lauren Corp.	310
TRADING COMPANIES & DISTRIBUTORS—1.2%
3,899	Core & Main, Inc. Class A*	248
TOTAL COMMON STOCKS (Cost $18,957)		19,172
TOTAL INVESTMENTS—94.8% (Cost $18,957)		19,172
CASH AND OTHER ASSETS, LESS LIABILITIES—5.2%		1,048
TOTAL NET ASSETS—100%		$20,220

⬤

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—100.3%
Shares		Value
AUTOMOBILE COMPONENTS—3.0%
1,025	Autoliv, Inc. (Sweden)	$114
AUTOMOBILES—0.5%
396	General Motors Co.	21
BANKS—8.6%
1,986	Bank of America Corp.	94
379	Citigroup, Inc.	35
386	JPMorgan Chase & Co.	114
1,062	Wells Fargo & Co.	86
		329
BIOTECHNOLOGY—5.5%
3,097	Exelixis, Inc. *	112
851	Gilead Sciences, Inc.	96
		208
CAPITAL MARKETS—5.3%
1,128	Bank of New York Mellon Corp.	115
401	Federated Hermes, Inc.	20
742	SEI Investments Co.	65
		200
CHEMICALS—0.6%
244	CF Industries Holdings, Inc.	23
CONSTRUCTION & ENGINEERING—3.0%
181	EMCOR Group, Inc.	114
CONSTRUCTION MATERIALS—0.6%
224	CRH PLC	21
CONSUMER FINANCE—4.2%
271	American Express Co.	81
213	Nelnet, Inc. Class A	27
637	SLM Corp.	20
444	Synchrony Financial	31
		159
CONSUMER STAPLES DISTRIBUTION & RETAIL—4.1%
983	Albertsons Cos., Inc. Class A	19
1,666	Kroger Co.	117
246	Sysco Corp.	19
		155
CONTAINERS & PACKAGING—0.5%
206	Crown Holdings, Inc.	21
DIVERSIFIED CONSUMER SERVICES—1.6%
350	H&R Block, Inc.	19
1,896	Laureate Education, Inc. *	43
		62
DIVERSIFIED TELECOMMUNICATION SERVICES—3.6%
4,081	AT&T, Inc.	112
591	Verizon Communications, Inc.	25
		137
ELECTRIC UTILITIES—2.3%
527	NRG Energy, Inc.	88
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—6.7%
1,433	Flex Ltd. *	71

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
304	Jabil, Inc.	$68
558	TE Connectivity PLC (Switzerland)	115
		254
ENTERTAINMENT—3.0%
946	Walt Disney Co.	113
FINANCIAL SERVICES—2.5%
67	Berkshire Hathaway, Inc. Class B*	32
2,480	MGIC Investment Corp.	64
		96
FOOD PRODUCTS—5.2%
929	Cal-Maine Foods, Inc.	103
390	General Mills, Inc.	19
144	Ingredion, Inc.	19
404	Pilgrim’s Pride Corp.	19
789	Smithfield Foods, Inc.	19
362	Tyson Foods, Inc. Class A	19
		198
HEALTH CARE PROVIDERS & SERVICES—2.5%
65	Cigna Group	17
306	CVS Health Corp.	19
66	Elevance Health, Inc.	19
61	HCA Healthcare, Inc.	22
120	Tenet Healthcare Corp. *	19
		96
HOUSEHOLD PRODUCTS—0.5%
153	Kimberly-Clark Corp.	19
INSURANCE—8.6%
100	Allstate Corp.	20
1,412	American International Group, Inc.	110
72	Chubb Ltd.	19
552	Hartford Insurance Group, Inc.	69
131	Progressive Corp.	32
74	Travelers Cos., Inc.	19
545	Unum Group	39
278	W.R. Berkley Corp.	19
		327
INTERACTIVE MEDIA & SERVICES—2.3%
461	Alphabet, Inc. Class A	89
IT SERVICES—4.3%
70	Accenture PLC Class A (Ireland)	19
223	Amdocs Ltd.	19
1,497	Cognizant Technology Solutions Corp. Class A	107
506	Kyndryl Holdings, Inc. *	19
		164
MARINE TRANSPORTATION—0.5%
181	Matson, Inc.	19
MEDIA—3.4%
2,349	Comcast Corp. Class A	78
886	Fox Corp. Class A	50
		128

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—0.6%
343	Newmont Corp.	$21
OIL, GAS & CONSUMABLE FUELS—8.0%
752	Chevron Corp.	114
207	ConocoPhillips	20
476	EOG Resources, Inc.	57
1,035	Exxon Mobil Corp.	115
		306
PHARMACEUTICALS—2.3%
422	Bristol-Myers Squibb Co.	18
174	Johnson & Johnson	29
243	Merck & Co., Inc.	19
844	Pfizer, Inc.	20
		86
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
125	QUALCOMM, Inc.	18

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—3.0%
292	Best Buy Co., Inc.	$19
339	Lowe’s Cos., Inc.	76
37	Ulta Beauty, Inc. *	19
		114
TOBACCO—3.0%
1,878	Altria Group, Inc.	116
TOTAL COMMON STOCKS (Cost $3,618)		3,816
TOTAL INVESTMENTS—100.3% (Cost $3,618)		3,816
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(10)
TOTAL NET ASSETS—100%		$3,806

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AlphaEdge™ Next Generation REITs ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—95.9%
Shares		Value
HEALTH CARE REITS—22.3%
1,396	American Healthcare REIT, Inc.	$54
5,010	Diversified Healthcare Trust	16
5,145	Healthcare Realty Trust, Inc.	79
2,452	Healthpeak Properties, Inc.	42
655	LTC Properties, Inc.	22
1,113	Medical Properties Trust, Inc.	5
401	Omega Healthcare Investors, Inc.	16
3,733	Sabra Health Care REIT, Inc.	67
1,626	Sila Realty Trust, Inc.	40
128	Universal Health Realty Income Trust	5
534	Ventas, Inc.	36
166	Welltower, Inc.	27
		409
HOTEL & RESORT REITS—13.9%
3,040	Apple Hospitality REIT, Inc.	36
1,707	Chatham Lodging Trust	12
8,301	DiamondRock Hospitality Co.	64
5,866	Host Hotels & Resorts, Inc.	92
1,333	Park Hotels & Resorts, Inc.	14
2,083	Pebblebrook Hotel Trust	21
90	Ryman Hospitality Properties, Inc.	9
500	Xenia Hotels & Resorts, Inc.	6
		254
RESIDENTIAL REITS—5.0%
672	Equity LifeStyle Properties, Inc.	40
1,666	Invitation Homes, Inc.	51
		91
SPECIALIZED REITS—54.7%
452	American Tower Corp.	94
576	Crown Castle, Inc.	61

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—Continued
1,215	CubeSmart	$47
30	Digital Realty Trust, Inc.	5
2,136	EPR Properties	118
12	Equinix, Inc.	9
96	Extra Space Storage, Inc.	13
1,230	Farmland Partners, Inc.	13
262	Iron Mountain, Inc.	26
976	Lamar Advertising Co. Class A	119
278	National Storage Affiliates Trust	8
1,658	Outfront Media, Inc.	29
358	PotlatchDeltic Corp.	15
419	Public Storage	114
4,336	Rayonier, Inc.	101
444	SBA Communications Corp.	100
2,905	Uniti Group, Inc. *	15
347	VICI Properties, Inc.	11
4,070	Weyerhaeuser Co.	102
		1,000
TOTAL COMMON STOCKS (Cost $1,869)		1,754

EXCHANGE-TRADED FUNDS—4.0%

(Cost $74)
CAPITAL MARKETS—4.0%
1,303	iShares Core U.S. REIT ETF	73
TOTAL INVESTMENTS—99.9% (Cost $1,943)		1,827
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		1
TOTAL NET ASSETS—100%		$1,828

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.6%
Shares		Value
AEROSPACE & DEFENSE—0.3%
88	AAR Corp. *	$6
112	Moog, Inc. Class A	22
44	Park Aerospace Corp.	1
		29
AIR FREIGHT & LOGISTICS—0.2%
211	Forward Air Corp. *	6
369	Hub Group, Inc. Class A	13
		19
AUTOMOBILE COMPONENTS—2.3%
1,038	Adient PLC *	22
2,142	American Axle & Manufacturing Holdings, Inc. *	10
134	Cooper-Standard Holdings, Inc. *	3
82	Dorman Products, Inc. *	10
293	Fox Factory Holding Corp. *	9
1,977	Garrett Motion, Inc. (Switzerland)	26
3,828	Goodyear Tire & Rubber Co. *	39
1,383	Holley, Inc. *	3
156	LCI Industries	15
136	Modine Manufacturing Co. *	18
294	Motorcar Parts of America, Inc. *	3
175	Patrick Industries, Inc.	17
399	Phinia, Inc.	20
206	Standard Motor Products, Inc.	6
139	Visteon Corp. *	16
		217
AUTOMOBILES—0.1%
289	Winnebago Industries, Inc.	9
BANKS—12.3%
239	Amalgamated Financial Corp.	7
410	Ameris Bancorp	28
694	Associated Banc-Corp.	17
573	Atlantic Union Bankshares Corp.	18
120	BancFirst Corp.	15
210	Bancorp, Inc. *	13
49	Bank First Corp.	6
184	Bank of Hawaii Corp.	11
281	Bank of NT Butterfield & Son Ltd. (Bermuda)	13
89	Bank7 Corp.	4
175	Banner Corp.	11
173	BayCom Corp.	5
657	Brookline Bancorp, Inc.	7
285	Byline Bancorp, Inc.	8
832	Cadence Bank	29
152	California BanCorp *	2
116	Camden National Corp.	4
193	Capital Bancorp, Inc.	6
172	Carter Bankshares, Inc. *	3
309	Cathay General Bancorp	14
88	ChoiceOne Financial Services, Inc.	3
66	City Holding Co.	8
213	CNB Financial Corp.	5
66	Coastal Financial Corp. *	6
115	Colony Bankcorp, Inc.	2
186	Community Financial System, Inc.	10
125	Community West Bancshares	2
382	ConnectOne Bancorp, Inc.	9
265	Customers Bancorp, Inc. *	17
799	CVB Financial Corp.	15

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
276	Dime Community Bancshares, Inc.	$8
323	Eagle Bancorp, Inc.	5
258	Eastern Bankshares, Inc.	4
230	Enterprise Financial Services Corp.	13
254	FB Financial Corp.	12
712	First BanCorp (Puerto Rico)	15
214	First Bancorp/Southern Pines NC	11
378	First Bank	6
547	First Busey Corp.	12
647	First Commonwealth Financial Corp.	11
569	First Financial Bancorp	14
369	First Financial Bankshares, Inc.	13
521	First Interstate BancSystem, Inc. Class A	15
319	First Merchants Corp.	12
125	First Western Financial, Inc. *	3
2,673	Flagstar Financial, Inc.	30
824	Fulton Financial Corp.	15
165	FVCBankcorp, Inc.	2
280	Glacier Bancorp, Inc.	12
138	Greene County Bancorp, Inc.	3
118	Guaranty Bancshares, Inc.	5
418	Hancock Whitney Corp.	25
394	Hanmi Financial Corp.	9
375	HarborOne Bancorp, Inc.	4
336	HBT Financial, Inc.	8
76	Home Bancorp, Inc.	4
728	Home BancShares, Inc.	21
1,128	Hope Bancorp, Inc.	11
181	Independent Bank Corp.	12
318	International Bancshares Corp.	22
123	John Marshall Bancorp, Inc.	2
107	Lakeland Financial Corp.	7
141	LINKBANCORP, Inc.	1
159	Live Oak Bancshares, Inc.	5
222	Metrocity Bankshares, Inc.	6
184	Metropolitan Bank Holding Corp.	13
323	Midland States Bancorp, Inc.	5
208	National Bank Holdings Corp. Class A	8
46	National Bankshares, Inc.	1
219	NBT Bancorp, Inc.	9
63	Nicolet Bankshares, Inc.	8
853	Northwest Bancshares, Inc.	10
50	Norwood Financial Corp.	1
88	Oak Valley Bancorp	2
529	OceanFirst Financial Corp.	9
318	OFG Bancorp (Puerto Rico)	14
1,252	Old National Bancorp	26
82	Orange County Bancorp, Inc.	2
504	Pacific Premier Bancorp, Inc.	11
56	Park National Corp.	9
126	Pathward Financial, Inc.	10
212	PCB Bancorp	4
348	Peoples Bancorp, Inc.	10
224	Peoples Financial Services Corp.	11
120	Preferred Bank	11
622	Provident Financial Services, Inc.	11
99	QCR Holdings, Inc.	7
280	RBB Bancorp	5
96	Red River Bancshares, Inc.	6
428	Renasant Corp.	16
264	S&T Bancorp, Inc.	10
322	Seacoast Banking Corp. of Florida	9

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
165	ServisFirst Bancshares, Inc.	$13
573	Simmons First National Corp. Class A	11
94	SmartFinancial, Inc.	3
228	Southside Bancshares, Inc.	7
266	Stellar Bancorp, Inc.	8
103	Stock Yards Bancorp, Inc.	8
158	Texas Capital Bancshares, Inc. *	13
355	Towne Bank	12
289	TriCo Bancshares	12
83	Triumph Financial, Inc. *	5
175	TrustCo Bank Corp.	6
188	UMB Financial Corp.	21
491	United Bankshares, Inc.	17
485	United Community Banks, Inc.	15
233	Unity Bancorp, Inc.	11
216	Univest Financial Corp.	6
3,047	Valley National Bancorp	28
362	Veritex Holdings, Inc.	11
60	Virginia National Bankshares Corp.	2
502	WaFd, Inc.	15
493	WesBanco, Inc.	15
203	Westamerica BanCorp	10
318	WSFS Financial Corp.	17
		1,160
BEVERAGES—0.2%
228	MGP Ingredients, Inc.	6
253	National Beverage Corp. *	12
		18
BIOTECHNOLOGY—0.3%
235	ADMA Biologics, Inc. *	4
230	Alkermes PLC *	6
259	Catalyst Pharmaceuticals, Inc. *	6
291	Dynavax Technologies Corp. *	3
8,437	Ironwood Pharmaceuticals, Inc. *	7
		26
BROADLINE RETAIL—0.3%
2,573	Kohl’s Corp.	28
487	Savers Value Village, Inc. *	5
		33
BUILDING PRODUCTS—1.8%
69	American Woodmark Corp. *	4
114	Apogee Enterprises, Inc.	5
127	AZZ, Inc.	14
24	CSW Industrials, Inc.	6
124	Gibraltar Industries, Inc. *	8
363	Griffon Corp.	29
168	Insteel Industries, Inc.	6
2,282	JELD-WEN Holding, Inc. *	10
706	Masterbrand, Inc. *	8
195	Quanex Building Products Corp.	4
1,136	Resideo Technologies, Inc. *	31
363	UFP Industries, Inc.	36
170	Zurn Elkay Water Solutions Corp.	7
		168
CAPITAL MARKETS—1.4%
302	Acadian Asset Management, Inc.	13
721	Artisan Partners Asset Management, Inc. Class A	33

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
136	Cohen & Steers, Inc.	$10
110	Donnelley Financial Solutions, Inc. *	6
368	Marex Group PLC (United Kingdom)	14
198	MarketWise, Inc.	4
93	Moelis & Co. Class A	6
876	Open Lending Corp. *	2
35	Piper Sandler Cos.	11
69	PJT Partners, Inc. Class A	12
515	Silvercrest Asset Management Group, Inc. Class A	8
46	Value Line, Inc.	2
82	Virtus Investment Partners, Inc.	16
		137
CHEMICALS—2.1%
282	AdvanSix, Inc.	6
333	Avient Corp.	10
49	Balchem Corp.	7
432	Cabot Corp.	31
1,296	Chemours Co.	16
747	Ecovyst, Inc. *	6
354	HB Fuller Co.	20
312	Ingevity Corp. *	13
88	Innospec, Inc.	7
290	Koppers Holdings, Inc.	10
590	Kronos Worldwide, Inc.	3
976	LSB Industries, Inc. *	8
320	Minerals Technologies, Inc.	19
620	Orion SA (Germany)	6
57	Quaker Chemical Corp.	6
116	Sensient Technologies Corp.	13
119	Stepan Co.	6
1,610	Tronox Holdings PLC	5
422	Valhi, Inc.	7
		199
COMMERCIAL SERVICES & SUPPLIES—2.0%
434	ABM Industries, Inc.	20
2,302	ACCO Brands Corp.	9
478	BrightView Holdings, Inc. *	8
297	Brink’s Co.	26
92	Cimpress PLC (Ireland)*	5
52	CompX International, Inc.	1
476	Deluxe Corp.	8
986	Driven Brands Holdings, Inc. *	17
219	Ennis, Inc.	4
609	Enviri Corp. *	5
676	GEO Group, Inc. *	18
153	HNI Corp.	8
58	Liquidity Services, Inc. *	1
377	MillerKnoll, Inc.	7
329	NL Industries, Inc.	2
345	OPENLANE, Inc. *	8
918	Pitney Bowes, Inc.	10
1,349	Quad/Graphics, Inc.	7
619	Steelcase, Inc. Class A	6
39	UniFirst Corp.	7
1,170	Vestis Corp.	7
38	VSE Corp.	6
		190
COMMUNICATIONS EQUIPMENT—0.3%
65	Aviat Networks, Inc. *	1

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMUNICATIONS EQUIPMENT—Continued
2,902	CommScope Holding Co., Inc. *	$24
528	Viavi Solutions, Inc. *	5
		30
CONSTRUCTION & ENGINEERING—1.1%
148	Arcosa, Inc.	13
33	Argan, Inc.	8
416	Concrete Pumping Holdings, Inc.	3
54	Dycom Industries, Inc. *	14
216	Fluor Corp. *	12
43	IES Holdings, Inc. *	15
46	MYR Group, Inc. *	9
216	Primoris Services Corp.	20
47	Sterling Infrastructure, Inc. *	13
		107
CONSTRUCTION MATERIALS—0.1%
94	Knife River Corp. *	8
CONSUMER FINANCE—3.7%
577	Bread Financial Holdings, Inc.	35
913	Consumer Portfolio Services, Inc. *	7
301	Encore Capital Group, Inc. *	11
427	LendingClub Corp. *	7
554	Medallion Financial Corp.	6
12,526	Navient Corp.	162
475	Nelnet, Inc. Class A	59
448	OppFi, Inc.	5
556	PRA Group, Inc. *	8
265	PROG Holdings, Inc.	8
622	Regional Management Corp.	21
131	World Acceptance Corp. *	21
		350
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.4%
587	Grocery Outlet Holding Corp. *	8
186	Natural Grocers by Vitamin Cottage, Inc.	7
201	PriceSmart, Inc.	21
		36
CONTAINERS & PACKAGING—0.6%
2,807	Ardagh Metal Packaging SA	11
298	Myers Industries, Inc.	5
3,074	O-I Glass, Inc. *	40
143	TriMas Corp.	5
		61
DISTRIBUTORS—0.1%
224	A-Mark Precious Metals, Inc.	5
222	GigaCloud Technology, Inc. Class A (Hong Kong)*	5
		10
DIVERSIFIED CONSUMER SERVICES—1.3%
97	Adtalem Global Education, Inc. *	11
124	American Public Education, Inc. *	4
165	Carriage Services, Inc.	7
264	European Wax Center, Inc. Class A*	1
297	Frontdoor, Inc. *	17
18	Graham Holdings Co. Class B	17
1,171	Laureate Education, Inc. *	27
1,214	Mister Car Wash, Inc. *	7
126	OneSpaWorld Holdings Ltd. (Bahamas)	3

COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED CONSUMER SERVICES—Continued
297	Perdoceo Education Corp.	$9
81	Strategic Education, Inc.	6
88	Stride, Inc. *	11
		120
DIVERSIFIED REITS—0.7%
313	Alexander & Baldwin, Inc.	6
270	Alpine Income Property Trust, Inc.	4
424	American Assets Trust, Inc.	8
879	Broadstone Net Lease, Inc.	14
270	CTO Realty Growth, Inc.	5
373	Essential Properties Realty Trust, Inc.	11
222	Gladstone Commercial Corp.	3
1,002	Global Net Lease, Inc.	7
233	One Liberty Properties, Inc.	5
		63
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
76	IDT Corp. Class B	4
4,195	Liberty Latin America Ltd. Class C (Puerto Rico)*	30
12,534	Lumen Technologies, Inc. *	56
		90
ELECTRIC UTILITIES—0.6%
92	MGE Energy, Inc.	8
549	Portland General Electric Co.	23
411	TXNM Energy, Inc.	23
		54
ELECTRICAL EQUIPMENT—1.1%
913	Array Technologies, Inc. *	6
530	Atkore, Inc.	41
267	EnerSys	25
200	LSI Industries, Inc.	4
22	Powell Industries, Inc.	5
45	Power Solutions International, Inc. *	4
52	Preformed Line Products Co.	8
1,100	Shoals Technologies Group, Inc. Class A*	6
217	Thermon Group Holdings, Inc. *	6
		105
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.7%
70	Advanced Energy Industries, Inc.	10
34	Badger Meter, Inc.	6
206	Belden, Inc.	26
38	Climb Global Solutions, Inc.	5
111	ePlus, Inc. *	7
60	Fabrinet (Thailand)*	19
164	Insight Enterprises, Inc. *	20
42	OSI Systems, Inc. *	9
98	PC Connection, Inc.	6
64	Plexus Corp. *	8
338	Richardson Electronics Ltd.	3
66	Rogers Corp. *	4
176	ScanSource, Inc. *	7
1,546	Vishay Intertechnology, Inc.	25
186	Vishay Precision Group, Inc. *	5
		160
ENERGY EQUIPMENT & SERVICES—2.6%
390	Archrock, Inc.	9
259	Aris Water Solutions, Inc. Class A	6

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
876	Atlas Energy Solutions, Inc.	$11
6,463	Borr Drilling Ltd. (Mexico)*	13
148	Bristow Group, Inc. *	5
347	Cactus, Inc. Class A	15
429	Expro Group Holdings NV *	5
190	Flowco Holdings, Inc. Class A	4
1,301	Helmerich & Payne, Inc.	21
443	Kodiak Gas Services, Inc.	14
2,541	Liberty Energy, Inc.	31
300	Nabors Industries Ltd. *	11
750	National Energy Services Reunited Corp. *	5
1,060	Noble Corp. PLC	28
362	Oceaneering International, Inc. *	8
1,894	Patterson-UTI Energy, Inc.	11
1,424	ProFrac Holding Corp. Class A*	10
1,372	ProPetro Holding Corp. *	7
129	Seadrill Ltd. (Norway)*	4
62	Solaris Energy Infrastructure, Inc.	2
1,020	TETRA Technologies, Inc. *	4
122	Tidewater, Inc. *	6
264	Valaris Ltd. *	13
		243
ENTERTAINMENT—0.5%
429	Cinemark Holdings, Inc.	11
5,445	Playtika Holding Corp.	24
265	Starz Entertainment Corp. *	4
3,009	Vivid Seats, Inc. Class A*	5
		44
FINANCIAL SERVICES—5.0%
1,019	Acacia Research Corp. *	4
212	Banco Latinoamericano de Comercio Exterior SA (Panama)	8
42	Cass Information Systems, Inc.	2
2,919	Compass Diversified Holdings	19
988	Essent Group Ltd.	55
251	EVERTEC, Inc. (Puerto Rico)	9
233	Federal Agricultural Mortgage Corp. Class C	40
2	HA Sustainable Infrastructure Capital, Inc.	—
1,330	Jackson Financial, Inc. Class A	116
759	Merchants Bancorp	22
848	NMI Holdings, Inc. *	32
594	Onity Group, Inc. *	22
6,348	Pagseguro Digital Ltd. Class A (Brazil)	50
620	Paysafe Ltd. *	8
533	PennyMac Financial Services, Inc.	50
25	Sezzle, Inc. *	4
398	SWK Holdings Corp.	6
755	Velocity Financial, Inc. *	12
133	Walker & Dunlop, Inc.	10
		469
FOOD PRODUCTS—1.4%
2,847	B&G Foods, Inc.	12
394	Cal-Maine Foods, Inc.	44
1,509	Dole PLC	21
3,446	Hain Celestial Group, Inc. *	5
40	J&J Snack Foods Corp.	5
76	John B Sanfilippo & Son, Inc.	5
102	Marzetti Co.	18
287	Simply Good Foods Co. *	9

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
529	SunOpta, Inc. (Canada)*	$3
145	Utz Brands, Inc.	2
62	Vital Farms, Inc. *	2
334	WK Kellogg Co.	8
		134
GAS UTILITIES—1.0%
66	Chesapeake Utilities Corp.	8
493	New Jersey Resources Corp.	22
220	Northwest Natural Holding Co.	9
304	Southwest Gas Holdings, Inc.	24
406	Spire, Inc.	30
		93
GROUND TRANSPORTATION—0.4%
179	ArcBest Corp.	13
242	Covenant Logistics Group, Inc.	6
230	PAMT Corp. *	3
275	Universal Logistics Holdings, Inc.	6
317	Werner Enterprises, Inc.	9
		37
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
124	Artivion, Inc. *	4
205	Avanos Medical, Inc. *	2
159	CONMED Corp.	8
1,327	Embecta Corp.	13
120	Haemonetics Corp. *	9
56	Integer Holdings Corp. *	6
785	Integra LifeSciences Holdings Corp. *	10
93	iRadimed Corp.	5
223	Lantheus Holdings, Inc. *	16
80	LeMaitre Vascular, Inc.	7
63	Merit Medical Systems, Inc. *	5
760	Neogen Corp. *	4
437	QuidelOrtho Corp. *	10
31	Semler Scientific, Inc. *	1
11	UFP Technologies, Inc. *	3
83	Utah Medical Products, Inc.	5
291	Varex Imaging Corp. *	2
		110
HEALTH CARE PROVIDERS & SERVICES—2.1%
1,308	AdaptHealth Corp. *	12
681	Ardent Health, Inc. *	7
239	Astrana Health, Inc. *	6
1,615	Aveanna Healthcare Holdings, Inc. *	6
516	BrightSpring Health Services, Inc. *	11
11,184	Community Health Systems, Inc. *	29
225	Concentra Group Holdings Parent, Inc.	5
276	Enhabit, Inc. *	2
122	Ensign Group, Inc.	18
35	HealthEquity, Inc. *	3
54	National HealthCare Corp.	5
1,407	Owens & Minor, Inc. *	10
639	PACS Group, Inc. *	7
809	Pediatrix Medical Group, Inc. *	10
219	Pennant Group, Inc. *	5
524	Premier, Inc. Class A	11
84	Progyny, Inc. *	2
1,819	Select Medical Holdings Corp.	27
873	Surgery Partners, Inc. *	19

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
77	U.S. Physical Therapy, Inc.	$6
		201
HEALTH CARE REITS—0.4%
282	CareTrust REIT, Inc.	9
386	Global Medical REIT, Inc.	3
142	National Health Investors, Inc.	10
825	Sabra Health Care REIT, Inc.	15
229	Strawberry Fields REIT, Inc.	2
61	Universal Health Realty Income Trust	2
		41
HEALTH CARE TECHNOLOGY—0.1%
178	Claritev Corp. *	7
175	HealthStream, Inc.	4
46	Simulations Plus, Inc. *	1
		12
HOTEL & RESORT REITS—1.0%
2,485	Apple Hospitality REIT, Inc.	29
1,067	Braemar Hotels & Resorts, Inc.	2
1,141	DiamondRock Hospitality Co.	9
503	Pebblebrook Hotel Trust	5
1,053	RLJ Lodging Trust	8
320	Ryman Hospitality Properties, Inc.	30
810	Sunstone Hotel Investors, Inc.	7
584	Xenia Hotels & Resorts, Inc.	8
		98
HOTELS, RESTAURANTS & LEISURE—3.1%
357	Bally’s Corp. *	3
1,665	Bloomin' Brands, Inc.	15
3,195	Brightstar Lottery PLC	47
98	Brinker International, Inc. *	16
136	Cracker Barrel Old Country Store, Inc.	9
374	Dine Brands Global, Inc.	9
481	El Pollo Loco Holdings, Inc. *	5
135	First Watch Restaurant Group, Inc. *	2
388	Golden Entertainment, Inc.	11
364	Inspired Entertainment, Inc. *	3
708	Jack in the Box, Inc.	14
474	Marriott Vacations Worldwide Corp.	35
79	Monarch Casino & Resort, Inc.	8
45	Nathan’s Famous, Inc.	4
186	Papa John’s International, Inc.	8
414	Portillo’s, Inc. Class A*	4
295	Pursuit Attractions & Hospitality, Inc. *	9
184	RCI Hospitality Holdings, Inc.	7
2,604	Sabre Corp. *	8
702	Six Flags Entertainment Corp. *	21
565	Super Group SGHC Ltd. (Guernsey)	6
1,464	Target Hospitality Corp. *	11
652	United Parks & Resorts, Inc. *	31
379	Xponential Fitness, Inc. Class A*	4
		290
HOUSEHOLD DURABLES—3.8%
384	Beazer Homes USA, Inc. *	9
26	Cavco Industries, Inc. *	11
898	Cricut, Inc. Class A	4
926	Dream Finders Homes, Inc. Class A*	23
524	Green Brick Partners, Inc. *	32

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
593	Helen of Troy Ltd. *	$13
1,004	KB Home	56
229	La-Z-Boy, Inc.	8
150	Legacy Housing Corp. *	3
1,875	Leggett & Platt, Inc.	18
200	LGI Homes, Inc. *	11
392	M/I Homes, Inc. *	47
1,273	Taylor Morrison Home Corp. *	76
1,401	Tri Pointe Homes, Inc. *	43
		354
HOUSEHOLD PRODUCTS—0.4%
297	Central Garden & Pet Co. *	11
1,098	Energizer Holdings, Inc.	25
		36
INDUSTRIAL REITS—0.3%
156	Innovative Industrial Properties, Inc.	8
1,190	LXP Industrial Trust	9
128	Terreno Realty Corp.	7
		24
INSURANCE—2.4%
1,140	Ambac Financial Group, Inc. *	10
873	CNO Financial Group, Inc.	32
992	F&G Annuities & Life, Inc.	32
591	Fidelis Insurance Holdings Ltd. (United Kingdom)	9
4,423	Genworth Financial, Inc. *	35
256	Greenlight Capital Re Ltd. Class A*	3
858	Hamilton Insurance Group Ltd. Class B (Bermuda)*	18
35	HCI Group, Inc.	5
146	Heritage Insurance Holdings, Inc. *	3
131	Horace Mann Educators Corp.	6
12	Investors Title Co.	3
499	James River Group Holdings Ltd.	3
206	Kingsway Financial Services, Inc. (Canada)*	3
49	Palomar Holdings, Inc. *	6
262	ProAssurance Corp. *	6
224	Selective Insurance Group, Inc.	17
623	SiriusPoint Ltd. (Sweden)*	12
171	Skyward Specialty Insurance Group, Inc. *	9
162	Stewart Information Services Corp.	11
306	Tiptree, Inc.	6
		229
INTERACTIVE MEDIA & SERVICES—0.6%
1,208	Bumble, Inc. Class A*	9
72	Cargurus, Inc. *	2
600	Cars.com, Inc. *	8
5,210	Getty Images Holdings, Inc. *	9
175	Shutterstock, Inc.	3
512	TripAdvisor, Inc. *	9
133	Yelp, Inc. *	5
213	Ziff Davis, Inc. *	7
894	ZipRecruiter, Inc. Class A*	4
		56
IT SERVICES—0.3%
427	ASGN, Inc. *	21
583	Information Services Group, Inc.	3

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
1,615	Unisys Corp. *	$7
		31
LEISURE PRODUCTS—0.6%
375	Escalade, Inc.	5
196	Malibu Boats, Inc. Class A*	6
448	Marine Products Corp.	4
403	MasterCraft Boat Holdings, Inc. *	8
540	Polaris, Inc.	28
627	Smith & Wesson Brands, Inc.	5
		56
LIFE SCIENCES TOOLS & SERVICES—0.1%
4,380	Maravai LifeSciences Holdings, Inc. Class A*	10
MACHINERY—3.1%
165	Aebi Schmidt Holding AG (Switzerland)*	2
46	Alamo Group, Inc.	10
106	Albany International Corp. Class A	6
176	Atmus Filtration Technologies, Inc.	7
109	Chart Industries, Inc. *	22
560	Columbus McKinnon Corp.	8
182	Douglas Dynamics, Inc.	5
36	Enpro, Inc.	8
52	ESCO Technologies, Inc.	10
79	Federal Signal Corp.	10
131	Franklin Electric Co., Inc.	12
124	Gencor Industries, Inc. *	2
177	Greenbrier Cos., Inc.	8
146	Helios Technologies, Inc.	5
775	Hillenbrand, Inc.	16
448	Hillman Solutions Corp. *	4
65	JBT Marel Corp.	9
23	Kadant, Inc.	8
420	Kennametal, Inc.	10
49	Lindsay Corp.	7
205	Luxfer Holdings PLC (United Kingdom)	2
72	Miller Industries, Inc.	3
302	Mueller Water Products, Inc. Class A	7
90	Omega Flex, Inc.	3
226	REV Group, Inc.	11
56	SPX Technologies, Inc. *	10
74	Tennant Co.	6
907	Titan International, Inc. *	8
1,028	Trinity Industries, Inc.	24
1,063	Wabash National Corp.	11
88	Watts Water Technologies, Inc. Class A	23
331	Worthington Enterprises, Inc.	20
		297
MARINE TRANSPORTATION—0.7%
3,444	Costamare, Inc. (Monaco)	35
2,175	Golden Ocean Group Ltd. (Norway)	18
655	Pangaea Logistics Solutions Ltd.	3
2,505	Safe Bulkers, Inc. (Monaco)	10
		66
MEDIA—2.7%
4,803	Advantage Solutions, Inc. *	6
31,381	Altice USA, Inc. Class A*	81
3,949	AMC Networks, Inc. Class A*	24
225	Cable One, Inc.	29

COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
1,379	Entravision Communications Corp. Class A	$3
4,818	EW Scripps Co. Class A*	14
754	Gannett Co., Inc. *	3
7,099	Gray Media, Inc.	32
85	Ibotta, Inc. Class A*	3
8,375	iHeartMedia, Inc. Class A*	16
353	John Wiley & Sons, Inc. Class A	14
149	Scholastic Corp.	4
951	Sinclair, Inc.	14
1,200	Stagwell, Inc. *	7
679	Thryv Holdings, Inc. *	9
		259
METALS & MINING—1.9%
301	Alpha Metallurgical Resources, Inc. *	35
202	Caledonia Mining Corp. PLC (South Africa)	4
432	Century Aluminum Co. *	9
681	Commercial Metals Co.	35
875	Constellium SE *	12
2,297	Ferroglobe PLC	10
47	Kaiser Aluminum Corp.	4
68	Materion Corp.	7
376	Metallus, Inc. *	6
150	Olympic Steel, Inc.	5
160	Ramaco Resources, Inc. Class A	3
723	Ryerson Holding Corp.	15
808	SunCoke Energy, Inc.	6
444	Warrior Met Coal, Inc.	23
94	Worthington Steel, Inc.	3
		177
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.5%
482	Apollo Commercial Real Estate Finance, Inc.	5
372	Blackstone Mortgage Trust, Inc. Class A	7
213	Chicago Atlantic Real Estate Finance, Inc.	3
22	Chimera Investment Corp.	—
297	Ellington Financial, Inc.	4
344	Franklin BSP Realty Trust, Inc.	3
750	Ladder Capital Corp.	8
88	MFA Financial, Inc.	1
221	Nexpoint Real Estate Finance, Inc.	3
349	PennyMac Mortgage Investment Trust	4
1,300	Ready Capital Corp.	5
296	Two Harbors Investment Corp.	3
		46
MULTI-UTILITIES—0.6%
377	Avista Corp.	14
490	Black Hills Corp.	28
331	Northwestern Energy Group, Inc.	18
		60
OFFICE REITS—1.0%
1,993	Brandywine Realty Trust	8
812	City Office REIT, Inc.	6
456	COPT Defense Properties	12
1,536	Douglas Emmett, Inc.	23
238	Easterly Government Properties, Inc.	5
1,286	Empire State Realty Trust, Inc. Class A	9
1,150	Franklin Street Properties Corp.	2
1,931	Hudson Pacific Properties, Inc. *	5
1,992	Paramount Group, Inc. *	12

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OFFICE REITS—Continued
1,258	Piedmont Realty Trust, Inc.	$10
328	Postal Realty Trust, Inc. Class A	5
		97
OIL, GAS & CONSUMABLE FUELS—9.4%
541	Ardmore Shipping Corp. (Ireland)	6
1,390	Berry Corp.	4
959	California Resources Corp.	46
401	Calumet, Inc. *	6
20	Centrus Energy Corp. Class A*	4
1,335	CNX Resources Corp. *	40
1,343	Comstock Resources, Inc. *	24
437	Core Natural Resources, Inc.	32
3,875	Crescent Energy Co. Class A	36
1,018	CVR Energy, Inc.	27
626	DHT Holdings, Inc.	7
434	Dorian LPG Ltd.	12
633	Evolution Petroleum Corp.	3
292	Excelerate Energy, Inc. Class A	7
426	FLEX LNG Ltd. (Norway)	11
446	Golar LNG Ltd. (Cameroon)	18
912	Granite Ridge Resources, Inc.	5
137	Gulfport Energy Corp. *	24
2,139	HighPeak Energy, Inc.	21
269	Kinetik Holdings, Inc.	12
15,771	Kosmos Energy Ltd. (Ghana)*	34
1,516	Magnolia Oil & Gas Corp. Class A	36
2,241	Murphy Oil Corp.	56
9,733	New Fortress Energy, Inc.	27
1,585	Northern Oil & Gas, Inc.	45
631	Par Pacific Holdings, Inc. *	20
2,873	PBF Energy, Inc. Class A	65
3,193	Peabody Energy Corp.	52
17	PrimeEnergy Resources Corp. *	3
110	REX American Resources Corp. *	6
237	Riley Exploration Permian, Inc.	6
857	Scorpio Tankers, Inc. (Monaco)	39
1,385	SFL Corp. Ltd. (Norway)	13
352	Sitio Royalties Corp. Class A	6
2,222	SM Energy Co.	61
2,471	Teekay Corp. Ltd. (Bermuda)	18
1,672	VAALCO Energy, Inc.	6
1,743	Vital Energy, Inc. *	33
148	Vitesse Energy, Inc.	4
4,747	W&T Offshore, Inc.	8
		883
PAPER & FOREST PRODUCTS—0.3%
176	Clearwater Paper Corp. *	4
500	Sylvamo Corp.	23
		27
PASSENGER AIRLINES—0.3%
228	Allegiant Travel Co. *	12
96	SkyWest, Inc. *	11
361	Sun Country Airlines Holdings, Inc. *	4
		27
PERSONAL CARE PRODUCTS—0.7%
356	Edgewell Personal Care Co.	9
2,475	Herbalife Ltd. *	23
90	Interparfums, Inc.	11

COMMON STOCKS—Continued
Shares		Value
PERSONAL CARE PRODUCTS—Continued
258	Nature’s Sunshine Products, Inc. *	$4
650	Nu Skin Enterprises, Inc. Class A	5
7,634	Olaplex Holdings, Inc. *	10
		62
PHARMACEUTICALS—0.8%
1,674	Amneal Pharmaceuticals, Inc. *	13
273	Amphastar Pharmaceuticals, Inc. *	6
174	Collegium Pharmaceutical, Inc. *	5
250	Indivior PLC (United Kingdom)*	5
630	Innoviva, Inc. *	11
181	Pacira BioSciences, Inc. *	4
218	Phibro Animal Health Corp. Class A	6
231	Prestige Consumer Healthcare, Inc. *	17
744	SIGA Technologies, Inc.	5
		72
PROFESSIONAL SERVICES—1.7%
116	Barrett Business Services, Inc.	5
104	CBIZ, Inc. *	6
18	CRA International, Inc.	3
92	Exponent, Inc.	6
226	First Advantage Corp. *	4
167	Forrester Research, Inc. *	2
106	Heidrick & Struggles International, Inc.	5
165	HireQuest, Inc.	2
52	Huron Consulting Group, Inc. *	7
53	ICF International, Inc.	4
152	Insperity, Inc.	9
143	Kforce, Inc.	5
363	Korn Ferry	26
334	Maximus, Inc.	25
191	Mistras Group, Inc. *	1
147	RCM Technologies, Inc. *	4
309	Resources Connection, Inc.	2
253	TriNet Group, Inc.	17
845	TTEC Holdings, Inc. *	4
377	Verra Mobility Corp. *	9
132	WNS Holdings Ltd. (India)*	10
		156
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
1,462	Cushman & Wakefield PLC *	18
477	Forestar Group, Inc. *	12
79	FRP Holdings, Inc. *	2
1,046	Kennedy-Wilson Holdings, Inc.	8
667	Newmark Group, Inc. Class A	10
550	RE/MAX Holdings, Inc. Class A*	4
131	St. Joe Co.	6
		60
RESIDENTIAL REITS—0.2%
90	BRT Apartments Corp.	1
90	Centerspace	5
417	Clipper Realty, Inc.	2
607	Independence Realty Trust, Inc.	10
		18
RETAIL REITS—1.5%
279	Acadia Realty Trust	5
17	Curbline Properties Corp.	—
188	Getty Realty Corp.	5

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
RETAIL REITS—Continued
181	InvenTrust Properties Corp.	$5
1,538	Kite Realty Group Trust	34
1,489	Macerich Co.	25
351	NETSTREIT Corp.	7
819	Phillips Edison & Co., Inc.	28
169	Saul Centers, Inc.	6
472	SITE Centers Corp.	5
313	Tanger, Inc.	9
466	Urban Edge Properties	9
178	Whitestone REIT	2
		140
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
240	Axcelis Technologies, Inc. *	16
110	FormFactor, Inc. *	3
203	Kulicke & Soffa Industries, Inc. (Singapore)	7
87	NVE Corp.	5
469	Ultra Clean Holdings, Inc. *	11
129	Veeco Instruments, Inc. *	3
		45
SOFTWARE—1.0%
253	A10 Networks, Inc.	5
252	ACI Worldwide, Inc. *	11
708	Adeia, Inc.	9
20	Commvault Systems, Inc. *	4
351	Consensus Cloud Solutions, Inc. *	7
342	eGain Corp. *	2
252	I3 Verticals, Inc. Class A*	7
87	InterDigital, Inc.	22
434	Mitek Systems, Inc. *	4
128	Progress Software Corp.	6
56	Qualys, Inc. *	7
57	Red Violet, Inc.	3
380	Rimini Street, Inc. *	2
152	Verint Systems, Inc. *	3
		92
SPECIALIZED REITS—0.3%
242	Farmland Partners, Inc.	3
278	Four Corners Property Trust, Inc.	7
669	Outfront Media, Inc.	12
276	PotlatchDeltic Corp.	11
		33
SPECIALTY RETAIL—4.3%
235	Abercrombie & Fitch Co. Class A*	23
674	Academy Sports & Outdoors, Inc.	34
1,779	American Eagle Outfitters, Inc.	19
86	America’s Car-Mart, Inc. *	4
586	Arhaus, Inc. *	5
1,370	Arko Corp.	6
259	Asbury Automotive Group, Inc. *	58
66	Boot Barn Holdings, Inc. *	11
332	Buckle, Inc.	17
105	Build-A-Bear Workshop, Inc.	5
527	Caleres, Inc.	7
1,297	Camping World Holdings, Inc. Class A	18
906	Designer Brands, Inc. Class A	3
640	Foot Locker, Inc. *	16
202	Haverty Furniture Cos., Inc.	4
88	J Jill, Inc.	1

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
346	MarineMax, Inc. *	$8
224	Monro, Inc.	3
448	ODP Corp. *	8
601	OneWater Marine, Inc. Class A*	9
1,912	Petco Health & Wellness Co., Inc. *	6
144	Revolve Group, Inc. *	3
1,425	Sally Beauty Holdings, Inc. *	14
140	Shoe Carnival, Inc.	3
417	Signet Jewelers Ltd.	33
187	Sleep Number Corp. *	1
407	Sonic Automotive, Inc. Class A	30
255	Tile Shop Holdings, Inc. *	2
537	Torrid Holdings, Inc. *	1
642	Upbound Group, Inc.	13
297	Urban Outfitters, Inc. *	22
1,025	Victoria’s Secret & Co. *	19
		406
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
665	CompoSecure, Inc. Class A*	10
125	CPI Card Group, Inc. *	2
203	Diebold Nixdorf, Inc. *	11
355	Immersion Corp.	3
2,492	Xerox Holdings Corp.	10
		36
TEXTILES, APPAREL & LUXURY GOODS—1.0%
1,160	Capri Holdings Ltd. *	21
467	Figs, Inc. Class A*	3
272	G-III Apparel Group Ltd. *	6
5,774	Hanesbrands, Inc. *	24
357	Kontoor Brands, Inc.	20
289	Movado Group, Inc.	4
102	Oxford Industries, Inc.	4
121	Rocky Brands, Inc.	3
370	Steven Madden Ltd.	9
		94
TRADING COMPANIES & DISTRIBUTORS—2.3%
117	BlueLinx Holdings, Inc. *	8
318	Boise Cascade Co.	27
1,312	Custom Truck One Source, Inc. *	8
428	DNOW, Inc. *	7
67	DXP Enterprises, Inc. *	8
128	GATX Corp.	19
169	Global Industrial Co.	6
209	GMS, Inc. *	23
298	Herc Holdings, Inc.	35
721	Hudson Technologies, Inc. *	7
117	Karat Packaging, Inc.	3
92	McGrath RentCorp	11
465	MRC Global, Inc. *	7
616	Rush Enterprises, Inc. Class A	33
450	Titan Machinery, Inc. *	9
37	Willis Lease Finance Corp.	5
		216
WATER UTILITIES—0.4%
147	American States Water Co.	11
230	California Water Service Group	10
231	Global Water Resources, Inc.	2
183	H2O America	9

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
WATER UTILITIES—Continued
267	Pure Cycle Corp. *	$3
121	York Water Co.	4
		39
WIRELESS TELECOMMUNICATION SERVICES—0.1%
459	Gogo, Inc. *	7
147	Telephone & Data Systems, Inc.	6
		13
TOTAL COMMON STOCKS (Cost $9,927)		9,388
TOTAL INVESTMENTS—99.6% (Cost $9,927)		9,388
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		33
TOTAL NET ASSETS—100%		$9,421

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Short-Term Investments—88.2%
Principal Amount		Value
U.S. TREASURY BILLS—88.2%
	U.S. Treasury Bills
$57,133	4.079%—09/18/2025†	$56,809
50,741	4.117%—09/18/2025†	50,453
9,146	4.141%—12/18/2025†	8,999
113,841	4.145%—10/23/2025†	112,729
90,194	4.211%—11/04/2025†	89,192
98,368	4.213%—10/14/2025†	97,512
77,180	4.230%—09/09/2025†	76,823
TOTAL SHORT-TERM INVESTMENTS (Cost $492,572)		492,517
TOTAL INVESTMENTS—88.2% (Cost $492,572)		492,517
CASH AND OTHER ASSETS, LESS LIABILITIES—11.8%		65,703
TOTAL NET ASSETS—100%		$558,220

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	08/29/2025	Monthly	$558,121	$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in
Note 2 of the accompanying Notes to Portfolios of Investments.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of July 31, 2025.

Commodity	Weight
Gold	31.5%
RBOB Gasoline	11.1
GasOil	9.7
Heating Oil	8.0
Brent Crude Oil	5.6
Corn	3.1
Sugar	2.9
Cocoa	2.7
Soybeans	2.6
Soybean Oil	2.1
Aluminum	2.0
Zinc	2.0
Coffee	1.9
Cotton	1.9
KC Wheat	1.9
Lean Hogs	1.9
Nickel	1.9
Soymeal	1.9
Wheat	1.9
Copper	1.7
Natural Gas (United States)	1.7
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—12.6%
Principal Amount		Value
$250	Apidos CLO XXXV Ltd. Series 2021-35A Cl. A 5.637% (3 Month USD Term SOFR + 1.312%) 04/20/2034[1,2]	$251
125	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Cl. A 5.230%—12/20/2030[1]	128
250	CIFC Funding Ltd. Series 2024-3A Cl. A1 5.805% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	251
88	Compass Datacenters Issuer III LLC Series 2025-3A Cl. A2 5.286%—07/25/2050[1]	88
145	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	134
149	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	139
84	Jersey Mike’s Funding LLC Series 2024-1A Cl. A2 5.636%—02/15/2055[1]	85
110	NextGear Floorplan Master Owner Trust Series 2024-2A Cl. A2 4.420%—09/15/2029[1]	110
250	Palmer Square CLO Ltd. Series 2020-3A Cl. A1R2 5.976% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	251
236	Planet Fitness Master Issuer LLC Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	225
100	Progress Residential Trust Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	94
122	QTS Issuer ABS I LLC Series 2025-1A Cl. A2 5.439%—05/25/2055[1]	123
146	Sabey Data Center Issuer LLC Series 2025-2 Cl. A2 5.966%—04/20/2050[1]	149
	SBA Small Business Investment Cos.
122	Series 2023-10A Cl. 1 5.168%—03/10/2033	123
126	Series 2023-10B Cl. 1 5.688%—09/10/2033	130
		253
	SBA Tower Trust
100	1.631%—05/15/2051[1]	96
102	6.599%—11/15/2052[1]	105
		201
127	Servpro Master Issuer LLC Series 2019-1A Cl. A2 3.882%—10/25/2049[1]	125
140	Subway Funding LLC Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	142
147	Taco Bell Funding LLC Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	134

Asset-Backed Securities—Continued
Principal Amount		Value
	Tricon Residential Trust
$100	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	$100
148	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	147
		247
	U.S. Small Business Administration
121	Series 2017-20I Cl. 1 2.590%—09/01/2037	110
79	Series 2010-20G Cl. 1 3.800%—07/01/2030	77
113	Series 2024-25E Cl. 1 5.240%—05/01/2049	115
125	Series 2024-25D Cl. 1 5.380%—04/01/2049	128
		430
25	Uniti Fiber ABS Issuer LLC Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	25
187	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	180
115	Wendy’s Funding LLC Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	113
Total Asset-Backed Securities (Cost $3,796)		3,878

Collateralized Mortgage Obligations—11.3%

	Bank
165	Series 2020-BN30 Cl. A4 1.925%—12/15/2053	142
102	Series 2021-BN33 Cl. A3 2.021%—05/15/2064	93
		235
137	Barclays Commercial Mortgage Trust Series 2019-C3 Cl. A3 3.319%—05/15/2052	131
	Benchmark Mortgage Trust
150	Series 2020-B22 Cl. ASB 1.731%—01/15/2054	138
169	Series 2021-B28 Cl. A5 2.224%—08/15/2054	146
126	Series 2025-V14 Cl. A4 5.660%—04/15/2057	131
		415
150	BMO Mortgage Trust Series 2024-5C4 Cl. A3 6.526%—05/15/2057[2]	159
	BX Commercial Mortgage Trust
110	Series 2024-XL5 Cl. A 5.734% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	111
95	Series 2024-XL4 Cl. A 5.784% (1 Month USD Term SOFR + 1.442%) 02/15/2039[1,2]	95
		206

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$125	BX Trust Series 2024-BIO Cl. A 5.984% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	$125
100	CENT Trust Series 2025-CITY Cl. A 5.091%—07/10/2040[1,2]	100
	Citigroup Mortgage Loan Trust
119	Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	119
123	Series 2025-3 Cl. A11 5.500%—06/25/2055[1,2]	123
		242
49	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,2]	50
100	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.104%—10/10/2041[1,2]	100
154	GS Mortgage Securities Corp. Trust Series 2023-SHIP Cl. A 4.322%—09/10/2038[1,2]	153
71	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	71
100	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.797%—10/05/2039[1,2]	102
	JP Morgan Mortgage Trust
185	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	171
106	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	106
103	Series 2025-5MPR Cl. A1D 5.500%—11/25/2055[1,3]	103
91	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	92
50	Series 2024-6 Cl. A6 6.000%—12/25/2054[1,2]	50
		522
132	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 6.232% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	132
	Sequoia Mortgage Trust
145	Series 2025-5 Cl. A5 5.500%—06/25/2055[1,2]	145
159	Series 2025-7 Cl. A11 5.500%—08/25/2055[1,2]	159
71	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	71
97	Series 2024-6 Cl. A5 6.000%—07/27/2054[1,2]	98
72	Series 2024-7 Cl. A11 6.000%—08/25/2054[1,2]	72
		545
100	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.785% (1 Month USD Term SOFR + 1.443%) 02/15/2042[1,2]	100

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$80	Towd Point Mortgage Trust Series 2018-3 Cl. A1 3.750%—05/25/2058[1,2]	$78
Total Collateralized Mortgage Obligations (Cost $3,422)		$3,466

Corporate Bonds & Notes—30.2%

AEROSPACE & DEFENSE—0.8%
112	Embraer Netherlands Finance BV 5.980%—02/11/2035	115
114	Hexcel Corp. 5.875%—02/26/2035	117
		232
AUTO COMPONENTS—0.4%
171	Aptiv Swiss Holdings Ltd. 4.150%—05/01/2052	123
AUTOMOBILES—1.0%
200	Ford Motor Credit Co. LLC 6.125%—03/08/2034	195
102	General Motors Financial Co., Inc. 5.750%—02/08/2031	105
		300
BANKS—2.7%
200	Barclays PLC 6.490%—09/13/2029[4]	211
83	Citigroup, Inc. 4.952%—05/07/2031[4]	84
200	ING Groep NV 6.114%—09/11/2034[4]	212
200	Lloyds Banking Group PLC 6.068%—06/13/2036[4]	205
99	Truist Financial Corp. MTN 7.161%—10/30/2029[4]	107
		819
BUILDING PRODUCTS—0.4%
135	Standard Building Solutions, Inc. 6.250%—08/01/2033[1]	136
CAPITAL MARKETS—4.3%
124	Blackstone Holdings Finance Co. LLC 6.200%—04/22/2033[1]	133
67	Blue Owl Capital Corp. 2.875%—06/11/2028	62
100	Blue Owl Credit Income Corp. 6.600%—09/15/2029	103
	Brookfield Finance, Inc.
132	2.724%—04/15/2031	119
165	6.300%—01/15/2055[4]	159
		278
101	Golub Capital Private Credit Fund 5.800%—09/12/2029	101
84	Hercules Capital, Inc. 6.000%—06/16/2030	84
140	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	136
60	Main Street Capital Corp. 6.950%—03/01/2029	63

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
$45	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	$43
	Sixth Street Lending Partners
50	5.750%—01/15/2030	50
86	6.500%—03/11/2029	89
		139
200	UBS Group AG 2.746%—02/11/2033[1,4]	175
		1,317
COMMERCIAL SERVICES & SUPPLIES—0.7%
75	Brink’s Co. 6.750%—06/15/2032[1]	77
170	Triton Container International Ltd./TAL International Container Corp. 3.250%—03/15/2032	150
		227
COMMUNICATIONS EQUIPMENT—0.5%
147	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	148
DIVERSIFIED FINANCIAL SERVICES—2.9%
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	152
99	Air Lease Corp. 1.875%—08/15/2026	96
71	Aircastle Ltd. 5.950%—02/15/2029[1]	74
250	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	242
86	GGAM Finance Ltd. 8.000%—02/15/2027[1]	89
136	Jane Street Group/JSG Finance, Inc. 6.125%—11/01/2032[1]	135
88	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	88
		876
ELECTRIC UTILITIES—1.7%
74	Berkshire Hathaway Energy Co. 6.125%—04/01/2036	79
123	CMS Energy Corp. 3.750%—12/01/2050[4]	111
58	Dominion Energy, Inc. 6.875%—02/01/2055[4]	61
40	Exelon Corp. 4.450%—04/15/2046	33
79	National Rural Utilities Cooperative Finance Corp. 7.125%—09/15/2053[4]	83
115	New England Power Co. 5.936%—11/25/2052[1]	116
53	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[4]	54
		537
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.4%
141	COPT Defense Properties LP 2.000%—01/15/2029	129

Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$141	EPR Properties 4.500%—06/01/2027	$140
67	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	64
91	VICI Properties LP 5.750%—04/01/2034	93
		426
FINANCIAL SERVICES—1.0%
80	Charles Schwab Corp. 5.853%—05/19/2034[4]	85
65	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	68
163	Navient Corp. 4.875%—03/15/2028	159
		312
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
109	UnitedHealth Group, Inc. 5.300%—06/15/2035	110
HEALTH CARE PROVIDERS & SERVICES—0.9%
143	CVS Pass-Through Trust 5.926%—01/10/2034[1]	144
50	DaVita, Inc. 6.750%—07/15/2033[1]	52
88	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	86
		282
INDUSTRIAL CONGLOMERATES—0.7%
200	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	202
INSURANCE—2.1%
9	Arthur J Gallagher & Co. 5.550%—02/15/2055	9
111	Brown & Brown, Inc. 5.250%—06/23/2032	112
113	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	116
	Global Atlantic Fin Co.
157	3.125%—06/15/2031[1]	140
82	7.950%—06/15/2033[1]	93
		233
195	SBL Holdings, Inc. 5.000%—02/18/2031[1]	179
		649
IT SERVICES—0.2%
65	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	67
MACHINERY—0.1%
39	Terex Corp. 6.250%—10/15/2032[1]	39
MEDIA—0.4%
109	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	113

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—2.4%
	Columbia Pipelines Operating Co. LLC
$23	5.962%—02/15/2055[1]	$22
102	6.036%—11/15/2033[1]	107
		129
	ConocoPhillips Co.
17	5.500%—01/15/2055	16
44	5.550%—03/15/2054	42
		58
68	Enbridge, Inc. 5.750%—07/15/2080[4]	68
69	Florida Gas Transmission Co. LLC 5.750%—07/15/2035[1]	70
58	Gulfstream Natural Gas System LLC 5.600%—07/23/2035[1]	58
142	Kinder Morgan, Inc. 5.850%—06/01/2035	147
107	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	62
80	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	81
75	Venture Global Plaquemines LNG LLC 6.500%—01/15/2034[1]	77
		750
PASSENGER AIRLINES—0.5%
38	Delta Air Lines Pass-Through Trust 2.000%—12/10/2029	36
146	United Airlines Pass-Through Trust 2.700%—11/01/2033	131
		167
PHARMACEUTICALS—0.1%
28	Teva Pharmaceutical Finance Netherlands III BV 3.150%—10/01/2026	27
PROFESSIONAL SERVICES—0.5%
86	KBR, Inc. 4.750%—09/30/2028[1]	83
83	Verisk Analytics, Inc. 5.250%—03/15/2035	83
		166
ROAD & RAIL—0.2%
71	Norfolk Southern Corp. 4.050%—08/15/2052	55
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
123	Broadcom, Inc. 4.000%—04/15/2029[1]	121
200	Foundry JV Holdco LLC 6.150%—01/25/2032[1]	210
61	KLA Corp. 5.650%—11/01/2034	64
		395
SOFTWARE—0.9%
134	Oracle Corp. 3.600%—04/01/2040	106
172	VMware LLC 1.400%—08/15/2026	167
		273

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—0.9%
$62	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	$60
123	Lithia Motors, Inc. 3.875%—06/01/2029[1]	116
	Macy’s Retail Holdings LLC
20	5.875%—03/15/2030[1]	20
34	7.375%—08/01/2033[1]	34
		54
40	Wayfair LLC 7.250%—10/31/2029[1]	41
		271
TRADING COMPANIES & DISTRIBUTORS—0.6%
200	Ferguson Finance PLC 4.650%—04/20/2032[1]	196
WIRELESS TELECOMMUNICATION SERVICES—0.2%
58	Rogers Communications, Inc. 7.500%—08/15/2038	67
Total Corporate Bonds & Notes (Cost $9,066)		9,282

Mortgage Pass-Through—24.2%

	Federal Home Loan Mortgage Corp.
186	2.000%—12/01/2051	146
852	2.500%—02/01/2035-04/01/2052	716
525	3.000%—12/01/2046-07/01/2051	459
334	3.500%—05/01/2033-05/01/2035	327
174	4.000%—06/01/2048	164
494	4.500%—01/01/2049-05/01/2053	478
272	5.000%—04/01/2053-01/01/2055	267
591	5.500%—09/01/2053-03/01/2054	596
		3,153
	Federal Home Loan Mortgage Corp. REMICS
215	Series 5035 Cl. IJ 2.000%—02/25/2050	24
330	Series 5462 2.000%—05/25/2037	23
309	Series 5347 Cl. AS 2.180% (30 day USD Average SOFR + 6.530%) 10/25/2053[2]	28
285	Series 5158 Cl. BI 3.000%—05/25/2035	23
153	Series 4733 Cl. EI 5.000%—07/15/2041	22
		120
	Federal Home Loan Mortgage Corp. STRIPS
433	Series 414 Cl. C1 1.500%—03/25/2037	24
326	Series 400 Cl. C14 2.000%—07/25/2037	23
500	Series 414 Cl. C2 2.000%—04/25/2037	36
		83
	Federal National Mortgage Association
1,403	2.500%—08/01/2035-04/01/2052	1,201
179	3.000%—06/01/2051	156
487	3.500%—10/01/2047-04/01/2050	444

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$470	4.000%—12/01/2047-04/01/2050	$442
288	4.500%—07/01/2048-11/01/2048	279
483	5.000%—07/01/2052-09/01/2052	477
130	5.500%—02/01/2054	129
		3,128
	Federal National Mortgage Association Interest STRIPS
461	Series 427 Cl. C55 1.500%—02/25/2037	26
493	Series 429 Cl. C11 1.500%—03/25/2038	25
493	Series 433 Cl. C3 2.000%—08/25/2037	35
411	Series 444 Cl. C2 2.000%—10/25/2037	25
228	Series 435 Cl. C4 3.000%—10/25/2037	16
		127
	Federal National Mortgage Association REMICS
857	Series 2021-67 Cl. AI 0.649%—10/25/2051[2]	39
443	Series 2020-81 Cl. AI 1.500%—11/25/2035	23
		62
	Government National Mortgage Association
151	2.000%—02/20/2052	122
313	2.500%—09/20/2051	263
206	3.500%—05/20/2052	186
133	4.500%—08/20/2048	129
		700
	Government National Mortgage Association REMICS
500	Series 2019-35 Cl. SE 1.696% (1 Month USD Term SOFR + 6.036%) 01/16/2044[2]	25
179	Series 2021-137 Cl. NI 3.000%—08/20/2051	26

Mortgage Pass-Through—Continued
Principal Amount		Value
$133	Series 2020-146 Cl. IG 5.500%—09/20/2046	$23
51	Series 2024-107 6.500%—06/20/2054	8
		82
Total Mortgage Pass-Through (Cost $7,389)		$7,455

Municipal Bonds—0.4%

(Cost $118)
118	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	121

U.S. Government Obligations—19.5%

	U.S. Treasury Bonds
1,796	4.250%—02/15/2054-08/15/2054	1,615
1,955	4.500%—02/15/2044	1,868
1,353	4.625%—11/15/2044-02/15/2055	1,305
		4,788
	U.S. Treasury Notes
623	4.000%—05/31/2030	624
587	4.250%—11/15/2034-05/15/2035	583
		1,207
Total U.S. Government Obligations (Cost $6,091)		5,995
TOTAL INVESTMENTS—98.2% (Cost $29,882)		30,197
CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		543
TOTAL NET ASSETS—100.0%		$30,740

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $9,685 or 32% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of July 31, 2025.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—93.7%
Shares		Value
BANKS—11.2%
117,081	Bank of America Corp.	$5,534
188,730	KeyCorp	3,382
18,153	M&T Bank Corp.	3,426
313,649	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	4,360
278,628	Sumitomo Mitsui Financial Group, Inc. ADR (Japan)[1]	4,218
39,423	Wells Fargo & Co.	3,179
		24,099
BEVERAGES—2.6%
81,512	Coca-Cola Co.	5,534
BUILDING PRODUCTS—1.7%
8,578	Trane Technologies PLC	3,758
CAPITAL MARKETS—7.3%
8,803	Ameriprise Financial, Inc.	4,562
25,029	ARES Management Corp. Class A	4,644
168,687	Blue Owl Capital, Inc.	3,264
17,743	Intercontinental Exchange, Inc.	3,279
		15,749
COMMERCIAL SERVICES & SUPPLIES—5.3%
25,832	Cintas Corp.	5,749
61,046	Rollins, Inc.	3,496
9,493	Waste Management, Inc.	2,175
		11,420
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.5%
29,777	Kroger Co.	2,087
32,804	Walmart, Inc.	3,214
		5,301
CONTAINERS & PACKAGING—1.2%
56,549	International Paper Co.	2,643
ELECTRIC UTILITIES—1.9%
56,130	NextEra Energy, Inc.	3,989
FINANCIAL SERVICES—1.3%
36,628	Fidelity National Information Services, Inc.	2,909
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
36,756	Medtronic PLC	3,317
HEALTH CARE PROVIDERS & SERVICES—4.4%
10,249	Cencora, Inc.	2,932
4,209	McKesson Corp.	2,919
14,703	UnitedHealth Group, Inc.	3,669
		9,520

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—1.6%
18,108	Texas Roadhouse, Inc.	$3,352
INDUSTRIAL REITS—1.3%
84,180	STAG Industrial, Inc.	2,890
INSURANCE—6.3%
27,856	Arthur J Gallagher & Co.	8,002
20,688	Primerica, Inc.	5,495
		13,497
INTERACTIVE MEDIA & SERVICES—4.6%
12,788	Meta Platforms, Inc. Class A	9,891
MACHINERY—3.0%
76,757	Mueller Industries, Inc.	6,553
OIL, GAS & CONSUMABLE FUELS—3.0%
106,382	Williams Cos., Inc.	6,378
PHARMACEUTICALS—2.8%
8,161	Eli Lilly & Co.	6,040
PROFESSIONAL SERVICES—1.0%
50,926	Genpact Ltd.	2,243
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—14.2%
68,275	Broadcom, Inc.	20,052
59,921	NVIDIA Corp.	10,658
		30,710
SOFTWARE—6.5%
21,141	Microsoft Corp.	11,279
10,763	Salesforce, Inc.	2,780
		14,059
SPECIALTY RETAIL—1.7%
29,591	TJX Cos., Inc.	3,685
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.3%
44,242	Apple, Inc.	9,183
TEXTILES, APPAREL & LUXURY GOODS—2.5%
50,700	Tapestry, Inc.	5,477
TOTAL COMMON STOCKS (Cost $157,327)		202,197
TOTAL INVESTMENTS—93.7% (Cost $157,327)		202,197
CASH AND OTHER ASSETS, LESS LIABILITIES—6.3%		13,548
TOTAL NET ASSETS—100%		$215,745

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Emerging Markets Equity ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.3%
Shares		Value
AUTOMOBILES—2.4%
8,500	BYD Co. Ltd. Class H (China)	$125
BANKS—20.4%
27,930	Banco Bradesco SA ADR (Brazil)[1]	77
455,600	Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	103
3,790	Grupo Cibest SA ADR (Colombia)[1]	164
13,000	Grupo Financiero Banorte SAB de CV Class O (Mexico)	116
1,650	HDFC Bank Ltd. ADR (India)[1]	127
4,380	ICICI Bank Ltd. ADR (India)[1]	148
60,000	Industrial & Commercial Bank of China Ltd. Class H (China)	46
13,070	Itau Unibanco Holding SA ADR (Brazil)[1]	82
15,000	Kasikornbank PCL (Thailand)	48
3,451	Komercni Banka AS (Czech Republic)	165
		1,076
BEVERAGES—2.0%
47,600	Ambev SA (Brazil)	106
CAPITAL MARKETS—3.5%
26,490	Ninety One Ltd. (South Africa)	64
7,310	XP, Inc. Class A (Brazil)	118
		182
CHEMICALS—1.7%
26,400	PTT Global Chemical PCL (Thailand)	8
2,180	Sociedad Quimica y Minera de Chile SA ADR (Chile)*,1	80
		88
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
25,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	149
FINANCIAL SERVICES—2.3%
28,170	FirstRand Ltd. (South Africa)	120
FOOD PRODUCTS—3.5%
176,000	Indofood Sukses Makmur Tbk. PT (Indonesia)	91
35,000	Uni-President Enterprises Corp. (Taiwan)	93
		184
HEALTH CARE PROVIDERS & SERVICES—1.6%
36,000	Sinopharm Group Co. Ltd. Class H (China)	86
HOTELS, RESTAURANTS & LEISURE—5.0%
90,000	TravelSky Technology Ltd. Class H (China)	144
2,600	Yum China Holdings, Inc. (China)	121
		265
INDUSTRIAL CONGLOMERATES—1.0%
472	CJ Corp. (South Korea)	53
INTERACTIVE MEDIA & SERVICES—6.7%
790	Baidu, Inc. ADR (China)*,1	70

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
4,000	Tencent Holdings Ltd. (China)	$280
		350
MACHINERY—1.6%
40,000	Weichai Power Co. Ltd. Class H (China)	85
METALS & MINING—1.9%
50,000	Jiangxi Copper Co. Ltd. Class H (China)	100
OIL, GAS & CONSUMABLE FUELS—3.2%
83,769	Ecopetrol SA (Colombia)	35
4,390	Petroleo Brasileiro SA - Petrobras ADR (Brazil)[1]	56
22,000	PTT Exploration & Production PCL (Thailand)	80
		171
PERSONAL CARE PRODUCTS—4.6%
1,339	Cosmax, Inc. (South Korea)	243
PHARMACEUTICALS—1.2%
25,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (China)	61
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.9%
22,000	Poly Property Services Co. Ltd. Class H (China)	98
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—20.4%
42,000	ASE Technology Holding Co. Ltd. (Taiwan)	215
6,000	MediaTek, Inc. (Taiwan)	275
15,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	583
		1,073
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.6%
24,000	Micro-Star International Co. Ltd. (Taiwan)	116
3,472	Samsung Electronics Co. Ltd. (South Korea)	178
		294
TEXTILES, APPAREL & LUXURY GOODS—2.6%
14,000	Feng TAY Enterprise Co. Ltd. (Taiwan)	56
11,000	Shenzhou International Group Holdings Ltd. (China)	79
		135
TRADING COMPANIES & DISTRIBUTORS—2.4%
14,000	BOC Aviation Ltd. (China)[2]	128
TOTAL COMMON STOCKS (Cost $4,966)		5,172
TOTAL INVESTMENTS—98.3% (Cost $4,966)		5,172
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		89
TOTAL NET ASSETS—100%		$5,261

⬤

Harbor Emerging Markets Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $128 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Emerging Markets Select ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—93.0%
Shares		Value
AEROSPACE & DEFENSE—1.6%
2,318	Embraer SA ADR (Brazil)[1]	$134
AUTOMOBILE COMPONENTS—0.8%
3,690	Hesai Group ADR (China)*,1	70
AUTOMOBILES—1.6%
9,500	BYD Co. Ltd. Class H (China)	140
BANKS—10.2%
448,900	Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	101
28,594	BDO Unibank, Inc. (Philippines)	70
3,970	HDFC Bank Ltd. ADR (India)[1]	305
8,313	ICICI Bank Ltd. ADR (India)[1]	280
9,701	NU Holdings Ltd. Class A (Brazil)*	119
		875
BROADLINE RETAIL—7.1%
24,100	Alibaba Group Holding Ltd. (China)	355
109	MercadoLibre, Inc. (Brazil)*	259
		614
CAPITAL MARKETS—1.6%
19,500	Banco BTG Pactual SA (Brazil)	136
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.1%
13,640	Dino Polska SA (Poland)*,2	181
ELECTRICAL EQUIPMENT—6.4%
5,200	Contemporary Amperex Technology Co. Ltd. Class A (China)	191
41,529	Electrical Industries Co. (Saudi Arabia)	99
17,299	Triveni Turbine Ltd. (India)	119
21,900	WEG SA (Brazil)	145
		554
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
8,000	Chroma ATE, Inc. (Taiwan)	115
ENTERTAINMENT—3.0%
12,169	Tencent Music Entertainment Group ADR (China)[1]	255
FINANCIAL SERVICES—1.3%
47,672	Housing & Urban Development Corp. Ltd. (India)	115
HOTELS, RESTAURANTS & LEISURE—5.2%
13,300	Meituan Class B (China)*,2	206
3,850	Trip.com Group Ltd. (China)	241
		447
HOUSEHOLD DURABLES—3.8%
2,310	Amber Enterprises India Ltd. (India)*	210
21,800	Cury Construtora e Incorporadora SA (Brazil)	115
		325
INDUSTRIAL CONGLOMERATES—1.1%
961	Apar Industries Ltd. (India)	97
INSURANCE—1.5%
13,800	Qualitas Controladora SAB de CV (Mexico)	125
IT SERVICES—0.9%
318	Elm Co. (Saudi Arabia)	77

COMMON STOCKS—Continued
Shares		Value
MACHINERY—6.1%
6,828	Action Construction Equipment Ltd. (India)	$88
3,076	AIA Engineering Ltd. (India)	110
5,000	Airtac International Group (China)	144
633	HD Hyundai Marine Solution Co. Ltd. (South Korea)	93
1,808	Schaeffler India Ltd. (India)	85
		520
MEDIA—1.9%
7,448	Affle 3i Ltd. (India)*	165
PERSONAL CARE PRODUCTS—2.6%
452	Cosmax, Inc. (South Korea)	82
10,800	Mao Geping Cosmetics Co. Ltd. Class H (China)	138
		220
PROFESSIONAL SERVICES—2.1%
2,032	Computer Age Management Services Ltd. (India)	86
1,859	L&T Technology Services Ltd. (India)[2]	92
		178
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.4%
7,756	KE Holdings, Inc. ADR (China)[1]	143
8,852	Phoenix Mills Ltd. (India)	150
		293
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—20.3%
1,000	Alchip Technologies Ltd. (Taiwan)	130
2,958	HPSP Co. Ltd. (South Korea)	57
2,000	Jentech Precision Industrial Co. Ltd. (Taiwan)	96
3,258	LEENO Industrial, Inc. (South Korea)	112
4,000	MediaTek, Inc. (Taiwan)	184
1,768	SK Hynix, Inc. (South Korea)	349
21,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	816
		1,744
SPECIALTY RETAIL—0.9%
1,918,900	Map Aktif Adiperkasa PT (Indonesia)	80
TEXTILES, APPAREL & LUXURY GOODS—4.3%
402,000	Bosideng International Holdings Ltd. (China)	229
3,719	Titan Co. Ltd. (India)	142
		371
TRANSPORTATION INFRASTRUCTURE—1.9%
21,110	International Container Terminal Services, Inc. (Philippines)	162
TOTAL COMMON STOCKS (Cost $7,950)		7,993

PREFERRED STOCKS—3.2%

(Cost $221)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.2%
6,536	Samsung Electronics Co. Ltd. (South Korea)	272
TOTAL INVESTMENTS—96.2% (Cost $8,171)		8,265
CASH AND OTHER ASSETS, LESS LIABILITIES—3.8%		329
TOTAL NET ASSETS—100%		$8,594

⬤

Harbor Emerging Markets Select ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $479 or 6% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
BIOTECHNOLOGY—45.7%
9,699	89bio, Inc. *	$92
623	Alnylam Pharmaceuticals, Inc. *	244
17,253	Ascendis Pharma AS ADR (Denmark)*,1	2,994
17,169	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	146
4,207	Dianthus Therapeutics, Inc. *	87
3,227	Insmed, Inc. *	346
4,639	Ionis Pharmaceuticals, Inc. *	200
21,403	Legend Biotech Corp. ADR*,1	836
7,609	Merus NV (Netherlands)*	504
4,611	MoonLake Immunotherapeutics *	233
1,809	Natera, Inc. *	242
5,130	Revolution Medicines, Inc. *	191
4,404	Rhythm Pharmaceuticals, Inc. *	375
4,930	Soleno Therapeutics, Inc. *	426
2,179	TG Therapeutics, Inc. *	77
18,009	Vaxcyte, Inc. *	612
		7,605
HEALTH CARE EQUIPMENT & SUPPLIES—19.1%
1,922	Boston Scientific Corp. *	202
7,921	Dexcom, Inc. *	640
3,178	GE HealthCare Technologies, Inc.	226
404	IDEXX Laboratories, Inc. *	216
515	Insulet Corp. *	148
694	Intuitive Surgical, Inc. *	334
861	iRhythm Technologies, Inc. *	121
4,526	Lantheus Holdings, Inc. *	322
4,196	Masimo Corp. *	645
6,759	PROCEPT BioRobotics Corp. *	328
		3,182

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—10.3%
2,713	GeneDx Holdings Corp. *	$276
1,690	Guardant Health, Inc. *	69
2,420	HealthEquity, Inc. *	235
6,743	Option Care Health, Inc. *	198
3,722	UnitedHealth Group, Inc.	929
		1,707
LIFE SCIENCES TOOLS & SERVICES—5.5%
9,008	Avantor, Inc. *	121
2,144	Danaher Corp.	423
2,200	ICON PLC *	372
		916
PHARMACEUTICALS—17.3%
3,440	Eli Lilly & Co.	2,546
3,504	Novo Nordisk AS ADR (Denmark)[1]	165
1,634	Verona Pharma PLC ADR (United Kingdom)*,1	172
		2,883
TOTAL COMMON STOCKS (Cost $15,217)		16,293
TOTAL INVESTMENTS—97.9% (Cost $15,217)		16,293
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		344
TOTAL NET ASSETS—100%		$16,637

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—100.0%
Shares		Value
AEROSPACE & DEFENSE—1.4%
67	Axon Enterprise, Inc. *	$51
BANKS—5.3%
376	Cullen/Frost Bankers, Inc.	48
511	East West Bancorp, Inc.	51
439	Pinnacle Financial Partners, Inc.	39
535	SouthState Corp.	50
		188
BIOTECHNOLOGY—2.1%
411	Neurocrine Biosciences, Inc. *	53
1,390	Sarepta Therapeutics, Inc. *	23
		76
BUILDING PRODUCTS—1.5%
301	Simpson Manufacturing Co., Inc.	54
CAPITAL MARKETS—7.4%
229	Cboe Global Markets, Inc.	55
379	KKR & Co., Inc.	56
232	MarketAxess Holdings, Inc.	48
86	MSCI, Inc.	48
603	Nasdaq, Inc.	58
		265
CHEMICALS—1.1%
1,624	Dow, Inc.	38
COMMUNICATIONS EQUIPMENT—1.6%
615	Ciena Corp. *	57
CONSUMER FINANCE—2.9%
99	Credit Acceptance Corp. *	48
800	Synchrony Financial	56
		104
ELECTRIC UTILITIES—1.5%
1,142	OGE Energy Corp.	52
ENTERTAINMENT—1.4%
42	Netflix, Inc. *	49
FINANCIAL SERVICES—1.3%
85	Mastercard, Inc. Class A	48
FOOD PRODUCTS—1.3%
599	Bunge Global SA	48
HEALTH CARE EQUIPMENT & SUPPLIES—8.0%
475	Boston Scientific Corp. *	49
672	GE HealthCare Technologies, Inc.	48
153	Insulet Corp. *	44
87	Intuitive Surgical, Inc. *	42
198	ResMed, Inc.	54
127	Stryker Corp.	50
		287
HOTELS, RESTAURANTS & LEISURE—1.3%
356	Airbnb, Inc. Class A*	47
HOUSEHOLD DURABLES—1.5%
479	PulteGroup, Inc.	54

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—2.6%
559	Colgate-Palmolive Co.	$47
310	Procter & Gamble Co.	47
		94
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.4%
3,908	AES Corp.	51
INDUSTRIAL REITS—1.4%
455	Prologis, Inc.	49
INSURANCE—6.7%
539	Arch Capital Group Ltd.	46
335	Cincinnati Financial Corp.	50
299	Hanover Insurance Group, Inc.	51
665	RLI Corp.	44
187	Travelers Cos., Inc.	49
		240
INTERACTIVE MEDIA & SERVICES—3.2%
296	Alphabet, Inc. Class A	57
1,486	Pinterest, Inc. Class A*	57
		114
MACHINERY—1.7%
140	Caterpillar, Inc.	61
METALS & MINING—4.4%
1,251	Freeport-McMoRan, Inc.	50
417	Nucor Corp.	60
366	Steel Dynamics, Inc.	47
		157
OIL, GAS & CONSUMABLE FUELS—4.4%
717	Chevron Corp.	109
529	ConocoPhillips	50
		159
PASSENGER AIRLINES—1.4%
966	Delta Air Lines, Inc.	51
PHARMACEUTICALS—1.5%
665	Merck & Co., Inc.	52
PROFESSIONAL SERVICES—1.2%
882	KBR, Inc.	41
RESIDENTIAL REITS—1.3%
423	Camden Property Trust	46
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.5%
742	Marvell Technology, Inc.	60
361	NVIDIA Corp.	64
580	Teradyne, Inc.	62
261	Texas Instruments, Inc.	47
		233
SOFTWARE—18.4%
123	Adobe, Inc. *	44
166	Autodesk, Inc. *	50
153	Cadence Design Systems, Inc. *	56
112	Crowdstrike Holdings, Inc. Class A*	51
23	Fair Isaac Corp. *	33
228	Guidewire Software, Inc. *	51

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
75	Intuit, Inc.	$59
108	Microsoft Corp.	58
87	Roper Technologies, Inc.	48
169	Salesforce, Inc.	44
1,030	Samsara, Inc. Class A*	39
2,424	SentinelOne, Inc. Class A*	44
48	ServiceNow, Inc. *	45
327	SPS Commerce, Inc. *	36
		658
SPECIALIZED REITS—2.7%
336	Extra Space Storage, Inc.	45
422	Lamar Advertising Co. Class A	52
		97

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
2,737	Hewlett Packard Enterprise Co.	$57
TOTAL COMMON STOCKS (Cost $3,534)		3,578
TOTAL INVESTMENTS—100.0% (Cost $3,534)		3,578
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(1)
TOTAL NET ASSETS—100%		$3,577

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—2.3%
1,040	Axon Enterprise, Inc. *	$786
15,762	General Electric Co.	4,273
659	HEICO Corp.	215
3,025	L3Harris Technologies, Inc.	831
3,891	Lockheed Martin Corp.	1,638
2,403	Northrop Grumman Corp.	1,386
		9,129
BANKS—5.6%
134,321	Bank of America Corp.	6,349
55,245	JPMorgan Chase & Co.	16,366
		22,715
BEVERAGES—1.2%
62,017	Coca-Cola Co.	4,210
3,039	Constellation Brands, Inc. Class A	508
		4,718
BIOTECHNOLOGY—1.4%
24,833	AbbVie, Inc.	4,694
2,245	Biogen, Inc. *	287
1,540	Regeneron Pharmaceuticals, Inc.	840
		5,821
BROADLINE RETAIL—1.3%
17,760	eBay, Inc.	1,630
1,605	MercadoLibre, Inc. (Brazil)*	3,810
		5,440
BUILDING PRODUCTS—0.4%
3,354	Trane Technologies PLC	1,469
CAPITAL MARKETS—3.4%
1,985	Ameriprise Financial, Inc.	1,029
3,934	ARES Management Corp. Class A	730
2,105	Cboe Global Markets, Inc.	507
6,956	CME Group, Inc.	1,936
826	FactSet Research Systems, Inc.	333
16,099	KKR & Co., Inc.	2,360
3,022	Moody’s Corp.	1,558
24,912	Morgan Stanley	3,549
1,669	MSCI, Inc.	937
8,438	Nasdaq, Inc.	812
2,003	TPG, Inc.	114
		13,865
CHEMICALS—0.8%
5,775	Air Products & Chemicals, Inc.	1,663
17,574	Dow, Inc.	409
8,622	DuPont de Nemours, Inc.	620
6,253	LyondellBasell Industries NV Class A	362
		3,054
CONSUMER FINANCE—1.0%
11,542	American Express Co.	3,454
8,437	Synchrony Financial	588
		4,042
ELECTRIC UTILITIES—1.8%
7,469	Constellation Energy Corp.	2,598
19,213	Duke Energy Corp.	2,337

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—Continued
10,338	Edison International	$539
23,414	Exelon Corp.	1,052
54,585	PG&E Corp.	765
		7,291
ELECTRICAL EQUIPMENT—1.7%
6,214	Eaton Corp. PLC	2,391
12,605	Emerson Electric Co.	1,834
4,143	GE Vernova, Inc.	2,735
		6,960
ENERGY EQUIPMENT & SERVICES—0.2%
20,326	Schlumberger NV	687
ENTERTAINMENT—4.6%
4,778	Electronic Arts, Inc.	728
8,160	Netflix, Inc. *	9,461
69,952	Walt Disney Co.	8,332
		18,521
FINANCIAL SERVICES—3.7%
11,979	Mastercard, Inc. Class A	6,786
2,568	Rocket Cos., Inc. Class A	38
24,008	Visa, Inc. Class A	8,294
		15,118
FOOD PRODUCTS—0.5%
2,281	Bunge Global SA	182
9,793	General Mills, Inc.	480
22,045	Mondelez International, Inc. Class A	1,426
		2,088
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
4,725	Becton Dickinson & Co.	842
21,029	Boston Scientific Corp. *	2,206
8,469	Edwards Lifesciences Corp. *	672
6,034	GE HealthCare Technologies, Inc.	430
5,073	Intuitive Surgical, Inc. *	2,441
2,176	ResMed, Inc.	592
4,796	Stryker Corp.	1,883
		9,066
HEALTH CARE PROVIDERS & SERVICES—0.1%
8,822	Centene Corp. *	230
HOTELS, RESTAURANTS & LEISURE—4.0%
12,994	Airbnb, Inc. Class A*	1,721
1,183	Booking Holdings, Inc.	6,511
3,936	Expedia Group, Inc.	709
8,732	Hilton Worldwide Holdings, Inc.	2,341
9,122	Marriott International, Inc. Class A	2,407
8,450	Royal Caribbean Cruises Ltd.	2,686
		16,375
HOUSEHOLD DURABLES—0.5%
5,428	DR Horton, Inc.	775
3,305	Garmin Ltd.	723
3,782	PulteGroup, Inc.	427
		1,925

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—2.1%
4,238	Church & Dwight Co., Inc.	$397
14,247	Colgate-Palmolive Co.	1,195
5,704	Kimberly-Clark Corp.	711
41,303	Procter & Gamble Co.	6,215
		8,518
INDUSTRIAL CONGLOMERATES—0.9%
8,315	3M Co.	1,241
10,714	Honeywell International, Inc.	2,382
		3,623
INDUSTRIAL REITS—0.6%
22,129	Prologis, Inc.	2,363
INSURANCE—1.3%
7,664	Arch Capital Group Ltd.	660
3,104	Cincinnati Financial Corp.	458
4,464	Principal Financial Group, Inc.	347
11,088	Progressive Corp.	2,684
4,731	Travelers Cos., Inc.	1,231
		5,380
INTERACTIVE MEDIA & SERVICES—10.2%
105,837	Alphabet, Inc. Class A	20,310
26,584	Meta Platforms, Inc. Class A	20,561
10,689	Pinterest, Inc. Class A*	413
		41,284
IT SERVICES—0.1%
1,658	Gartner, Inc. *	561
LIFE SCIENCES TOOLS & SERVICES—0.3%
4,780	Agilent Technologies, Inc.	549
2,721	IQVIA Holdings, Inc. *	506
		1,055
MACHINERY—1.5%
7,567	Caterpillar, Inc.	3,314
1,947	Cummins, Inc.	716
3,701	Deere & Co.	1,941
		5,971
MEDIA—0.3%
13,817	Trade Desk, Inc. Class A*	1,202
METALS & MINING—0.6%
32,250	Freeport-McMoRan, Inc.	1,298
5,571	Nucor Corp.	797
3,420	Steel Dynamics, Inc.	436
		2,531
MULTI-UTILITIES—0.7%
15,639	CenterPoint Energy, Inc.	607
8,544	Consolidated Edison, Inc.	884
20,762	Dominion Energy, Inc.	1,214
		2,705
OIL, GAS & CONSUMABLE FUELS—2.6%
4,529	Cheniere Energy, Inc.	1,068
36,406	Chevron Corp.	5,521
25,494	ConocoPhillips	2,430
13,307	Occidental Petroleum Corp.	585

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
6,075	Valero Energy Corp.	$834
		10,438
PASSENGER AIRLINES—0.2%
9,933	Delta Air Lines, Inc.	528
9,071	Southwest Airlines Co.	281
		809
PHARMACEUTICALS—5.0%
12,055	Eli Lilly & Co.	8,922
34,716	Johnson & Johnson	5,719
45,276	Merck & Co., Inc.	3,537
87,457	Pfizer, Inc.	2,037
		20,215
PROFESSIONAL SERVICES—0.4%
170	Amentum Holdings, Inc. *	4
2,074	Booz Allen Hamilton Holding Corp.	223
2,815	Jacobs Solutions, Inc.	399
2,150	Leidos Holdings, Inc.	343
2,898	Verisk Analytics, Inc.	808
		1,777
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
6,188	CBRE Group, Inc. Class A*	964
RESIDENTIAL REITS—0.1%
8,144	Equity Residential	515
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.9%
34,945	Advanced Micro Devices, Inc. *	6,161
75,322	Intel Corp.	1,491
18,785	Lam Research Corp.	1,782
19,250	Marvell Technology, Inc.	1,547
142,289	NVIDIA Corp.	25,309
3,526	Teradyne, Inc.	379
19,321	Texas Instruments, Inc.	3,498
		40,167
SOFTWARE—13.4%
8,800	Adobe, Inc. *	3,148
4,654	Autodesk, Inc. *	1,411
5,838	Cadence Design Systems, Inc. *	2,128
4,270	Crowdstrike Holdings, Inc. Class A*	1,941
530	Fair Isaac Corp. *	761
5,875	Intuit, Inc.	4,613
48,105	Microsoft Corp.	25,664
2,261	Roper Technologies, Inc.	1,244
20,484	Salesforce, Inc.	5,292
3,960	Samsara, Inc. Class A*	151
4,492	ServiceNow, Inc. *	4,236
3,890	Synopsys, Inc. *	2,464
4,489	Workday, Inc. Class A*	1,030
		54,083
SPECIALIZED REITS—0.9%
7,939	Digital Realty Trust, Inc.	1,401
2,243	Equinix, Inc.	1,761
4,214	Extra Space Storage, Inc.	566
		3,728

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—3.4%
37,650	Home Depot, Inc.	$13,837
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.5%
80,357	Apple, Inc.	16,679
26,670	Hewlett Packard Enterprise Co.	552
19,594	HP, Inc.	486
4,425	NetApp, Inc.	461
		18,178
TEXTILES, APPAREL & LUXURY GOODS—0.7%
3,020	Deckers Outdoor Corp. *	321
4,525	Lululemon Athletica, Inc. *	907
21,676	NIKE, Inc. Class B	1,619
		2,847
TOBACCO—1.4%
29,022	Altria Group, Inc.	1,798
23,350	Philip Morris International, Inc.	3,830
		5,628

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.7%
1,374	United Rentals, Inc.	$1,213
1,715	WW Grainger, Inc.	1,783
		2,996
TOTAL COMMON STOCKS (Cost $304,143)		399,889

EXCHANGE-TRADED FUNDS—1.2%

(Cost $2,748)
CAPITAL MARKETS—1.2%
45,661	Communication Services Select Sector SPDR Fund	4,904
TOTAL INVESTMENTS—99.9% (Cost $306,891)		404,793
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		271
TOTAL NET ASSETS—100%		$405,064

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—94.9%
Shares		Value
AEROSPACE & DEFENSE—5.0%
8,216	AAR Corp. *	$614
6,932	AeroVironment, Inc. *	1,855
53,803	Archer Aviation, Inc. Class A*	540
39,425	Kratos Defense & Security Solutions, Inc. *	2,314
30,202	Spirit AeroSystems Holdings, Inc. Class A*	1,190
		6,513
AUTOMOBILE COMPONENTS—1.5%
17,998	Adient PLC *	386
2,674	Cooper-Standard Holdings, Inc. *	65
10,348	Modine Manufacturing Co. *	1,392
5,436	Standard Motor Products, Inc.	165
		2,008
BANKS—5.8%
49,183	Banc of California, Inc.	714
27,540	BankUnited, Inc.	1,004
13,015	Banner Corp.	808
9,618	Byline Bancorp, Inc.	253
2,898	First Business Financial Services, Inc.	138
17,979	Hilltop Holdings, Inc.	532
14,423	National Bank Holdings Corp. Class A	535
21,549	OceanFirst Financial Corp.	362
10,758	Origin Bancorp, Inc.	393
9,449	Pathward Financial, Inc.	715
5,367	SmartFinancial, Inc.	184
44,748	United Community Banks, Inc.	1,365
19,718	Veritex Holdings, Inc.	625
		7,628
BIOTECHNOLOGY—9.3%
25,344	4D Molecular Therapeutics, Inc. *	114
37,217	Agios Pharmaceuticals, Inc. *	1,385
24,850	Arcellx, Inc. *	1,774
234,473	Ardelyx, Inc. *	994
32,911	Aura Biosciences, Inc. *	227
30,602	Emergent BioSolutions, Inc. *	180
15,358	Entrada Therapeutics, Inc. *	90
47,258	Kura Oncology, Inc. *	286
33,648	Kymera Therapeutics, Inc. *	1,472
49,022	PTC Therapeutics, Inc. *	2,555
35,743	Rhythm Pharmaceuticals, Inc. *	3,046
		12,123
BUILDING PRODUCTS—0.7%
34,795	Resideo Technologies, Inc. *	950
CAPITAL MARKETS—3.7%
6,329	Piper Sandler Cos.	1,996
8,393	PJT Partners, Inc. Class A	1,499
21,474	StepStone Group, Inc. Class A	1,275
		4,770
CHEMICALS—1.6%
18,687	Cabot Corp.	1,349
5,301	Koppers Holdings, Inc.	174
9,404	Minerals Technologies, Inc.	547
		2,070
COMMERCIAL SERVICES & SUPPLIES—1.6%
10,987	Brady Corp. Class A	775

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
4,124	Cimpress PLC (Ireland)*	$228
11,336	HNI Corp.	583
13,602	Interface, Inc.	281
22,202	Steelcase, Inc. Class A	229
		2,096
COMMUNICATIONS EQUIPMENT—0.6%
14,703	Calix, Inc. *	834
CONSTRUCTION & ENGINEERING—1.9%
11,669	Arcosa, Inc.	1,002
11,073	Granite Construction, Inc.	1,046
3,087	Limbach Holdings, Inc. *	423
		2,471
CONSUMER FINANCE—1.0%
17,313	Bread Financial Holdings, Inc.	1,061
7,815	Encore Capital Group, Inc. *	288
		1,349
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.6%
7,653	PriceSmart, Inc.	823
DIVERSIFIED CONSUMER SERVICES—3.5%
9,223	Adtalem Global Education, Inc. *	1,054
33,401	Coursera, Inc. *	422
16,796	Frontdoor, Inc. *	983
7,059	Grand Canyon Education, Inc. *	1,190
31,856	Laureate Education, Inc. *	720
20,716	Udemy, Inc. *	158
		4,527
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
5,792	Bandwidth, Inc. Class A*	80
3,797	IDT Corp. Class B	224
29,554	Liberty Latin America Ltd. Class C (Puerto Rico)*	211
		515
ELECTRIC UTILITIES—1.9%
38,570	ALLETE, Inc.	2,543
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.3%
8,611	Advanced Energy Industries, Inc.	1,196
19,170	Arlo Technologies, Inc. *	311
8,851	Daktronics, Inc. *	144
12,355	Itron, Inc. *	1,539
22,571	Knowles Corp. *	458
8,258	PAR Technology Corp. *	502
5,310	ScanSource, Inc. *	206
		4,356
ENERGY EQUIPMENT & SERVICES—2.0%
40,564	Archrock, Inc.	947
6,413	Bristow Group, Inc. *	222
26,254	Helmerich & Payne, Inc.	426
39,223	Liberty Energy, Inc.	484
23,727	Oceaneering International, Inc. *	515
		2,594
ENTERTAINMENT—0.5%
12,565	Atlanta Braves Holdings, Inc. Class C*	560

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—Continued
6,634	Marcus Corp.	$108
		668
FINANCIAL SERVICES—3.9%
23,635	EVERTEC, Inc. (Puerto Rico)	854
37,689	Flywire Corp. *	410
6,539	Merchants Bancorp	192
57,307	Radian Group, Inc.	1,869
55,393	Rocket Cos., Inc. Class A	818
13,462	Walker & Dunlop, Inc.	1,010
		5,153
GROUND TRANSPORTATION—0.3%
5,211	ArcBest Corp.	381
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
26,964	AtriCure, Inc. *	946
28,552	Avanos Medical, Inc. *	319
24,611	Bioventus, Inc. Class A*	160
15,868	CONMED Corp.	812
28,658	Haemonetics Corp. *	2,122
		4,359
HEALTH CARE PROVIDERS & SERVICES—1.9%
20,506	Castle Biosciences, Inc. *	311
69,332	Concentra Group Holdings Parent, Inc.	1,384
37,277	Privia Health Group, Inc. *	728
		2,423
HEALTH CARE TECHNOLOGY—0.7%
28,820	Certara, Inc. *	284
8,390	HealthStream, Inc.	219
19,116	Schrodinger, Inc. *	389
		892
HOTEL & RESORT REITS—1.8%
204,510	Apple Hospitality REIT, Inc.	2,403
HOTELS, RESTAURANTS & LEISURE—3.2%
20,852	Bloomin' Brands, Inc.	190
13,407	Cheesecake Factory, Inc.	857
12,593	First Watch Restaurant Group, Inc. *	218
41,615	Global Business Travel Group I *	267
7,636	Marriott Vacations Worldwide Corp.	569
8,776	Shake Shack, Inc. Class A*	1,056
17,137	Travel & Leisure Co.	1,015
		4,172
HOUSEHOLD DURABLES—2.8%
7,410	Beazer Homes USA, Inc. *	174
7,754	Century Communities, Inc.	436
15,719	Champion Homes, Inc. *	957
1,143	Hovnanian Enterprises, Inc. Class A*	137
7,371	iRobot Corp. *	31
39,450	Leggett & Platt, Inc.	377
5,700	LGI Homes, Inc. *	304
7,456	M/I Homes, Inc. *	896
28,636	Sonos, Inc. *	310
		3,622
HOUSEHOLD PRODUCTS—0.5%
22,305	Energizer Holdings, Inc.	502

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—Continued
2,955	Oil-Dri Corp. of America	$167
		669
INSURANCE—2.7%
29,507	Baldwin Insurance Group, Inc. *	1,087
23,285	Brighthouse Financial, Inc. *	1,114
9,801	Palomar Holdings, Inc. *	1,299
		3,500
INTERACTIVE MEDIA & SERVICES—0.6%
15,263	QuinStreet, Inc. *	250
18,533	Teads Holding Co. *	47
25,738	TripAdvisor, Inc. *	450
		747
IT SERVICES—0.3%
10,886	Couchbase, Inc. *	264
17,685	Grid Dynamics Holdings, Inc. *	168
		432
LEISURE PRODUCTS—0.6%
20,717	YETI Holdings, Inc. *	761
MACHINERY—3.6%
10,173	Franklin Electric Co., Inc.	956
55,499	Gates Industrial Corp. PLC *	1,376
12,321	JBT Marel Corp.	1,698
13,742	Stratasys Ltd. *	149
20,530	Trinity Industries, Inc.	478
		4,657
MEDIA—1.3%
6,445	AMC Networks, Inc. Class A*	39
1,621	Cable One, Inc.	207
28,556	DoubleVerify Holdings, Inc. *	437
26,751	EchoStar Corp. Class A*	872
25,672	Stagwell, Inc. *	147
		1,702
METALS & MINING—0.4%
9,565	Ryerson Holding Corp.	197
10,106	Worthington Steel, Inc.	308
		505
PAPER & FOREST PRODUCTS—0.4%
4,077	Clearwater Paper Corp. *	92
9,924	Sylvamo Corp.	457
		549
PASSENGER AIRLINES—0.8%
3,542	Allegiant Travel Co. *	183
7,419	Copa Holdings SA Class A (Panama)	821
		1,004
PERSONAL CARE PRODUCTS—0.5%
15,230	Edgewell Personal Care Co.	385
12,417	Nu Skin Enterprises, Inc. Class A	104
6,710	USANA Health Sciences, Inc. *	197
		686

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—1.3%
17,805	Collegium Pharmaceutical, Inc. *	$531
9,723	Phibro Animal Health Corp. Class A	258
24,394	Tarsus Pharmaceuticals, Inc. *	947
		1,736
PROFESSIONAL SERVICES—2.4%
10,447	Concentrix Corp.	543
7,489	CSG Systems International, Inc.	468
4,252	Huron Consulting Group, Inc. *	562
8,919	Insperity, Inc.	531
4,496	Kforce, Inc.	157
12,276	ManpowerGroup, Inc.	506
4,120	TaskUS, Inc. Class A (Philippines)*	70
25,142	Upwork, Inc. *	301
		3,138
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
155,502	Compass, Inc. Class A*	1,235
6,813	RE/MAX Holdings, Inc. Class A*	52
		1,287
RETAIL REITS—3.4%
72,539	InvenTrust Properties Corp.	2,000
71,745	Phillips Edison & Co., Inc.	2,424
		4,424
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
6,735	Axcelis Technologies, Inc. *	456
6,924	Silicon Laboratories, Inc. *	912
13,688	Veeco Instruments, Inc. *	285
		1,653
SOFTWARE—6.5%
31,562	ACI Worldwide, Inc. *	1,343
15,642	Alkami Technology, Inc. *	349
20,730	Asana, Inc. Class A*	304
38,609	Box, Inc. Class A*	1,239
17,154	Braze, Inc. Class A*	478
18,783	Five9, Inc. *	485
20,829	JFrog Ltd. (Israel)*	904
10,707	Mitek Systems, Inc. *	97
15,572	N-able, Inc. *	126
6,924	NextNav, Inc. *	102
22,593	PagerDuty, Inc. *	364
11,694	Progress Software Corp.	562
12,179	Sprout Social, Inc. Class A*	209

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
24,771	Teradata Corp. *	$519
16,468	Verint Systems, Inc. *	351
16,105	Workiva, Inc. *	1,028
		8,460
SPECIALTY RETAIL—2.2%
5,461	Asbury Automotive Group, Inc. *	1,213
7,093	Boot Barn Holdings, Inc. *	1,219
12,611	Camping World Holdings, Inc. Class A	175
3,410	Lands' End, Inc. *	40
3,903	Sonic Automotive, Inc. Class A	282
		2,929
TEXTILES, APPAREL & LUXURY GOODS—0.7%
26,102	Levi Strauss & Co. Class A	514
3,599	Movado Group, Inc.	56
49,161	Under Armour, Inc. Class A*	326
		896
TRADING COMPANIES & DISTRIBUTORS—1.4%
12,981	Boise Cascade Co.	1,088
3,888	DXP Enterprises, Inc. *	441
22,707	MRC Global, Inc. *	333
		1,862
WIRELESS TELECOMMUNICATION SERVICES—0.2%
3,425	U.S. Cellular Corp. *	250
TOTAL COMMON STOCKS (Cost $120,760)		124,090

EXCHANGE-TRADED FUNDS—5.1%

CAPITAL MARKETS—5.1%
78,061	Invesco S&P SmallCap Energy ETF	3,101
38,835	Invesco S&P SmallCap Financials ETF	2,111
25,089	Invesco S&P SmallCap Utilities & Communication Services ETF	1,401
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,308)		6,613
TOTAL INVESTMENTS—100.0% (Cost $128,068)		130,703
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(8)
TOTAL NET ASSETS—100%		$130,695

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting shares of the company during the period November 1, 2024 through July 31, 2025. Transactions during the period in securities of these companies were as follows:

Security Name	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 07/31/2025 (000s)
Invesco S&P SmallCap Energy ETF	$17	$3,729	$(35)	$(10)	$(600)	$41	$3,101
Invesco S&P SmallCap Financials ETF	263	1,927	(3)	(1)	(75)	22	2,111
Invesco S&P SmallCap Utilities & Communication Services ETF	—	1,449	—	—	(48)	2	1,401
Total	$280	$7,105	$(38)	$(11)	$(723)	$65	$6,613
FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.5%
Shares		Value
BANKS—8.4%
21,401,900	Bank Central Asia Tbk. PT (Indonesia)	$10,763
383,287	HDFC Bank Ltd. ADR (India)[1]	29,425
		40,188
BEVERAGES—1.7%
331,949	Diageo PLC (United Kingdom)	8,123
BUILDING PRODUCTS—3.3%
477,666	Assa Abloy AB Class B (Sweden)	15,800
CAPITAL MARKETS—3.9%
64,539	Deutsche Boerse AG (Germany)	18,715
CHEMICALS—4.7%
48,951	Linde PLC (United States)	22,530
CONSTRUCTION & ENGINEERING—2.6%
88,096	Vinci SA (France)	12,225
CONSTRUCTION MATERIALS—2.3%
46,620	Heidelberg Materials AG (Germany)	10,773
ELECTRIC UTILITIES—2.7%
531,732	SSE PLC (United Kingdom)	12,981
ELECTRICAL EQUIPMENT—3.5%
63,321	Schneider Electric SE (France)	16,494
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
30,700	Keyence Corp. (Japan)	11,238
FOOD PRODUCTS—3.1%
168,917	Nestle SA (United States)	14,786
HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
139,700	Hoya Corp. (Japan)	17,768
HOTELS, RESTAURANTS & LEISURE—3.4%
462,863	Compass Group PLC (United Kingdom)	16,291
HOUSEHOLD DURABLES—3.8%
743,103	Sony Group Corp. (Japan)	18,144
INDUSTRIAL CONGLOMERATES—4.1%
75,480	Siemens AG (Germany)	19,372

COMMON STOCKS—Continued
Shares		Value
INSURANCE—3.9%
1,969,000	AIA Group Ltd. (Hong Kong)	$18,411
MACHINERY—6.8%
799,997	Atlas Copco AB Class A (Sweden)	12,209
470,385	Epiroc AB Class A (Sweden)	9,589
30,300	SMC Corp. (Japan)	10,589
		32,387
PERSONAL CARE PRODUCTS—3.1%
33,144	L’Oreal SA (France)	14,727
PHARMACEUTICALS—8.5%
119,725	AstraZeneca PLC (United Kingdom)	17,905
76,664	Galderma Group AG (Switzerland)	12,034
225,241	Novo Nordisk AS Class B (Denmark)	10,830
		40,769
PROFESSIONAL SERVICES—3.7%
343,452	RELX PLC (United Kingdom)	17,853
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.4%
17,330	ASML Holding NV (Netherlands)	12,125
115,778	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	27,974
		40,099
SOFTWARE—4.5%
74,760	SAP SE (Germany)	21,397
TEXTILES, APPAREL & LUXURY GOODS—2.2%
19,846	LVMH Moet Hennessy Louis Vuitton SE (France)	10,698
TRADING COMPANIES & DISTRIBUTORS—4.9%
104,850	Ferguson Enterprises, Inc. (United States)	23,443
TOTAL COMMON STOCKS (Cost $457,976)		475,212
TOTAL INVESTMENTS—99.5% (Cost $457,976)		475,212
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		2,299
TOTAL NET ASSETS—100%		$477,511

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Equity ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.3%
Shares		Value
AEROSPACE & DEFENSE—13.0%
5,305	BAE Systems PLC (United Kingdom)	$126
3,100	CAE, Inc. (Canada)*	89
2,487	Leonardo SpA (Italy)	134
10,840	Melrose Industries PLC (United Kingdom)	73
250	MTU Aero Engines AG (Germany)	108
430	Safran SA (France)	142
		672
AUTOMOBILE COMPONENTS—2.7%
810	Continental AG (Germany)	70
5,000	Denso Corp. (Japan)	68
		138
AUTOMOBILES—1.1%
4,000	BYD Co. Ltd. Class H (China)	59
BANKS—16.8%
13,440	Banco Bradesco SA ADR (Brazil)[1]	37
31,835	Barclays PLC (United Kingdom)	156
3,000	DBS Group Holdings Ltd. (Singapore)	111
3,430	DNB Bank ASA (Norway)	87
1,671	Erste Group Bank AG (Austria)	153
1,630	Grupo Cibest SA ADR (Colombia)[1]	71
9,000	Grupo Financiero Banorte SAB de CV Class O (Mexico)	80
920	HDFC Bank Ltd. ADR (India)[1]	71
3,000	ICICI Bank Ltd. ADR (India)[1]	101
		867
BEVERAGES—3.0%
20,600	Ambev SA (Brazil)	46
2,610	Diageo PLC (United Kingdom)	64
580	Heineken NV (Netherlands)	45
		155
CAPITAL MARKETS—1.2%
920	Julius Baer Group Ltd. (Switzerland)	63
CHEMICALS—3.8%
2,000	Nippon Sanso Holdings Corp. (Japan)	71
1,330	Sociedad Quimica y Minera de Chile SA ADR (Chile)*,1	49
970	Syensqo SA (Belgium)	78
		198
ELECTRICAL EQUIPMENT—2.2%
1,400	Prysmian SpA (Italy)	113
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
1,121	Halma PLC (United Kingdom)	48
10,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	60
3,500	Murata Manufacturing Co. Ltd. (Japan)	52
		160
GROUND TRANSPORTATION—1.3%
730	Canadian National Railway Co. (Canada)	68
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
1,423	Siemens Healthineers AG (Germany)[2]	77
HOTELS, RESTAURANTS & LEISURE—8.0%
1,230	Amadeus IT Group SA (Spain)	99

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
3,300	Carnival Corp. (United States)*	$98
7,320	Entain PLC (United Kingdom)	99
32,000	TravelSky Technology Ltd. Class H (China)	51
1,400	Yum China Holdings, Inc. (China)	65
		412
INDUSTRIAL CONGLOMERATES—2.4%
4,000	Hitachi Ltd. (Japan)	125
INSURANCE—1.7%
11,000	China Life Insurance Co. Ltd. Class H (China)	32
170	Everest Group Ltd. (United States)	57
		89
INTERACTIVE MEDIA & SERVICES—1.0%
578	Baidu, Inc. ADR (China)*,1	51
IT SERVICES—1.3%
470	Capgemini SE (France)	70
LIFE SCIENCES TOOLS & SERVICES—5.2%
1,000	Eurofins Scientific SE (France)	77
502	ICON PLC (United States)*	85
150	Lonza Group AG (Switzerland)	105
		267
METALS & MINING—2.3%
10,790	Norsk Hydro ASA (Norway)	64
890	Rio Tinto PLC ADR (Australia)[1]	53
		117
OIL, GAS & CONSUMABLE FUELS—4.1%
2,590	Equinor ASA ADR (Norway)[1]	66
4,296	Petroleo Brasileiro SA - Petrobras ADR (Brazil)[1]	55
2,530	Shell PLC (United States)	91
		212
PHARMACEUTICALS—3.4%
430	Merck KGaA (Germany)	54
570	Novartis AG ADR (United States)[1]	65
180	Roche Holding AG (United States)	57
		176
PROFESSIONAL SERVICES—3.5%
1,120	Intertek Group PLC (United Kingdom)	73
2,120	RELX PLC (United Kingdom)	110
		183
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.3%
16,000	ASE Technology Holding Co. Ltd. (Taiwan)	82
150	ASML Holding NV (Netherlands)	105
2,000	MediaTek, Inc. (Taiwan)	92
9,000	SUMCO Corp. (Japan)	71
6,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	233
		583
SOFTWARE—1.7%
470	Check Point Software Technologies Ltd. (Israel)*	88

⬤

Harbor International Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.7%
1,694	Samsung Electronics Co. Ltd. (South Korea)	$87
TOTAL COMMON STOCKS (Cost $4,879)		5,030
TOTAL INVESTMENTS—97.3% (Cost $4,879)		5,030
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		139
TOTAL NET ASSETS—100%		$5,169

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $77 or 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—115.8%
Shares		Value
BIOTECHNOLOGY—2.3%
407	Alnylam Pharmaceuticals, Inc. *,1	$160
1,411	Gilead Sciences, Inc. [1]	158
2,246	Halozyme Therapeutics, Inc. *,1	135
		453
BROADLINE RETAIL—2.4%
267	Dillard’s, Inc. Class A	124
2,319	eBay, Inc. [1]	213
964	Ollie’s Bargain Outlet Holdings, Inc. *	132
		469
CHEMICALS—5.3%
1,408	CF Industries Holdings, Inc. [1]	131
2,161	Corteva, Inc. [1]	156
18,170	Element Solutions, Inc.	429
4,199	Mosaic Co. [1]	151
2,510	Scotts Miracle-Gro Co.	157
		1,024
COMMUNICATIONS EQUIPMENT—2.5%
1,713	Arista Networks, Inc. *,1	211
1,850	Cisco Systems, Inc. [1]	126
441	F5, Inc. *	138
		475
CONSUMER STAPLES DISTRIBUTION & RETAIL—5.1%
308	Casey’s General Stores, Inc. [1]	160
1,233	Dollar General Corp.	129
1,266	Dollar Tree, Inc. *,1	144
1,794	Kroger Co. [1]	126
2,581	U.S. Foods Holding Corp. *,1	215
2,135	Walmart, Inc. [1]	209
		983
CONTAINERS & PACKAGING—2.1%
821	AptarGroup, Inc. [1]	129
1,538	Crown Holdings, Inc. [1]	153
4,343	Sealed Air Corp.	127
		409
DIVERSIFIED CONSUMER SERVICES—1.5%
34,884	ADT, Inc. [1]	291
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
6,605	AT&T, Inc. [1]	181
ELECTRIC UTILITIES—0.8%
978	NRG Energy, Inc. [1]	163
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.8%
1,699	Amphenol Corp. Class A1	181
3,382	Corning, Inc.	214
2,574	Flex Ltd. *	128
900	Jabil, Inc.	201
896	TD SYNNEX Corp.	129
239	Teledyne Technologies, Inc. *	132
3,335	Vontier Corp.	138
		1,123
ENERGY EQUIPMENT & SERVICES—0.9%
4,914	TechnipFMC PLC (United Kingdom)[1]	179

COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—6.0%
1,218	Liberty Media Corp.-Liberty Formula One Class C*,1	$122
1,127	Live Nation Entertainment, Inc. *,1	166
169	Netflix, Inc. *,1	196
1,211	ROBLOX Corp. Class A*,1	167
2,047	Roku, Inc. *	193
309	Spotify Technology SA *,1	194
790	TKO Group Holdings, Inc. [1]	133
		1,171
GAS UTILITIES—4.1%
26,428	MDU Resources Group, Inc.	456
2,117	National Fuel Gas Co.	184
4,237	UGI Corp.	153
		793
GROUND TRANSPORTATION—3.7%
8,313	CSX Corp. [1]	295
1,172	Ryder System, Inc. [1]	208
2,422	Uber Technologies, Inc. *,1	213
		716
HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
677	Align Technology, Inc. *,1	87
1,921	Boston Scientific Corp. *,1	202
11,487	Envista Holdings Corp. *,1	217
240	IDEXX Laboratories, Inc. *,1	128
499	ResMed, Inc. [1]	136
		770
HEALTH CARE PROVIDERS & SERVICES—4.9%
1,224	Cardinal Health, Inc. [1]	190
528	Cencora, Inc. [1]	151
1,473	Encompass Health Corp. [1]	162
185	McKesson Corp. [1]	128
995	Quest Diagnostics, Inc. [1]	167
896	Tenet Healthcare Corp. *,1	145
		943
HEALTH CARE TECHNOLOGY—2.5%
12,408	Certara, Inc. *,1	122
3,227	Doximity, Inc. Class A*,1	190
588	Veeva Systems, Inc. Class A*,1	167
		479
HOTELS, RESTAURANTS & LEISURE—6.5%
3,049	Aramark [1]	130
37	Booking Holdings, Inc. [1]	203
1,551	Boyd Gaming Corp. [1]	132
306	Domino’s Pizza, Inc. [1]	142
852	DoorDash, Inc. Class A*,1	213
1,647	Planet Fitness, Inc. Class A*,1	180
420	Royal Caribbean Cruises Ltd. [1]	133
2,300	Viking Holdings Ltd. *,1	135
		1,268
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.9%
17,575	AES Corp.	231
372	Talen Energy Corp. *	141
		372

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—2.3%
8,059	Angi, Inc. *	$131
5,002	Match Group, Inc.	171
929	Reddit, Inc. Class A*,1	149
		451
IT SERVICES—3.1%
692	International Business Machines Corp. [1]	175
1,291	Okta, Inc. *,1	126
1,292	Twilio, Inc. Class A*,1	167
474	VeriSign, Inc. [1]	128
		596
LIFE SCIENCES TOOLS & SERVICES—5.9%
27,994	10X Genomics, Inc. Class A*,1	376
1,381	Agilent Technologies, Inc. [1]	159
6,521	Azenta, Inc. *,1	213
844	Charles River Laboratories International, Inc. *,1	143
299	Medpace Holdings, Inc. *,1	128
2,588	Qiagen NV [1]	128
		1,147
METALS & MINING—3.1%
6,672	Anglogold Ashanti PLC (United Kingdom)[1]	309
2,167	MP Materials Corp. *	133
567	Reliance, Inc.	164
		606
MULTI-UTILITIES—1.6%
3,861	CenterPoint Energy, Inc. [1]	150
3,644	NiSource, Inc. [1]	155
		305
OIL, GAS & CONSUMABLE FUELS—6.9%
9,613	Antero Midstream Corp. [1]	176
17,696	Coterra Energy, Inc. [1]	432
2,983	HF Sinclair Corp. [1]	131
770	Marathon Petroleum Corp. [1]	131
6,831	Ovintiv, Inc. [1]	281
3,021	Williams Cos., Inc. [1]	181
		1,332
PASSENGER AIRLINES—1.5%
2,409	Delta Air Lines, Inc. [1]	128
1,907	United Airlines Holdings, Inc. *,1	169
		297
PHARMACEUTICALS—3.9%
1,022	Johnson & Johnson [1]	168
19,550	Organon & Co. [1]	190
8,346	Perrigo Co. PLC [1]	223
4,624	Royalty Pharma PLC Class A1	170
		751

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—14.1%
605	Autodesk, Inc. *,1	$183
253	Crowdstrike Holdings, Inc. Class A*,1	115
1,659	Docusign, Inc. *,1	126
1,793	Fortinet, Inc. *,1	179
5,347	Gen Digital, Inc. [1]	158
883	Guidewire Software, Inc. *,1	200
200	Intuit, Inc. [1]	157
602	Manhattan Associates, Inc. *	132
535	Oracle Corp. [1]	136
2,406	Pegasystems, Inc.	141
651	PTC, Inc. *,1	140
134	ServiceNow, Inc. *,1	126
40,437	UiPath, Inc. Class A*	475
6,025	Unity Software, Inc. *	201
1,860	Zoom Communications, Inc. *,1	138
404	Zscaler, Inc. *,1	115
		2,722
SPECIALTY RETAIL—6.9%
687	AutoNation, Inc. *	132
45	AutoZone, Inc. *,1	170
769	Carvana Co. *,1	300
960	Five Below, Inc. *	131
1,890	O’Reilly Automotive, Inc. *,1	186
360	Ulta Beauty, Inc. *	185
1,227	Williams-Sonoma, Inc.	230
		1,334
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
2,016	Western Digital Corp.	159
WIRELESS TELECOMMUNICATION SERVICES—2.5%
1,871	GCI Liberty, Inc. *	— [x]
7,335	Millicom International Cellular SA (Sweden)	294
771	T-Mobile U.S., Inc. [1]	184
		478
TOTAL COMMON STOCKS (Cost $19,489)		22,440

EXCHANGE-TRADED FUNDS—3.7%

(Cost $649)
CAPITAL MARKETS—3.7%
2,388	SPDR Gold Shares *,1	723
TOTAL INVESTMENTS—119.5% (Cost $20,138)		23,163
CASH AND OTHER ASSETS, LESS LIABILITIES—(19.5)%		(3,777)
TOTAL NET ASSETS—100%		$19,386

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

INVESTMENTS SOLD SHORT

COMMON STOCKS—(63.3)%
Shares		Value
BIOTECHNOLOGY—(8.5)%
(10,780)	Moderna, Inc. *	$(319)
(630)	Regeneron Pharmaceuticals, Inc.	(343)
(32,284)	Sarepta Therapeutics, Inc. *	(530)
(16,766)	Ultragenyx Pharmaceutical, Inc. *	(458)
(1,650)
BROADLINE RETAIL—(1.9)%
(1,563)	Amazon.com, Inc. *	(366)
CHEMICALS—(3.5)%
(1,301)	Air Products & Chemicals, Inc.	(375)
(31,373)	Huntsman Corp.	(304)
(679)
CONSUMER STAPLES DISTRIBUTION & RETAIL—(1.7)%
(24,356)	Grocery Outlet Holding Corp. *	(321)
GROUND TRANSPORTATION—(1.7)%
(1,112)	Saia, Inc. *	(336)
HEALTH CARE PROVIDERS & SERVICES—(11.3)%
(16,958)	Acadia Healthcare Co., Inc. *	(369)
(17,878)	Centene Corp. *	(466)
(1,215)	Elevance Health, Inc.	(344)
(1,535)	Humana, Inc.	(384)
(2,154)	Molina Healthcare, Inc. *	(340)
(1,159)	UnitedHealth Group, Inc.	(289)
(2,192)
HOTELS, RESTAURANTS & LEISURE—(7.9)%
(4,163)	Cava Group, Inc. *	(366)
(6,032)	Dutch Bros, Inc. Class A*	(358)
(2,355)	Vail Resorts, Inc.	(354)
(1,219)	Wingstop, Inc.	(460)
(1,538)

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—(1.8)%
(1,784)	Alphabet, Inc. Class A	$(342)
IT SERVICES—(5.2)%
(1,910)	Cloudflare, Inc. Class A*	(397)
(907)	Gartner, Inc. *	(307)
(3,499)	Globant SA *	(295)
(999)
MEDIA—(1.7)%
(1,219)	Charter Communications, Inc. Class A*	(328)
OIL, GAS & CONSUMABLE FUELS—(10.1)%
(25,929)	APA Corp.	(500)
(10,210)	Civitas Resources, Inc.	(310)
(13,718)	Devon Energy Corp.	(456)
(2,314)	Diamondback Energy, Inc.	(344)
(4,308)	ONEOK, Inc.	(354)
(1,964)
PASSENGER AIRLINES—(1.8)%
(6,607)	Alaska Air Group, Inc. *	(350)
PHARMACEUTICALS—(1.4)%
(373)	Eli Lilly & Co.	(276)
SOFTWARE—(4.8)%
(820)	Adobe, Inc. *	(293)
(204)	Fair Isaac Corp. *	(293)
(18,630)	SentinelOne, Inc. Class A*	(342)
(928)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $13,596)		(12,269)
TOTAL INVESTMENTS SOLD SHORT (PROCEEDS - $13,596)		$(12,269)

PURCHASED OPTIONS
PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Roundhill Magnificent Seven ETF	$39.00	09/19/2025	1,150	$6,738	$330	$6 [x]

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of July 31, 2025, the investments in GCI Liberty, Inc. and Roundhill Magnificent Seven ETF (as disclosed in the preceding Portfolio of Investments and Purchased Options schedule) were classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2025 (000s)	Unrealized Gain/(Loss) as of 07/31/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Options	—	—	—	—	—	—	6	—	6	(324)
	$—	$—	$—	$—	$—	$—	$6	$—	$6	$(324)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
GCI Liberty, Inc.*	$—	Market Approach	Estimated Recovery Value	$0.00
Options
Roundhill Magnificent Seven ETF	$6	Market Approach	Estimated Recovery Value	$0.05
	$6

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
As of July 31, 2025, all or a portion of this security was pledged as collateral for investments sold short. The securities pledged had an aggregate value of $16,948.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—4.1%
6,775	Axon Enterprise, Inc. *	$5,118
71,898	Boeing Co. *	15,950
69,636	General Electric Co.	18,877
		39,945
AUTOMOBILES—1.4%
43,747	Tesla, Inc. *	13,486
BANKS—1.0%
19,316	JPMorgan Chase & Co.	5,722
303,854	NU Holdings Ltd. Class A (Brazil)*	3,713
		9,435
BEVERAGES—0.4%
53,206	Coca-Cola Co.	3,612
BIOTECHNOLOGY—1.1%
18,727	Alnylam Pharmaceuticals, Inc. *	7,346
8,178	Vertex Pharmaceuticals, Inc. *	3,736
		11,082
BROADLINE RETAIL—8.7%
322,162	Amazon.com, Inc. *	75,422
4,002	MercadoLibre, Inc. (Brazil)*	9,500
		84,922
CAPITAL MARKETS—1.1%
3,874	Goldman Sachs Group, Inc.	2,803
13,508	KKR & Co., Inc.	1,980
6,077	LPL Financial Holdings, Inc.	2,405
6,303	Moody’s Corp.	3,251
		10,439
COMMUNICATIONS EQUIPMENT—1.1%
87,712	Arista Networks, Inc. *	10,808
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.8%
23,497	Costco Wholesale Corp.	22,079
50,241	Walmart, Inc.	4,922
		27,001
ELECTRIC UTILITIES—0.6%
18,179	Constellation Energy Corp.	6,323
ENTERTAINMENT—6.3%
38,795	Netflix, Inc. *	44,979
12,886	Spotify Technology SA *	8,074
65,397	Walt Disney Co.	7,789
		60,842
FINANCIAL SERVICES—4.3%
30,290	Apollo Global Management, Inc.	4,402
42,750	Mastercard, Inc. Class A	24,216
98,570	Toast, Inc. Class A*	4,814
23,388	Visa, Inc. Class A	8,080
		41,512
GROUND TRANSPORTATION—1.2%
128,320	Uber Technologies, Inc. *	11,260
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
22,611	Boston Scientific Corp. *	2,372

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
26,277	Dexcom, Inc. *	$2,122
57,504	Edwards Lifesciences Corp. *	4,561
62,188	GE HealthCare Technologies, Inc.	4,435
3,990	Intuitive Surgical, Inc. *	1,920
		15,410
HEALTH CARE TECHNOLOGY—0.5%
16,083	Veeva Systems, Inc. Class A*	4,571
HOTELS, RESTAURANTS & LEISURE—1.3%
25,544	Airbnb, Inc. Class A*	3,382
17,971	Hilton Worldwide Holdings, Inc.	4,818
46,374	Starbucks Corp.	4,135
		12,335
INSURANCE—0.2%
9,518	Progressive Corp.	2,304
INTERACTIVE MEDIA & SERVICES—8.0%
128,726	Alphabet, Inc. Class A	24,702
69,184	Meta Platforms, Inc. Class A	53,510
		78,212
IT SERVICES—1.8%
24,344	Cloudflare, Inc. Class A*	5,056
49,972	Shopify, Inc. Class A (Canada)*	6,107
30,185	Snowflake, Inc. Class A*	6,746
		17,909
LIFE SCIENCES TOOLS & SERVICES—1.4%
38,574	Agilent Technologies, Inc.	4,429
19,753	Danaher Corp.	3,894
10,892	Thermo Fisher Scientific, Inc.	5,094
		13,417
MEDIA—0.3%
34,555	Trade Desk, Inc. Class A*	3,005
OIL, GAS & CONSUMABLE FUELS—0.4%
16,358	Cheniere Energy, Inc.	3,858
PHARMACEUTICALS—2.6%
38,883	AstraZeneca PLC ADR (United Kingdom)[1]	2,842
30,505	Eli Lilly & Co.	22,576
		25,418
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—18.2%
22,489	Advanced Micro Devices, Inc. *	3,965
146,535	Broadcom, Inc.	43,037
180,622	Intel Corp.	3,576
77,286	Lam Research Corp.	7,330
639,758	NVIDIA Corp.	113,794
13,240	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	3,199
10,776	Texas Instruments, Inc.	1,951
		176,852
SOFTWARE—17.9%
6,716	AppLovin Corp. Class A*	2,624
28,903	Cadence Design Systems, Inc. *	10,537
13,339	Crowdstrike Holdings, Inc. Class A*	6,064
16,024	Datadog, Inc. Class A*	2,243

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
17,154	HubSpot, Inc. *	$8,914
183,243	Microsoft Corp.	97,760
19,583	Oracle Corp.	4,970
33,815	Palo Alto Networks, Inc. *	5,870
7,347	Salesforce, Inc.	1,898
19,321	ServiceNow, Inc. *	18,222
16,269	Synopsys, Inc. *	10,306
14,691	Zscaler, Inc. *	4,195
		173,603
SPECIALIZED REITS—0.5%
21,360	American Tower Corp.	4,451
SPECIALTY RETAIL—1.9%
232,044	Industria de Diseno Textil SA ADR (Spain)[1]	2,764
24,581	O’Reilly Automotive, Inc. *	2,417
106,813	TJX Cos., Inc.	13,301
		18,482

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.4%
297,493	Apple, Inc.	$61,751
TEXTILES, APPAREL & LUXURY GOODS—0.8%
33,733	adidas AG ADR (Germany)[1]	3,214
57,400	NIKE, Inc. Class B	4,287
		7,501
TOTAL COMMON STOCKS (Cost $714,616)		949,746
TOTAL INVESTMENTS—97.9% (Cost $714,616)		949,746
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		20,855
TOTAL NET ASSETS—100%		$970,601

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Core ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.7%
Shares		Value
AEROSPACE & DEFENSE—6.1%
189	General Dynamics Corp.	$59
1,162	Hexcel Corp.	70
399	Woodward, Inc.	102
		231
BANKS—3.3%
609	East West Bancorp, Inc.	61
511	Wintrust Financial Corp.	65
		126
BUILDING PRODUCTS—2.3%
1,267	Masco Corp.	86
CAPITAL MARKETS—9.9%
364	Houlihan Lokey, Inc.	69
560	Intercontinental Exchange, Inc.	104
630	Raymond James Financial, Inc.	105
854	Stifel Financial Corp.	98
		376
CHEMICALS—3.8%
462	Albemarle Corp.	31
560	Eastman Chemical Co.	41
1,183	Scotts Miracle-Gro Co.	74
		146
COMMERCIAL SERVICES & SUPPLIES—2.5%
413	Republic Services, Inc.	95
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
644	Sysco Corp.	51
CONTAINERS & PACKAGING—2.2%
266	Packaging Corp. of America	51
1,113	Sealed Air Corp.	33
		84
ELECTRICAL EQUIPMENT—1.2%
1,512	Sensata Technologies Holding PLC	47
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.5%
483	Arrow Electronics, Inc. *	56
462	Keysight Technologies, Inc. *	76
		132
ENERGY EQUIPMENT & SERVICES—1.2%
973	Helmerich & Payne, Inc.	16
884	Schlumberger NV	30
		46
FINANCIAL SERVICES—1.2%
546	Global Payments, Inc.	44
GROUND TRANSPORTATION—1.7%
1,792	CSX Corp.	64
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
1,239	Dentsply Sirona, Inc.	18
HEALTH CARE PROVIDERS & SERVICES—4.2%
231	Cencora, Inc.	66
1,008	Centene Corp. *	26

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
259	Labcorp Holdings, Inc.	$68
		160
HOTELS, RESTAURANTS & LEISURE—2.1%
385	Darden Restaurants, Inc.	78
HOUSEHOLD DURABLES—2.1%
553	DR Horton, Inc.	79
INDUSTRIAL REITS—1.1%
2,667	Americold Realty Trust, Inc.	43
INSURANCE—5.4%
219	Progressive Corp.	53
441	Reinsurance Group of America, Inc.	85
280	RenaissanceRe Holdings Ltd. (Bermuda)	68
		206
IT SERVICES—1.4%
693	Akamai Technologies, Inc. *	53
LIFE SCIENCES TOOLS & SERVICES—6.8%
476	Agilent Technologies, Inc.	55
168	Bio-Rad Laboratories, Inc. Class A*	41
455	IQVIA Holdings, Inc. *	84
1,589	Qiagen NV	78
		258
MACHINERY—5.7%
196	Cummins, Inc.	72
399	Dover Corp.	72
224	Snap-on, Inc.	72
		216
MULTI-UTILITIES—1.9%
665	WEC Energy Group, Inc.	73
OFFICE REITS—1.4%
833	BXP, Inc.	54
OIL, GAS & CONSUMABLE FUELS—2.0%
2,233	Coterra Energy, Inc.	54
798	Murphy Oil Corp.	20
		74
PROFESSIONAL SERVICES—1.8%
280	Broadridge Financial Solutions, Inc.	69
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.3%
798	CBRE Group, Inc. Class A*	124
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.6%
217	Applied Materials, Inc.	39
966	Entegris, Inc.	76
868	Skyworks Solutions, Inc.	59
		174
SOFTWARE—2.9%
174	Synopsys, Inc. *	110
SPECIALIZED REITS—1.3%
217	SBA Communications Corp.	49

⬤

Harbor Mid Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—5.1%
434	Ross Stores, Inc.	$59
399	TJX Cos., Inc.	50
161	Ulta Beauty, Inc. *	83
		192
TRADING COMPANIES & DISTRIBUTORS—3.9%
1,610	Air Lease Corp.	89
378	GATX Corp.	58
		147
TOTAL COMMON STOCKS (Cost $3,467)		3,705
TOTAL INVESTMENTS—97.7% (Cost $3,467)		3,705
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		86
TOTAL NET ASSETS—100%		$3,791

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Value ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—2.2%
306	Huntington Ingalls Industries, Inc.	$85
AUTOMOBILE COMPONENTS—1.1%
1,146	BorgWarner, Inc.	42
BANKS—6.5%
1,224	Bank OZK	60
598	Pinnacle Financial Partners, Inc.	53
672	Popular, Inc. (Puerto Rico)	77
1,055	Webster Financial Corp.	61
		251
BUILDING PRODUCTS—1.4%
789	Masco Corp.	54
CAPITAL MARKETS—10.5%
183	FactSet Research Systems, Inc.	74
717	Intercontinental Exchange, Inc.	133
565	Raymond James Financial, Inc.	94
905	Stifel Financial Corp.	103
		404
CHEMICALS—4.2%
413	Albemarle Corp.	28
567	CF Industries Holdings, Inc.	52
477	Eastman Chemical Co.	35
754	Scotts Miracle-Gro Co.	47
		162
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
649	Sysco Corp.	52
CONTAINERS & PACKAGING—1.4%
893	Sealed Air Corp.	26
634	Sonoco Products Co.	29
		55
DISTRIBUTORS—1.0%
1,343	LKQ Corp.	40
ELECTRICAL EQUIPMENT—2.7%
797	NEXTracker, Inc. Class A*	46
385	Regal Rexnord Corp.	59
		105
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.6%
1,174	Avnet, Inc.	62
3,097	Flex Ltd. *	155
		217
ENERGY EQUIPMENT & SERVICES—1.2%
3,669	NOV, Inc.	46
FINANCIAL SERVICES—1.4%
664	Global Payments, Inc.	53
GAS UTILITIES—1.6%
391	Atmos Energy Corp.	61
GROUND TRANSPORTATION—3.0%
2,008	CSX Corp.	72
1,771	Schneider National, Inc. Class B	43
		115

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—3.2%
861	Centene Corp. *	$23
123	Humana, Inc.	31
259	Labcorp Holdings, Inc.	67
		121
HEALTH CARE REITS—0.7%
370	Alexandria Real Estate Equities, Inc.	28
HOTELS, RESTAURANTS & LEISURE—6.2%
491	Darden Restaurants, Inc.	99
441	Royal Caribbean Cruises Ltd.	140
		239
HOUSEHOLD DURABLES—1.6%
420	DR Horton, Inc.	60
INSURANCE—5.9%
380	Progressive Corp.	92
381	Reinsurance Group of America, Inc.	73
247	RenaissanceRe Holdings Ltd. (Bermuda)	60
		225
IT SERVICES—1.2%
603	Akamai Technologies, Inc. *	46
LIFE SCIENCES TOOLS & SERVICES—2.9%
295	Charles River Laboratories International, Inc. *	50
331	IQVIA Holdings, Inc. *	62
		112
MACHINERY—5.7%
279	Cummins, Inc.	103
925	Flowserve Corp.	52
204	Snap-on, Inc.	65
		220
MULTI-UTILITIES—1.5%
512	WEC Energy Group, Inc.	56
OFFICE REITS—3.4%
720	BXP, Inc.	47
2,215	Vornado Realty Trust	85
		132
OIL, GAS & CONSUMABLE FUELS—2.8%
1,735	Murphy Oil Corp.	43
804	ONEOK, Inc.	66
		109
PROFESSIONAL SERVICES—1.7%
259	Broadridge Financial Solutions, Inc.	64
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.6%
646	CBRE Group, Inc. Class A*	101
RESIDENTIAL REITS—1.3%
197	Essex Property Trust, Inc.	51
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.5%
274	Applied Materials, Inc.	49
1,522	ON Semiconductor Corp. *	86
		135

⬤

Harbor Mid Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—4.3%
261	Synopsys, Inc. *	$165
SPECIALTY RETAIL—3.5%
1,262	Bath & Body Works, Inc.	37
303	Ross Stores, Inc.	41
470	TJX Cos., Inc.	58
		136
TRADING COMPANIES & DISTRIBUTORS—1.6%
399	GATX Corp.	61
TOTAL COMMON STOCKS (Cost $3,494)		3,803
TOTAL INVESTMENTS—98.8% (Cost $3,494)		3,803
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		47
TOTAL NET ASSETS—100%		$3,850

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Multi-Asset Explorer ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—99.7%
Shares		Value
COMMODITY FUNDS—6.6%
5,766	Goldman Sachs Physical Gold ETF *	$187
588	SPDR Gold Shares *	178
		365
EQUITY FUNDS—71.2%
2,928	Communication Services Select Sector SPDR Fund	314
5,800	Financial Select Sector SPDR Fund	304
4,761	Franklin FTSE United Kingdom ETF	146
305	Health Care Select Sector SPDR Fund	40
2,864	iShares Core S&P 500 ETF	1,818
1,918	iShares MSCI EAFE ETF	168
10,657	iShares MSCI Emerging Markets ETF	518
3,537	iShares MSCI Japan ETF	260
5,038	Vanguard FTSE Europe ETF	381
		3,949
FIXED INCOME FUNDS—21.9%
2,498	iShares 20+ Year Treasury Bond ETF	217
681	iShares 7-10 Year Treasury Bond ETF	65

EXCHANGE-TRADED FUNDS—Continued
Shares		Value
FIXED INCOME FUNDS—Continued
12,391	iShares Broad USD High Yield Corporate Bond ETF	$463
2,696	iShares Broad USD Investment Grade Corporate Bond ETF	138
2,272	iShares JP Morgan USD Emerging Markets Bond ETF	211
1,276	iShares MBS ETF	119
		1,213
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,891)		5,527
TOTAL INVESTMENTS—99.7% (Cost $4,891)		5,527
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		16
TOTAL NET ASSETS—100%		$5,543

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.3%
Shares		Value
AIR FREIGHT & LOGISTICS—1.0%
659,900	JD Logistics, Inc. (China)*,1	$1,148
AUTOMOBILES—8.9%
54,208	Kia Corp. (South Korea)	3,999
192,958	Li Auto, Inc. Class A (China)*	2,551
6,700	Seres Group Co. Ltd. Class A (China)	118
511,696	Tata Motors Ltd. (India)	3,893
		10,561
BANKS—17.6%
113,333	Al Rajhi Bank (Saudi Arabia)	2,863
1,639,112	Banco de Chile (Chile)	226
2,286,354	Bank Central Asia Tbk. PT (Indonesia)	1,150
5,114,550	Bank of China Ltd. Class H (China)	2,958
2,212	Bank Polska Kasa Opieki SA (Poland)	121
1,027,000	China CITIC Bank Corp. Ltd. Class H (China)	956
2,767,656	China Construction Bank Corp. Class H (China)	2,838
1,375	Credicorp Ltd. (Peru)	326
35,595	Eurobank Ergasias Services & Holdings SA (Greece)	132
49,397	Grupo Financiero Banorte SAB de CV Class O (Mexico)	440
59,900	Hong Leong Bank Bhd. (Malaysia)	267
135,146	ICICI Bank Ltd. (India)	2,291
4,902	Komercni Banka AS (Czech Republic)	234
381,254	Kuwait Finance House KSCP (Kuwait)	1,005
558,946	Malayan Banking Bhd. (Malaysia)	1,231
41,595	National Bank of Greece SA (Greece)	583
53,086	Nedbank Group Ltd. (South Africa)	724
3,757	OTP Bank Nyrt (Hungary)	306
55,788	Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	1,226
196,787	Qatar National Bank QPSC (Qatar)	1,013
		20,890
BEVERAGES—1.4%
157,500	Arca Continental SAB de CV (Mexico)	1,642
BIOTECHNOLOGY—0.6%
53,500	Innovent Biologics, Inc. (China)*,1	668
CAPITAL MARKETS—1.8%
98,500	B3 SA - Brasil Bolsa Balcao (Brazil)	222
32,500	Banco BTG Pactual SA (Brazil)	227
27,068	HDFC Asset Management Co. Ltd. (India)[1]	1,740
		2,189
CHEMICALS—3.9%
122,651	Asian Paints Ltd. (India)	3,348
4,851	LG Chem Ltd. (South Korea)	1,054
45,478	Sasol Ltd. (South Africa)*	234
		4,636
CONSTRUCTION & ENGINEERING—0.3%
8,422	Larsen & Toubro Ltd. (India)	349
CONSUMER FINANCE—0.4%
22,281	Bajaj Finance Ltd. (India)	224
6,036	Qifu Technology, Inc. ADR (China)[2]	207
		431

COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.7%
82,706	Bid Corp. Ltd. (South Africa)	$2,079
CONTAINERS & PACKAGING—0.8%
276,641	Klabin SA (Brazil)	919
DIVERSIFIED REITS—0.1%
101,000	Fibra Uno Administracion SA de CV (Mexico)	144
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
184,912	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	938
ELECTRICAL EQUIPMENT—3.2%
379,600	Sungrow Power Supply Co. Ltd. Class A (China)	3,800
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.2%
106,033	Hon Hai Precision Industry Co. Ltd. (Taiwan)	632
1,876,186	Synnex Technology International Corp. (Taiwan)	4,174
66,500	WPG Holdings Ltd. (Taiwan)	148
		4,954
ENTERTAINMENT—2.4%
134,227	Tencent Music Entertainment Group ADR (China)[2]	2,817
FINANCIAL SERVICES—0.6%
133,000	Far East Horizon Ltd. (China)	136
145,189	FirstRand Ltd. (South Africa)	617
		753
FOOD PRODUCTS—0.2%
25,287	Marico Ltd. (India)	205
GAS UTILITIES—1.5%
27,421	ENN Energy Holdings Ltd. (China)	224
1,576,000	Kunlun Energy Co. Ltd. (China)	1,520
		1,744
HOTELS, RESTAURANTS & LEISURE—1.7%
130,912	Meituan Class B (China)*,1	2,028
HOUSEHOLD DURABLES—2.8%
15,362	Dixon Technologies India Ltd. (India)	2,950
5,800	LG Electronics, Inc. (South Korea)	324
		3,274
INSURANCE—3.0%
914,656	China Life Insurance Co. Ltd. Class H (China)	2,651
467,904	PICC Property & Casualty Co. Ltd. Class H (China)	973
		3,624
METALS & MINING—0.1%
700	CMOC Group Ltd. Class A (China)	1
15,284	JSW Steel Ltd. (India)	184
		185
OIL, GAS & CONSUMABLE FUELS—4.0%
583,474	Petronet LNG Ltd. (India)	1,917
1,311,255	PTT PCL (Thailand)	1,324
197,601	Saudi Arabian Oil Co. (Saudi Arabia)[1]	1,280
147,000	United Tractors Tbk. PT (Indonesia)	216
		4,737

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PASSENGER AIRLINES—3.2%
2,350,357	Eva Airways Corp. (Taiwan)	$2,981
5,680,713	Latam Airlines Group SA (Chile)	124
92,463	Turk Hava Yollari AO (Turkey)	656
		3,761
PERSONAL CARE PRODUCTS—0.9%
4,652	LG H&H Co. Ltd. (South Korea)	1,060
PHARMACEUTICALS—3.5%
58,062	SK Biopharmaceuticals Co. Ltd. (South Korea)*	4,132
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
285,103	Emaar Properties PJSC (United Arab Emirates)	1,184
24,382	NEPI Rockcastle NV (Romania)	186
1,101,398	SM Prime Holdings, Inc. (Philippines)	438
		1,808
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.2%
103,389	Global Unichip Corp. (Taiwan)	4,209
91,633	MediaTek, Inc. (Taiwan)	4,206
42,991	Montage Technology Co. Ltd. Class A (China)	508
41,732	Realtek Semiconductor Corp. (Taiwan)	804
		9,727
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—11.7%
192,256	Asustek Computer, Inc. (Taiwan)	4,264
3,144,047	Lenovo Group Ltd. (China)	4,053
17,093	Wiwynn Corp. (Taiwan)	1,584
598,037	Xiaomi Corp. Class B (China)*,1	4,049
		13,950

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—0.2%
18,600	ANTA Sports Products Ltd. (China)	$213
WIRELESS TELECOMMUNICATION SERVICES—7.1%
133,516	Bharti Airtel Ltd. (India)	2,914
53,309	SK Telecom Co. Ltd. (South Korea)	2,157
919,000	TIM SA (Brazil)	3,399
		8,470
TOTAL COMMON STOCKS (Cost $107,630)		117,836

PREFERRED STOCKS—0.6%

BANKS—0.5%
15,810	Grupo Cibest SA (Colombia)	173
52,900	Itau Unibanco Holding SA (Brazil)	332
		505
CHEMICALS—0.1%
3,519	Sociedad Quimica y Minera de Chile SA Class B (Chile)*	130
TOTAL PREFERRED STOCKS (Cost $606)		635
TOTAL INVESTMENTS—99.9% (Cost $108,236)		118,471
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		172
TOTAL NET ASSETS—100%		$118,643

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $10,913 or 9% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.6%
Shares		Value
AEROSPACE & DEFENSE—0.4%
1,923	Thales SA (France)	$517
AUTOMOBILE COMPONENTS—2.7%
243,604	Denso Corp. (Japan)	3,321
AUTOMOBILES—2.6%
55,690	Mercedes-Benz Group AG (Germany)	3,184
BANKS—9.0%
39,371	Banco BPM SpA (Italy)	503
197,225	Banco Santander SA (Spain)	1,696
296,272	Barclays PLC (United Kingdom)	1,453
63,001	BOC Hong Kong Holdings Ltd. (China)	283
10	DBS Group Holdings Ltd. (Singapore)	—
3,113	KBC Group NV (Belgium)	326
44,190	NatWest Group PLC (United Kingdom)	308
19,476	Royal Bank of Canada (Canada)	2,499
18,092	Societe Generale SA (France)	1,156
40,188	UniCredit SpA (Italy)	2,964
		11,188
BIOTECHNOLOGY—2.6%
118,372	Swedish Orphan Biovitrum AB (Sweden)*	3,260
CAPITAL MARKETS—4.7%
43,604	3i Group PLC (United Kingdom)	2,390
9,572	EQT AB (Sweden)	322
5,550	Futu Holdings Ltd. ADR (Hong Kong)[1]	853
178,800	Singapore Exchange Ltd. (Singapore)	2,203
		5,768
CHEMICALS—1.1%
8,577	Akzo Nobel NV (Netherlands)	539
70,400	Nippon Paint Holdings Co. Ltd. (Japan)	601
13,300	Nitto Denko Corp. (Japan)	277
		1,417
COMMERCIAL SERVICES & SUPPLIES—1.7%
137,380	Brambles Ltd. (Australia)	2,111
COMMUNICATIONS EQUIPMENT—1.2%
212,782	Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,551
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.0%
19,500	George Weston Ltd. (Canada)	3,705
DIVERSIFIED CONSUMER SERVICES—0.8%
72,366	Pearson PLC (United Kingdom)	1,025
ELECTRIC UTILITIES—0.0%
12	Fortum OYJ (Finland)	—
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0%
12	Celestica, Inc. (Canada)*	2
ENTERTAINMENT—3.2%
46,808	Nintendo Co. Ltd. (Japan)	3,939
FINANCIAL SERVICES—1.4%
20,476	Groupe Bruxelles Lambert NV (Belgium)	1,720
FOOD PRODUCTS—0.0%
4	Yakult Honsha Co. Ltd. (Japan)	—

COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—0.4%
16,400	Tokyo Gas Co. Ltd. (Japan)	$549
HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
7	Koninklijke Philips NV (Netherlands)	—
2,061	Sonova Holding AG (Switzerland)	564
32,643	Straumann Holding AG (Switzerland)	3,985
		4,549
HOTELS, RESTAURANTS & LEISURE—0.6%
9,123	Amadeus IT Group SA (Spain)	733
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.7%
22,726	Brookfield Renewable Corp. (Canada)	831
27,129	Orsted AS (Denmark)*,2	1,279
		2,110
INDUSTRIAL CONGLOMERATES—1.2%
4,840	Siemens AG (Germany)	1,242
8,238	Smiths Group PLC (United Kingdom)	256
		1,498
INSURANCE—10.2%
4,424	Ageas SA (Belgium)	302
199,250	Aviva PLC (United Kingdom)	1,707
47,116	Manulife Financial Corp. (Canada)	1,458
487,730	Medibank Pvt Ltd. (Australia)	1,598
1,242	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	816
178,768	Sampo OYJ Class A (Finland)	1,921
23,315	Sun Life Financial, Inc. (Canada)	1,421
71,417	Suncorp Group Ltd. (Australia)	962
3,623	Zurich Insurance Group AG (Switzerland)	2,483
		12,668
IT SERVICES—0.0%
1,414	Obic Co. Ltd. (Japan)	51
MARINE TRANSPORTATION—3.5%
122,800	Nippon Yusen KK (Japan)	4,317
METALS & MINING—6.1%
39,234	Antofagasta PLC (Chile)	973
275,108	BlueScope Steel Ltd. (Australia)	4,202
35,808	Lundin Gold, Inc. (Canada)	1,657
29,316	Pan American Silver Corp. (Canada)	792
		7,624
MULTI-UTILITIES—0.2%
122,732	Centrica PLC (United Kingdom)	267
OIL, GAS & CONSUMABLE FUELS—4.5%
18,556	Enbridge, Inc. (Canada)	841
49,606	Galp Energia SGPS SA (Portugal)	946
63,390	TotalEnergies SE (France)	3,763
		5,550
PASSENGER AIRLINES—0.6%
134,900	Singapore Airlines Ltd. (Singapore)	707
PERSONAL CARE PRODUCTS—3.7%
10,196	L’Oreal SA (France)	4,530

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—4.5%
21,701	AstraZeneca PLC (United Kingdom)	$3,245
7,402	Roche Holding AG (United States)	2,343
		5,588
PROFESSIONAL SERVICES—1.5%
26,504	Recruit Holdings Co. Ltd. (Japan)	1,591
5,915	RELX PLC (United Kingdom)	307
		1,898
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
137,710	CapitaLand Investment Ltd. (Singapore)	295
4	Daito Trust Construction Co. Ltd. (Japan)	—
27,000	Sun Hung Kai Properties Ltd. (Hong Kong)	322
		617
RETAIL REITS—0.2%
6,746	Klepierre SA (France)	258
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
808	ASML Holding NV (Netherlands)	566
24,100	Lasertec Corp. (Japan)	2,480
		3,046
SOFTWARE—5.4%
10,733	Check Point Software Technologies Ltd. (Israel)*	1,999
115,100	Sage Group PLC (United Kingdom)	1,854
9,826	SAP SE (Germany)	2,812
		6,665

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—1.1%
26,435	Moncler SpA (Italy)	$1,416
TRADING COMPANIES & DISTRIBUTORS—8.5%
39,941	AerCap Holdings NV (Ireland)	4,284
5,747	IMCD NV (Netherlands)	632
39,507	Rexel SA (France)	1,198
190,208	Toyota Tsusho Corp. (Japan)	4,378
		10,492
WIRELESS TELECOMMUNICATION SERVICES—2.6%
21,810	SoftBank Group Corp. (Japan)	1,708
1,372,747	Vodafone Group PLC (United Kingdom)	1,487
		3,195
TOTAL COMMON STOCKS (Cost $107,869)		121,036

PREFERRED STOCKS—1.9%

(Cost $2,109)
AUTOMOBILES—1.9%
22,355	Volkswagen AG (Germany)	2,350
TOTAL INVESTMENTS—99.5% (Cost $109,978)		123,386
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		596
TOTAL NET ASSETS—100%		$123,982

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $1,279 or 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.5%
Shares		Value
AEROSPACE & DEFENSE—2.5%
16,188	General Dynamics Corp.	$5,044
15,214	General Electric Co.	4,124
31,470	RTX Corp.	4,959
		14,127
AUTOMOBILE COMPONENTS—0.1%
9,187	Aptiv PLC (Jersey)*	631
AUTOMOBILES—2.5%
93,256	General Motors Co.	4,974
29,381	Tesla, Inc. *	9,058
		14,032
BANKS—3.7%
21,281	Commerce Bancshares, Inc.	1,302
33,479	JPMorgan Chase & Co.	9,918
17,276	Popular, Inc. (Puerto Rico)	1,980
76,047	Wells Fargo & Co.	6,132
35,442	Zions Bancorp NA	1,900
		21,232
BEVERAGES—0.6%
10,168	Coca-Cola Co.	691
20,282	PepsiCo, Inc.	2,797
		3,488
BIOTECHNOLOGY—1.3%
7,098	Amgen, Inc.	2,094
53,803	Exelixis, Inc. *	1,949
43,647	Incyte Corp. *	3,269
		7,312
BROADLINE RETAIL—4.9%
95,298	Amazon.com, Inc. *	22,310
60,887	eBay, Inc.	5,587
		27,897
BUILDING PRODUCTS—1.1%
64,955	Carrier Global Corp.	4,457
19,322	Johnson Controls International PLC	2,029
		6,486
CAPITAL MARKETS—1.9%
53,748	Bank of New York Mellon Corp.	5,453
2,982	Goldman Sachs Group, Inc.	2,158
28,359	State Street Corp.	3,169
		10,780
CHEMICALS—0.6%
45,596	DuPont de Nemours, Inc.	3,278
COMMUNICATIONS EQUIPMENT—2.7%
47,699	Arista Networks, Inc. *	5,877
16,201	Cisco Systems, Inc.	1,103
15,170	F5, Inc. *	4,755
8,113	Motorola Solutions, Inc.	3,561
		15,296
CONSTRUCTION & ENGINEERING—0.4%
20,218	AECOM	2,279

COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—2.1%
5,033	American Express Co.	$1,506
23,323	Capital One Financial Corp.	5,015
74,003	Synchrony Financial	5,156
		11,677
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.0%
9,119	Costco Wholesale Corp.	8,569
7,134	Kroger Co.	500
25,326	U.S. Foods Holding Corp. *	2,110
61,829	Walmart, Inc.	6,058
		17,237
CONTAINERS & PACKAGING—0.3%
12,211	AptarGroup, Inc.	1,919
DIVERSIFIED CONSUMER SERVICES—0.2%
20,292	H&R Block, Inc.	1,103
ELECTRIC UTILITIES—1.7%
103,444	Exelon Corp.	4,649
22,324	NRG Energy, Inc.	3,732
97,405	PG&E Corp.	1,366
		9,747
ELECTRICAL EQUIPMENT—0.6%
18,208	AMETEK, Inc.	3,366
ENERGY EQUIPMENT & SERVICES—0.8%
95,360	Baker Hughes Co.	4,296
ENTERTAINMENT—1.4%
7,098	Netflix, Inc. *	8,229
FINANCIAL SERVICES—5.1%
11,180	Berkshire Hathaway, Inc. Class B*	5,276
54,816	Corebridge Financial, Inc.	1,949
16,239	Mastercard, Inc. Class A	9,199
26,371	PayPal Holdings, Inc. *	1,813
30,395	Visa, Inc. Class A	10,501
		28,738
FOOD PRODUCTS—0.6%
16,214	Mondelez International, Inc. Class A	1,049
40,575	Tyson Foods, Inc. Class A	2,122
		3,171
GAS UTILITIES—0.1%
7,086	National Fuel Gas Co.	615
GROUND TRANSPORTATION—0.3%
22,294	Uber Technologies, Inc. *	1,956
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
50,748	Boston Scientific Corp. *	5,325
51,681	Hologic, Inc. *	3,453
		8,778
HEALTH CARE PROVIDERS & SERVICES—1.8%
13,209	Cigna Group	3,532
7,127	McKesson Corp.	4,943
9,101	Tenet Healthcare Corp. *	1,468

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
2,053	UnitedHealth Group, Inc.	$512
		10,455
HEALTH CARE REITS—0.2%
18,213	Ventas, Inc.	1,224
HEALTH CARE TECHNOLOGY—0.2%
4,055	Veeva Systems, Inc. Class A*	1,152
HOTELS, RESTAURANTS & LEISURE—0.9%
55	Booking Holdings, Inc.	303
12,188	DoorDash, Inc. Class A*	3,050
5,077	Royal Caribbean Cruises Ltd.	1,614
		4,967
HOUSEHOLD PRODUCTS—0.5%
34,429	Colgate-Palmolive Co.	2,887
INSURANCE—2.5%
13,165	Allstate Corp.	2,676
20,326	Axis Capital Holdings Ltd.	1,908
7,052	Hanover Insurance Group, Inc.	1,210
36,491	Hartford Insurance Group, Inc.	4,539
8,153	Travelers Cos., Inc.	2,122
26,421	Unum Group	1,897
		14,352
INTERACTIVE MEDIA & SERVICES—7.7%
113,545	Alphabet, Inc. Class A	21,789
28,395	Meta Platforms, Inc. Class A	21,962
		43,751
IT SERVICES—0.7%
4,033	GoDaddy, Inc. Class A*	652
9,093	Snowflake, Inc. Class A*	2,032
9,124	Twilio, Inc. Class A*	1,177
		3,861
LIFE SCIENCES TOOLS & SERVICES—0.6%
31,393	Agilent Technologies, Inc.	3,604
MACHINERY—2.0%
22,333	Oshkosh Corp.	2,826
41,620	Pentair PLC	4,254
22,267	Westinghouse Air Brake Technologies Corp.	4,276
		11,356
MEDIA—0.6%
102,415	Comcast Corp. Class A	3,403
METALS & MINING—0.7%
64,919	Newmont Corp.	4,031
MULTI-UTILITIES—1.3%
23,281	Consolidated Edison, Inc.	2,409
34,468	DTE Energy Co.	4,771
		7,180
OIL, GAS & CONSUMABLE FUELS—1.9%
39,605	EOG Resources, Inc.	4,753
48,656	Exxon Mobil Corp.	5,432

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
2,999	Marathon Petroleum Corp.	$511
		10,696
PASSENGER AIRLINES—0.9%
74,069	Delta Air Lines, Inc.	3,941
13,173	United Airlines Holdings, Inc. *	1,163
		5,104
PHARMACEUTICALS—3.1%
83,199	Bristol-Myers Squibb Co.	3,604
8,079	Eli Lilly & Co.	5,979
13,244	Jazz Pharmaceuticals PLC *	1,518
25,361	Johnson & Johnson	4,178
33,452	Merck & Co., Inc.	2,613
		17,892
PROFESSIONAL SERVICES—0.2%
23,273	Genpact Ltd.	1,025
RETAIL REITS—0.5%
16,163	Simon Property Group, Inc.	2,647
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—13.5%
10,192	Advanced Micro Devices, Inc. *	1,797
14,219	Applied Materials, Inc.	2,560
43,600	Broadcom, Inc.	12,805
52,752	Lam Research Corp.	5,003
10,174	Marvell Technology, Inc.	818
18,273	Micron Technology, Inc.	1,994
261,598	NVIDIA Corp.	46,531
35,492	QUALCOMM, Inc.	5,209
		76,717
SOFTWARE—11.5%
3,999	AppLovin Corp. Class A*	1,562
8,155	Datadog, Inc. Class A*	1,142
5,024	Guidewire Software, Inc. *	1,137
9,088	Intuit, Inc.	7,135
76,044	Microsoft Corp.	40,569
9,067	Palantir Technologies, Inc. Class A*	1,436
20,225	Salesforce, Inc.	5,225
6,067	ServiceNow, Inc. *	5,722
22,351	Zoom Communications, Inc. *	1,655
		65,583
SPECIALIZED REITS—0.6%
11,180	American Tower Corp.	2,330
6,142	Digital Realty Trust, Inc.	1,083
		3,413
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.0%
158,162	Apple, Inc.	32,829
10,196	NetApp, Inc.	1,062
		33,891
TOBACCO—1.2%
42,568	Philip Morris International, Inc.	6,983

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—0.4%
10,093	T-Mobile U.S., Inc.	$2,406
TOTAL COMMON STOCKS (Cost $564,471)		$566,250

EXCHANGE-TRADED FUNDS—0.1%

(Cost $656)
CAPITAL MARKETS—0.1%
1,034	SPDR S&P 500 ETF Trust	653
TOTAL INVESTMENTS—99.6% (Cost $565,127)		566,903
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		2,043
TOTAL NET ASSETS—100%		$568,946

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—97.5%
Principal Amount		Value
AEROSPACE & DEFENSE—2.0%
$200	Bombardier, Inc. 7.450%—05/01/2034[1]	$217
800	Moog, Inc. 4.250%—12/15/2027[1]	782
	TransDigm, Inc.
700	4.625%—01/15/2029	685
1,000	4.875%—05/01/2029	982
500	6.375%—03/01/2029[1]	512
		2,179
		3,178
AUTOMOBILES—3.5%
	Allison Transmission, Inc.
1,716	3.750%—01/30/2031[1]	1,569
300	5.875%—06/01/2029[1]	302
		1,871
1,800	Aston Martin Capital Holdings Ltd. 10.000%—03/31/2029[1]	1,718
500	Jaguar Land Rover Automotive PLC 7.750%—10/15/2025[1]	500
967	New Flyer Holdings, Inc. 9.250%—07/01/2030[1]	1,030
400	Wabash National Corp. 4.500%—10/15/2028[1]	359
		5,478
BANKS—0.5%
800	Intesa Sanpaolo SpA 4.950%—06/01/2042[1,2]	658
100	UniCredit SpA 5.459%—06/30/2035[1,2]	99
		757
BEVERAGES—0.6%
1,050	Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%—04/30/2029[1]	1,014
BUILDING PRODUCTS—0.8%
809	Griffon Corp. 5.750%—03/01/2028	806
288	JELD-WEN, Inc. 7.000%—09/01/2032[1]	216
200	Tri Pointe Homes, Inc. 5.700%—06/15/2028	203
		1,225
CAPITAL MARKETS—1.7%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
1,000	9.000%—06/15/2030	972
700	9.750%—01/15/2029	708
500	10.000%—11/15/2029[1]	507
		2,187
400	StoneX Group, Inc. 7.875%—03/01/2031[1]	421
		2,608

Corporate Bonds & Notes—Continued
Principal Amount		Value
CHEMICALS—0.8%
$100	CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%—06/15/2028[1]	$100
200	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	197
800	Rain Carbon, Inc. 12.250%—09/01/2029[1]	862
200	Tronox, Inc. 4.625%—03/15/2029[1]	156
		1,315
COMMERCIAL SERVICES & SUPPLIES—7.1%
700	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	692
525	APi Group DE, Inc. 4.125%—07/15/2029[1]	499
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
300	8.250%—01/15/2030[1]	309
912	8.375%—06/15/2032[1]	942
		1,251
800	Cimpress PLC 7.375%—09/15/2032[1]	783
700	Clean Harbors, Inc. 4.875%—07/15/2027[1]	695
	Deluxe Corp.
900	8.000%—06/01/2029[1]	864
490	8.125%—09/15/2029[1]	505
		1,369
	GEO Group, Inc.
500	8.625%—04/15/2029	531
1,000	10.250%—04/15/2031	1,100
		1,631
286	Hertz Corp. 12.625%—07/15/2029[1]	299
	Pitney Bowes, Inc.
400	6.875%—03/15/2027[1]	400
600	7.250%—03/15/2029[1]	603
		1,003
	Prime Security Services Borrower LLC/Prime Finance, Inc.
106	5.750%—04/15/2026[1]	107
490	6.250%—01/15/2028[1]	490
		597
950	PROG Holdings, Inc. 6.000%—11/15/2029[1]	918
353	Sabre GLBL, Inc. 10.750%—11/15/2029[1]	365
400	Steelcase, Inc. 5.125%—01/18/2029	395
900	ZipRecruiter, Inc. 5.000%—01/15/2030[1]	682
		11,179
COMMUNICATIONS EQUIPMENT—0.8%
400	Ciena Corp. 4.000%—01/31/2030[1]	378

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—Continued
$1,000	Viasat, Inc. 7.500%—05/30/2031[1]	$872
		1,250
CONSTRUCTION & ENGINEERING—1.7%
300	Arcosa, Inc. 4.375%—04/15/2029[1]	290
650	Dycom Industries, Inc. 4.500%—04/15/2029[1]	630
575	Great Lakes Dredge & Dock Corp. 5.250%—06/01/2029[1]	545
700	Tutor Perini Corp. 11.875%—04/30/2029[1]	788
500	VM Consolidated, Inc. 5.500%—04/15/2029[1]	491
		2,744
CONSUMER FINANCE—0.2%
268	SLM Corp. 6.500%—01/31/2030	279
CONTAINERS & PACKAGING—0.2%
400	OI European Group BV 4.750%—02/15/2030[1]	379
DIVERSIFIED CONSUMER SERVICES—0.4%
600	Carriage Services, Inc. 4.250%—05/15/2029[1]	562
DIVERSIFIED FINANCIAL SERVICES—2.2%
400	Acadian Asset Management, Inc. 4.800%—07/27/2026	396
600	Credit Acceptance Corp. 6.625%—03/15/2030[1]	609
	Enova International, Inc.
850	9.125%—08/01/2029[1]	891
600	11.250%—12/15/2028[1]	639
		1,530
	goeasy Ltd.
200	7.625%—07/01/2029[1]	206
500	9.250%—12/01/2028[1]	530
		736
200	LD Holdings Group LLC 8.750%—11/01/2027[1]	188
		3,459
DIVERSIFIED TELECOMMUNICATION SERVICES—2.5%
500	CommScope LLC 9.500%—12/15/2031[1]	527
1,100	Connect Finco SARL/Connect U.S. Finco LLC 9.000%—09/15/2029[1]	1,112
	EchoStar Corp.
335	6.750%—11/30/2030	317
700	10.750%—11/30/2029	738
		1,055
	Hughes Satellite Systems Corp.
1,000	5.250%—08/01/2026	923
46	6.625%—08/01/2026	35
		958

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
$300	Viavi Solutions, Inc. 3.750%—10/01/2029[1]	$278
		3,930
ELECTRIC UTILITIES—1.3%
175	EUSHI Finance, Inc. 7.625%—12/15/2054[2]	183
1,100	NRG Energy, Inc. 5.750%—07/15/2029[1]	1,096
	Vistra Operations Co. LLC
700	5.500%—09/01/2026[1]	700
100	5.625%—02/15/2027[1]	100
		800
		2,079
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
600	TTM Technologies, Inc. 4.000%—03/01/2029[1]	572
ENERGY EQUIPMENT & SERVICES—1.0%
200	Bristow Group, Inc. 6.875%—03/01/2028[1]	201
500	Enerflex Ltd. 9.000%—10/15/2027[1]	516
200	USA Compression Partners LP/USA Compression Finance Corp. 6.875%—09/01/2027	200
600	Weatherford International Ltd. 8.625%—04/30/2030[1]	617
		1,534
ENTERTAINMENT—3.9%
255	AMC Entertainment Holdings, Inc. 7.500%—02/15/2029[1]	218
100	Churchill Downs, Inc. 5.500%—04/01/2027[1]	100
200	Light & Wonder International, Inc. 7.500%—09/01/2031[1]	209
	Live Nation Entertainment, Inc.
1,100	4.750%—10/15/2027[1]	1,084
500	6.500%—05/15/2027[1]	506
		1,590
400	Odeon Finco PLC 12.750%—11/01/2027[1]	417
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
1,300	4.625%—04/16/2029-04/06/2031[1]	1,121
200	8.450%—07/27/2030[1]	199
		1,320
900	Starz Capital Holdings LLC 5.500%—04/15/2029[1]	746
	Warnermedia Holdings, Inc.
1,247	4.279%—03/15/2032	1,048
700	5.141%—03/15/2052	433
		1,481
		6,081
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.6%
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	676

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$700	Iron Mountain Information Management Services, Inc. 5.000%—07/15/2032[1]	$669
	Iron Mountain, Inc.
400	4.500%—02/15/2031[1]	379
200	5.250%—07/15/2030[1]	197
		576
300	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%—02/01/2027[1]	295
	MPT Operating Partnership LP/MPT Finance Corp.
700	3.500%—03/15/2031	477
900	4.625%—08/01/2029	685
800	5.000%—10/15/2027	734
		1,896
		4,112
FINANCIAL SERVICES—1.4%
450	Coinbase Global, Inc. 3.375%—10/01/2028[1]	424
147	EZCORP, Inc. 7.375%—04/01/2032[1]	153
600	Nationstar Mortgage Holdings, Inc. 6.000%—01/15/2027[1]	601
	OneMain Finance Corp.
200	4.000%—09/15/2030	184
300	5.375%—11/15/2029	294
200	9.000%—01/15/2029	210
		688
400	World Acceptance Corp. 7.000%—11/01/2026[1]	407
		2,273
FOOD & STAPLES RETAILING—0.2%
300	United Natural Foods, Inc. 6.750%—10/15/2028[1]	299
FOOD PRODUCTS—1.0%
100	Pilgrim’s Pride Corp. 6.250%—07/01/2033	105
	Post Holdings, Inc.
400	4.500%—09/15/2031[1]	370
150	4.625%—04/15/2030[1]	144
		514
	U.S. Foods, Inc.
500	4.750%—02/15/2029[1]	490
400	5.750%—04/15/2033[1]	397
		887
		1,506
HEALTH CARE PROVIDERS & SERVICES—2.6%
550	Charles River Laboratories International, Inc. 4.000%—03/15/2031[1]	505
600	DaVita, Inc. 3.750%—02/15/2031[1]	545
799	Dentsply Sirona, Inc. 8.375%—09/12/2055[2]	808

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	Encompass Health Corp.
$1,200	4.500%—02/01/2028	$1,181
700	4.625%—04/01/2031	669
		1,850
100	IQVIA, Inc. 5.000%—05/15/2027[1]	99
308	MPH Acquisition Holdings LLC 11.500%—12/31/2030[1]	304
		4,111
HOTELS, RESTAURANTS & LEISURE—5.4%
800	Boyd Gaming Corp. 4.750%—06/15/2031[1]	762
	Carnival Corp.
236	5.750%—03/01/2027[1]	238
971	5.875%—06/15/2031[1]	986
		1,224
200	Full House Resorts, Inc. 8.250%—02/15/2028[1]	194
	Hilton Domestic Operating Co., Inc.
500	3.625%—02/15/2032[1]	451
1,500	4.000%—05/01/2031[1]	1,400
		1,851
600	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%—07/01/2031[1]	552
400	Marriott Ownership Resorts, Inc. 4.750%—01/15/2028	391
352	NCL Corp. Ltd. 5.875%—03/15/2026-02/15/2027[1]	354
	New Red Finance, Inc.
500	3.500%—02/15/2029[1]	474
641	3.875%—01/15/2028[1]	619
200	4.375%—01/15/2028[1]	196
		1,289
	Royal Caribbean Cruises Ltd.
100	4.250%—07/01/2026[1]	100
1,300	5.500%—08/31/2026[1]	1,305
		1,405
200	Travel & Leisure Co. 6.625%—07/31/2026[1]	201
300	Wyndham Hotels & Resorts, Inc. 4.375%—08/15/2028[1]	291
		8,514
HOUSEHOLD DURABLES—0.7%
200	Beazer Homes USA, Inc. 7.250%—10/15/2029	202
200	Installed Building Products, Inc. 5.750%—02/01/2028[1]	200
300	Somnigroup International, Inc. 4.000%—04/15/2029[1]	285
400	Taylor Morrison Communities, Inc. 5.125%—08/01/2030[1]	395
		1,082

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
HOUSEHOLD PRODUCTS—0.4%
$700	ACCO Brands Corp. 4.250%—03/15/2029[1]	$621
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.3%
500	Clearway Energy Operating LLC 4.750%—03/15/2028[1]	492
INTERACTIVE MEDIA & SERVICES—1.3%
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,350	3.500%—03/01/2029[1]	1,268
800	5.250%—12/01/2027[1]	798
		2,066
INTERNET & CATALOG RETAIL—1.3%
900	Cogent Communications Group LLC/Cogent Finance, Inc. 6.500%—07/01/2032[1]	883
	Match Group Holdings II LLC
300	3.625%—10/01/2031[1]	269
450	4.625%—06/01/2028[1]	440
		709
	Rakuten Group, Inc.
300	9.750%—04/15/2029[1]	330
100	11.250%—02/15/2027[1]	109
		439
		2,031
IT SERVICES—2.0%
196	ASGN, Inc. 4.625%—05/15/2028[1]	191
600	Crane NXT Co. 4.200%—03/15/2048	351
300	Science Applications International Corp. 4.875%—04/01/2028[1]	296
	Seagate Data Storage Technology Pte. Ltd.
400	4.091%—06/01/2029[1]	383
533	5.750%—12/01/2034[1]	502
		885
	Twilio, Inc.
200	3.625%—03/15/2029	190
650	3.875%—03/15/2031	605
		795
548	Unisys Corp. 10.625%—01/15/2031[1]	576
		3,094
LEISURE PRODUCTS—0.5%
300	Amer Sports Co. 6.750%—02/16/2031[1]	312
400	Life Time, Inc. 6.000%—11/15/2031[1]	403
		715
MACHINERY—2.2%
1,400	BWX Technologies, Inc. 4.125%—06/30/2028-04/15/2029[1]	1,350
900	GrafTech Finance, Inc. 4.625%—12/23/2029[1]	644
238	GrafTech Global Enterprises, Inc. 9.875%—12/23/2029[1]	211

Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—Continued
$500	Manitowoc Co., Inc. 9.250%—10/01/2031[1]	$532
800	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	765
		3,502
MEDIA—2.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.
450	4.250%—02/01/2031[1]	411
200	5.125%—05/01/2027[1]	198
		609
	CSC Holdings LLC
200	3.375%—02/15/2031[1]	131
300	5.500%—04/15/2027[1]	291
200	11.750%—01/31/2029[1]	187
		609
300	DISH DBS Corp. 5.250%—12/01/2026[1]	283
900	LCPR Senior Secured Financing DAC 6.750%—10/15/2027[1]	692
200	News Corp. 3.875%—05/15/2029[1]	191
	Sinclair Television Group, Inc.
404	4.375%—12/31/2032[1]	302
297	5.500%—03/01/2030[1]	247
		549
	TEGNA, Inc.
500	4.625%—03/15/2028	487
1,000	5.000%—09/15/2029	962
		1,449
		4,382
METALS & MINING—4.4%
500	Carpenter Technology Corp. 7.625%—03/15/2030	516
400	Coeur Mining, Inc. 5.125%—02/15/2029[1]	390
	Commercial Metals Co.
500	3.875%—02/15/2031	462
300	4.125%—01/15/2030	285
		747
257	Compass Minerals International, Inc. 8.000%—07/01/2030[1]	267
750	Eldorado Gold Corp. 6.250%—09/01/2029[1]	752
	Fortescue Treasury Pty. Ltd.
300	4.375%—04/01/2031[1]	281
100	5.875%—04/15/2030[1]	101
600	6.125%—04/15/2032[1]	612
		994
825	Hecla Mining Co. 7.250%—02/15/2028	835
600	IAMGOLD Corp. 5.750%—10/15/2028[1]	594
1,300	Novelis Corp. 4.750%—01/30/2030[1]	1,246

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
METALS & MINING—Continued
$500	Park-Ohio Industries, Inc. 6.625%—04/15/2027	$500
		6,841
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—1.4%
2,100	Rithm Capital Corp. 8.000%—04/01/2029-07/15/2030[1]	2,144
OIL, GAS & CONSUMABLE FUELS—14.8%
600	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	636
162	AltaGas Ltd. 7.200%—10/15/2054[1,2]	164
	AmeriGas Partners LP/AmeriGas Finance Corp.
600	5.750%—05/20/2027	597
1,000	9.375%—06/01/2028[1]	1,031
		1,628
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
1,000	5.375%—06/15/2029[1]	992
600	5.750%—01/15/2028[1]	600
		1,592
1,500	California Resources Corp. 8.250%—06/15/2029[1]	1,542
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
200	8.125%—01/15/2027[1]	198
200	9.750%—07/15/2028[1]	192
		390
600	Comstock Resources, Inc. 6.750%—03/01/2029[1]	593
	CVR Energy, Inc.
600	5.750%—02/15/2028[1]	576
900	8.500%—01/15/2029[1]	885
		1,461
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
300	7.125%—06/01/2028[1]	302
1,800	8.625%—03/15/2029[1]	1,875
		2,177
300	Diamond Foreign Asset Co./Diamond Finance LLC 8.500%—10/01/2030[1]	313
	DT Midstream, Inc.
500	4.125%—06/15/2029[1]	482
1,000	4.375%—06/15/2031[1]	952
		1,434
300	Energy Transfer LP 8.000%—05/15/2054[2]	320
	Genesis Energy LP/Genesis Energy Finance Corp.
900	7.750%—02/01/2028	910
300	8.250%—01/15/2029	313
		1,223
400	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	418
800	Hess Midstream Operations LP 6.500%—06/01/2029[1]	825

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Murphy Oil USA, Inc.
$600	3.750%—02/15/2031[1]	$552
300	4.750%—09/15/2029	294
		846
266	New Fortress Energy, Inc. 8.750%—03/15/2029[1]	62
476	NFE Financing LLC 12.000%—11/15/2029[1]	169
500	Parkland Corp. 4.500%—10/01/2029[1]	482
	PBF Holding Co. LLC/PBF Finance Corp.
700	6.000%—02/15/2028	674
800	7.875%—09/15/2030[1]	730
424	9.875%—03/15/2030[1]	421
		1,825
	PG&E Corp.
800	5.000%—07/01/2028	781
800	5.250%—07/01/2030	768
787	7.375%—03/15/2055[2]	761
		2,310
192	Saturn Oil & Gas, Inc. 9.625%—06/15/2029[1]	190
700	SunCoke Energy, Inc. 4.875%—06/30/2029[1]	641
300	Sunoco LP/Sunoco Finance Corp. 7.000%—09/15/2028[1]	309
	Talos Production, Inc.
1,000	9.000%—02/01/2029[1]	1,026
500	9.375%—02/01/2031[1]	510
		1,536
136	W&T Offshore, Inc. 10.750%—02/01/2029[1]	125
		23,211
PAPER & FOREST PRODUCTS—0.5%
	Mercer International, Inc.
300	5.125%—02/01/2029	242
600	12.875%—10/01/2028[1]	606
		848
PASSENGER AIRLINES—1.6%
100	Allegiant Travel Co. 7.250%—08/15/2027[1]	100
1,118	JetBlue Airways Corp./JetBlue Loyalty LP 9.875%—09/20/2031[1]	1,082
1,400	United Airlines, Inc. 4.625%—04/15/2029[1]	1,368
		2,550
PHARMACEUTICALS—1.3%
	Bausch Health Cos., Inc.
300	4.875%—06/01/2028[1]	266
100	6.250%—02/15/2029[1]	73
		339

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
	HLF Financing SARL LLC/Herbalife International, Inc.
$1,100	4.875%—06/01/2029[1]	$922
200	12.250%—04/15/2029[1]	218
		1,140
700	Organon & Co./Organon Foreign Debt Co-Issuer BV 7.875%—05/15/2034[1]	627
		2,106
PROFESSIONAL SERVICES—0.7%
400	KBR, Inc. 4.750%—09/30/2028[1]	387
800	TriNet Group, Inc. 3.500%—03/01/2029[1]	745
		1,132
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
500	Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.000%—04/15/2030[1]	479
	Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
300	5.250%—04/15/2030[1]	252
500	5.750%—01/15/2029[1]	447
188	9.750%—04/15/2030[1]	196
		895
	Howard Hughes Corp.
400	4.125%—02/01/2029[1]	382
900	4.375%—02/01/2031[1]	830
		1,212
		2,586
ROAD & RAIL—0.3%
500	RXO, Inc. 7.500%—11/15/2027[1]	509
SOFTWARE—3.0%
200	Elastic NV 4.125%—07/15/2029[1]	190
	Fair Isaac Corp.
800	4.000%—06/15/2028[1]	773
400	5.250%—05/15/2026[1]	400
		1,173
200	Gen Digital, Inc. 6.750%—09/30/2027[1]	204
750	Open Text Corp. 3.875%—02/15/2028[1]	723
700	Pagaya U.S. Holdings Co. LLC 8.875%—08/01/2030[1]	697
1,700	ROBLOX Corp. 3.875%—05/01/2030[1]	1,602
200	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%—02/01/2029[1]	188
		4,777

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—9.0%
	Advance Auto Parts, Inc.
$750	7.000%—08/01/2030[1]	$754
500	7.375%—08/01/2033[1]	503
		1,257
492	Arko Corp. 5.125%—11/15/2029[1]	404
700	Bath & Body Works, Inc. 6.750%—07/01/2036	710
1,991	Carvana Co. 9.000%—12/01/2028-06/01/2031[1]	2,337
	FirstCash, Inc.
600	4.625%—09/01/2028[1]	587
700	5.625%—01/01/2030[1]	693
500	6.875%—03/01/2032[1]	513
		1,793
500	Foot Locker, Inc. 4.000%—10/01/2029[1]	472
300	FTAI Aviation Investors LLC 7.000%—06/15/2032[1]	311
	Gap, Inc.
1,000	3.625%—10/01/2029[1]	924
800	3.875%—10/01/2031[1]	715
		1,639
300	Kohl’s Corp. 5.125%—05/01/2031	218
	Macy’s Retail Holdings LLC
700	6.125%—03/15/2032[1]	671
700	7.375%—08/01/2033[1]	704
		1,375
200	Penske Automotive Group, Inc. 3.750%—06/15/2029	189
600	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%—06/01/2031[1]	564
500	Upbound Group, Inc. 6.375%—02/15/2029[1]	488
	Wayfair LLC
697	7.250%—10/31/2029[1]	711
973	7.750%—09/15/2030[1]	1,000
		1,711
	Yum! Brands, Inc.
200	5.350%—11/01/2043	189
500	6.875%—11/15/2037	538
		727
		14,195
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
300	Xerox Corp. 13.500%—04/15/2031[1]	293
	Xerox Holdings Corp.
450	5.500%—08/15/2028[1]	299
478	8.875%—11/30/2029[1]	314
		613
		906

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
TEXTILES, APPAREL & LUXURY GOODS—0.8%
	Crocs, Inc.
$300	4.125%—08/15/2031[1]	$272
100	4.250%—03/15/2029[1]	95
		367
950	Wolverine World Wide, Inc. 4.000%—08/15/2029[1]	857
		1,224
TOBACCO—0.3%
500	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	525
TRADING COMPANIES & DISTRIBUTORS—0.9%
700	Alta Equipment Group, Inc. 9.000%—06/01/2029[1]	665

Corporate Bonds & Notes—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
$650	RB Global Holdings, Inc. 6.750%—03/15/2028[1]	$666
		1,331
Total Corporate Bonds & Notes (Cost $150,597)		153,308
TOTAL INVESTMENTS—97.5% (Cost $150,597)		153,308
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		3,918
TOTAL NET ASSETS—100.0%		$157,226

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $123,737 or 79% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—93.2%
Principal Amount		Value
AEROSPACE & DEFENSE—3.2%
$200	BAE Systems PLC 5.125%—03/26/2029[1]	$205
	Howmet Aerospace, Inc.
200	3.000%—01/15/2029	191
100	5.900%—02/01/2027	102
		293
200	Moog, Inc. 4.250%—12/15/2027[1]	196
	TransDigm, Inc.
200	4.875%—05/01/2029	196
200	6.375%—03/01/2029[1]	205
		401
		1,095
AUTOMOBILES—2.7%
300	Allison Transmission, Inc. 3.750%—01/30/2031[1]	274
300	Ford Motor Credit Co. LLC 5.113%—05/03/2029	294
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	103
229	New Flyer Holdings, Inc. 9.250%—07/01/2030[1]	244
		915
BANKS—0.5%
200	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	186
BEVERAGES—0.8%
300	Coca-Cola Co. 1.375%—03/15/2031	257
BUILDING PRODUCTS—1.7%
200	Carlisle Cos., Inc. 3.750%—12/01/2027	197
200	Lennox International, Inc. 5.500%—09/15/2028	205
200	NVR, Inc. 3.000%—05/15/2030	187
		589
CAPITAL MARKETS—1.1%
400	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.000%—06/15/2030	389
CHEMICALS—1.8%
100	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	99
300	Rain Carbon, Inc. 12.250%—09/01/2029[1]	323
200	Yara International ASA 3.148%—06/04/2030[1]	185
		607
COMMERCIAL SERVICES & SUPPLIES—5.9%
200	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	198

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
$200	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.375%—06/15/2032[1]	$206
300	Deluxe Corp. 8.000%—06/01/2029[1]	288
200	Element Fleet Management Corp. 6.271%—06/26/2026[1]	203
300	GEO Group, Inc. 10.250%—04/15/2031	330
	Pitney Bowes, Inc.
100	6.875%—03/15/2027[1]	100
200	7.250%—03/15/2029[1]	201
		301
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	290
100	Republic Services, Inc. 1.750%—02/15/2032	84
100	TR Finance LLC 3.350%—05/15/2026	99
		1,999
COMMUNICATIONS EQUIPMENT—2.2%
100	Cisco Systems, Inc. 4.950%—02/26/2031	102
	Motorola Solutions, Inc.
200	2.300%—11/15/2030	178
200	4.600%—02/23/2028	201
		379
165	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	166
100	Viasat, Inc. 7.500%—05/30/2031[1]	87
		734
CONSTRUCTION & ENGINEERING—1.8%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	193
200	Tutor Perini Corp. 11.875%—04/30/2029[1]	225
200	VM Consolidated, Inc. 5.500%—04/15/2029[1]	197
		615
CONTAINERS & PACKAGING—0.6%
100	Amcor Finance USA, Inc. 3.625%—04/28/2026	99
100	CCL Industries, Inc. 3.050%—06/01/2030[1]	93
		192
DIVERSIFIED FINANCIAL SERVICES—2.1%
200	Credit Acceptance Corp. 6.625%—03/15/2030[1]	203
	Enova International, Inc.
200	9.125%—08/01/2029[1]	210
100	11.250%—12/15/2028[1]	106
		316

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$200	goeasy Ltd. 7.625%—07/01/2029[1]	$206
		725
DIVERSIFIED REITS—0.3%
100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	100
DIVERSIFIED TELECOMMUNICATION SERVICES—2.5%
300	Connect Finco SARL/Connect U.S. Finco LLC 9.000%—09/15/2029[1]	303
300	Deutsche Telekom International Finance BV 8.750%—06/15/2030	352
100	EchoStar Corp. 10.750%—11/30/2029	106
100	Hughes Satellite Systems Corp. 5.250%—08/01/2026	92
		853
ELECTRIC UTILITIES—1.0%
100	Alexander Funding Trust II 7.467%—07/31/2028[1]	106
35	EUSHI Finance, Inc. 7.625%—12/15/2054[2]	37
200	Pacific Gas & Electric Co. 3.300%—12/01/2027	193
		336
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
200	TTM Technologies, Inc. 4.000%—03/01/2029[1]	191
ENTERTAINMENT—1.8%
200	Live Nation Entertainment, Inc. 6.500%—05/15/2027[1]	202
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	178
300	Starz Capital Holdings LLC 5.500%—04/15/2029[1]	249
		629
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.0%
200	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	193
	MPT Operating Partnership LP/MPT Finance Corp.
93	3.500%—03/15/2031	63
300	4.625%—08/01/2029	228
		291
200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	197
		681
FINANCIAL SERVICES—0.6%
200	World Acceptance Corp. 7.000%—11/01/2026[1]	203
FOOD & STAPLES RETAILING—0.6%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	190

Corporate Bonds & Notes—Continued
Principal Amount		Value
GROUND TRANSPORTATION—0.9%
$300	XPO, Inc. 6.250%—06/01/2028[1]	$305
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
200	Stryker Corp. 3.375%—11/01/2025	199
HEALTH CARE PROVIDERS & SERVICES—3.0%
200	DaVita, Inc. 3.750%—02/15/2031[1]	181
88	Dentsply Sirona, Inc. 8.375%—09/12/2055[2]	89
300	HCA, Inc. 3.125%—03/15/2027	293
200	Molina Healthcare, Inc. 3.875%—11/15/2030[1]	181
200	STERIS Irish FinCo UnLtd Co. 2.700%—03/15/2031	179
100	Universal Health Services, Inc. 1.650%—09/01/2026	97
		1,020
HOTELS, RESTAURANTS & LEISURE—3.6%
	Carnival Corp.
300	4.000%—08/01/2028[1]	291
37	5.875%—06/15/2031[1]	38
		329
300	Hilton Domestic Operating Co., Inc. 4.875%—01/15/2030	296
200	Las Vegas Sands Corp. 3.500%—08/18/2026	197
200	New Red Finance, Inc. 3.875%—01/15/2028[1]	193
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	99
100	Royal Caribbean Cruises Ltd. 5.625%—09/30/2031[1]	101
		1,215
HOUSEHOLD PRODUCTS—0.3%
100	ACCO Brands Corp. 4.250%—03/15/2029[1]	89
INTERACTIVE MEDIA & SERVICES—0.8%
300	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	282
IT SERVICES—3.6%
	Booz Allen Hamilton, Inc.
200	3.875%—09/01/2028[1]	194
100	4.000%—07/01/2029[1]	97
		291
100	Crane NXT Co. 4.200%—03/15/2048	59
300	International Business Machines Corp. 3.500%—05/15/2029	291
200	Leidos, Inc. 4.375%—05/15/2030	197
133	Seagate Data Storage Technology Pte. Ltd. 5.750%—12/01/2034[1]	125
84	Unisys Corp. 10.625%—01/15/2031[1]	88

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
IT SERVICES—Continued
$200	VeriSign, Inc. 2.700%—06/15/2031	$178
		1,229
MACHINERY—0.3%
100	IDEX Corp. 3.000%—05/01/2030	93
MEDIA—2.8%
50	CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%—02/01/2031[1]	46
300	News Corp. 3.875%—05/15/2029[1]	286
300	RELX Capital, Inc. 4.000%—03/18/2029	297
261	Sinclair Television Group, Inc. 5.500%—03/01/2030[1]	217
100	TEGNA, Inc. 5.000%—09/15/2029	96
		942
METALS & MINING—1.8%
100	Coeur Mining, Inc. 5.125%—02/15/2029[1]	98
	Commercial Metals Co.
100	3.875%—02/15/2031	92
100	4.125%—01/15/2030	95
100	4.375%—03/15/2032	93
		280
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	150
100	IAMGOLD Corp. 5.750%—10/15/2028[1]	99
		627
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.7%
220	Rithm Capital Corp. 8.000%—04/01/2029-07/15/2030[1]	225
OIL, GAS & CONSUMABLE FUELS—14.3%
200	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	212
300	AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%—06/01/2028[1]	309
100	Antero Resources Corp. 5.375%—03/01/2030[1]	100
200	BP Capital Markets PLC 4.875%—03/22/2030[2]	197
300	California Resources Corp. 8.250%—06/15/2029[1]	308
100	Calumet Specialty Products Partners LP/Calumet Finance Corp. 8.125%—01/15/2027[1]	99
300	CVR Energy, Inc. 8.500%—01/15/2029[1]	295
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
100	7.125%—06/01/2028[1]	101
200	8.625%—03/15/2029[1]	208
		309

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$300	DT Midstream, Inc. 4.375%—06/15/2031[1]	$286
200	Enbridge, Inc. 6.000%—01/15/2077[2]	200
100	Enterprise Products Operating LLC 5.250%—08/16/2077[2]	99
300	Genesis Energy LP/Genesis Energy Finance Corp. 7.750%—02/01/2028	303
200	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	209
104	Hess Midstream Operations LP 5.875%—03/01/2028[1]	106
100	Kinder Morgan, Inc. 5.000%—02/01/2029	101
200	MPLX LP 2.650%—08/15/2030	181
200	Murphy Oil USA, Inc. 3.750%—02/15/2031[1]	184
122	New Fortress Energy, Inc. 8.750%—03/15/2029[1]	29
	PBF Holding Co. LLC/PBF Finance Corp.
200	7.875%—09/15/2030[1]	183
158	9.875%—03/15/2030[1]	157
		340
300	PG&E Corp. 7.375%—03/15/2055[2]	290
100	Suncor Energy, Inc. 7.150%—02/01/2032	111
100	Talos Production, Inc. 9.000%—02/01/2029[1]	103
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
100	4.000%—01/15/2032	93
300	4.875%—02/01/2031	297
		390
100	TC PipeLines LP 3.900%—05/25/2027	99
		4,860
PAPER & FOREST PRODUCTS—0.6%
200	Mercer International, Inc. 12.875%—10/01/2028[1]	202
PASSENGER AIRLINES—1.7%
194	Alaska Airlines Pass-Through Trust 4.800%—02/15/2029[1]	195
300	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750%—10/20/2028[1]	300
74	United Airlines Pass-Through Trust 5.875%—04/15/2029	75
		570
PHARMACEUTICALS—1.3%
200	Cencora, Inc. 2.700%—03/15/2031	181
300	HLF Financing SARL LLC/Herbalife International, Inc. 4.875%—06/01/2029[1]	251
		432

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—2.2%
	Gartner, Inc.
$100	3.750%—10/01/2030[1]	$94
300	4.500%—07/01/2028[1]	295
		389
100	KBR, Inc. 4.750%—09/30/2028[1]	97
300	TriNet Group, Inc. 3.500%—03/01/2029[1]	279
		765
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
100	Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.750%—01/15/2029[1]	89
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.7%
	Broadcom, Inc.
300	1.950%—02/15/2028[1]	283
100	4.000%—04/15/2029[1]	98
		381
100	Entegris, Inc. 4.750%—04/15/2029[1]	98
300	Microchip Technology, Inc. 4.250%—09/01/2025	300
200	NVIDIA Corp. 2.850%—04/01/2030	189
100	Qorvo, Inc. 3.375%—04/01/2031[1]	90
200	Texas Instruments, Inc. 2.250%—09/04/2029	185
		1,243
SOFTWARE—5.0%
200	Autodesk, Inc. 2.400%—12/15/2031	175
200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	186
300	Fair Isaac Corp. 4.000%—06/15/2028[1]	290
300	Open Text Corp. 6.900%—12/01/2027[1]	310
100	Oracle Corp. 6.150%—11/09/2029	106
400	ROBLOX Corp. 3.875%—05/01/2030[1]	377
300	Salesforce, Inc. 1.950%—07/15/2031	262
		1,706
SPECIALTY RETAIL—5.1%
300	Advance Auto Parts, Inc. 7.000%—08/01/2030[1]	302
200	Arko Corp. 5.125%—11/15/2029[1]	164
307	Carvana Co. 9.000%—06/01/2030-06/01/2031[1]	336

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
$100	Gap, Inc. 3.875%—10/01/2031[1]	$90
400	Home Depot, Inc. 3.250%—04/15/2032	369
175	Macy’s Retail Holdings LLC 6.125%—03/15/2032[1]	168
300	Upbound Group, Inc. 6.375%—02/15/2029[1]	293
		1,722
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
158	Xerox Holdings Corp. 5.500%—08/15/2028[1]	105
TEXTILES, APPAREL & LUXURY GOODS—0.6%
100	Tapestry, Inc. 5.100%—03/11/2030	102
100	William Carter Co. 5.625%—03/15/2027[1]	99
		201
TOBACCO—4.2%
	Altria Group, Inc.
100	2.450%—02/04/2032	86
300	4.800%—02/14/2029	302
		388
200	Imperial Brands Finance PLC 5.500%—02/01/2030[1]	206
300	Japan Tobacco, Inc. 5.250%—06/15/2030[1]	308
400	Philip Morris International, Inc. 5.125%—02/15/2030-02/13/2031	409
100	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	105
		1,416
TRADING COMPANIES & DISTRIBUTORS—0.6%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	199
WIRELESS TELECOMMUNICATION SERVICES—1.1%
	T-Mobile USA, Inc.
200	2.550%—02/15/2031	179
200	2.625%—02/15/2029	188
		367
Total Corporate Bonds & Notes (Cost $31,062)		31,589
TOTAL INVESTMENTS—93.2% (Cost $31,062)		31,589
CASH AND OTHER ASSETS, LESS LIABILITIES—6.8%		2,302
TOTAL NET ASSETS—100.0%		$33,891

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S Treasury Note Futures 10 Year (Long)	35	09/19/2025	$3,887	$24
U.S Treasury Note Futures 2 Year (Long)	45	09/30/2025	9,314	(12)
U.S Treasury Note Futures 5 Year (Long)	50	09/30/2025	5,409	13
Total Futures Contracts				$25

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[3,4]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[5]	Payment Frequency	Notional Amount[6] (000s)	Value[7] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit DCX North American Investment Grade Index Series 44	Sell	1.000%	06/20/2030	0.510%	Quarterly	$5,300	$121	$109	$12
ICE Clear Credit LLC	Markit CDX North American High Yield Index Series 44	Sell	5.000%	06/20/2030	3.211%	Quarterly	1,700	132	109	23
Total Centrally Cleared Credit Default Swaps										$35
FAIR VALUE MEASUREMENTS
As of July 31, 2025, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $18,809 or 55% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
4
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
5
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
6
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. As of July 31, 2025, the maximum exposure to loss of the notional value of credit default swaps outstanding was $7,000.
7
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor SMID Cap Core ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—10.6%
900	Hexcel Corp.	$54
300	Huntington Ingalls Industries, Inc.	84
480	Moog, Inc. Class A	93
456	Woodward, Inc.	117
		348
AUTOMOBILE COMPONENTS—1.6%
1,422	BorgWarner, Inc.	52
BANKS—5.2%
522	East West Bancorp, Inc.	52
1,080	Webster Financial Corp.	62
450	Wintrust Financial Corp.	58
		172
BUILDING PRODUCTS—2.1%
960	A.O. Smith Corp.	68
CAPITAL MARKETS—5.5%
438	Houlihan Lokey, Inc.	84
588	Raymond James Financial, Inc.	98
		182
CHEMICALS—6.3%
402	Albemarle Corp.	27
606	Cabot Corp.	44
1,002	CF Industries Holdings, Inc.	93
588	Eastman Chemical Co.	43
		207
COMMERCIAL SERVICES & SUPPLIES—2.2%
312	Republic Services, Inc.	72
CONSTRUCTION & ENGINEERING—2.1%
186	Valmont Industries, Inc.	68
CONSUMER FINANCE—1.7%
414	FirstCash Holdings, Inc.	55
CONTAINERS & PACKAGING—1.5%
1,074	Sonoco Products Co.	48
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.5%
450	Arrow Electronics, Inc. *	52
174	Teledyne Technologies, Inc. *	96
		148
ENERGY EQUIPMENT & SERVICES—3.0%
4,206	Archrock, Inc.	98
FINANCIAL SERVICES—1.6%
306	WEX, Inc. *	52
GROUND TRANSPORTATION—3.1%
576	Ryder System, Inc.	102
HEALTH CARE EQUIPMENT & SUPPLIES—2.8%
666	CONMED Corp.	34
888	Hologic, Inc. *	59
		93
HEALTH CARE PROVIDERS & SERVICES—0.6%
810	Centene Corp. *	21

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—3.5%
330	Darden Restaurants, Inc.	$66
630	Papa John’s International, Inc.	27
1,218	Penn Entertainment, Inc. *	22
		115
HOUSEHOLD DURABLES—1.5%
348	DR Horton, Inc.	50
INSURANCE—2.6%
438	Reinsurance Group of America, Inc.	84
IT SERVICES—1.3%
558	Akamai Technologies, Inc. *	43
LIFE SCIENCES TOOLS & SERVICES—6.1%
2,844	Avantor, Inc. *	38
186	Bio-Rad Laboratories, Inc. Class A*	45
324	Charles River Laboratories International, Inc. *	55
1,224	Qiagen NV	61
		199
MACHINERY—4.9%
414	Albany International Corp. Class A	22
444	Middleby Corp. *	65
234	Snap-on, Inc.	75
		162
MULTI-UTILITIES—1.9%
558	WEC Energy Group, Inc.	61
OFFICE REITS—2.7%
798	BXP, Inc.	52
1,338	COPT Defense Properties	37
		89
PROFESSIONAL SERVICES—1.1%
600	Insperity, Inc.	36
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.9%
828	CBRE Group, Inc. Class A*	129
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.0%
552	Cirrus Logic, Inc. *	55
1,200	FormFactor, Inc. *	34
90	Monolithic Power Systems, Inc.	64
756	ON Semiconductor Corp. *	43
		196
SOFTWARE—3.3%
2,154	Box, Inc. Class A*	69
63	Synopsys, Inc. *	40
		109
SPECIALIZED REITS—1.9%
270	SBA Communications Corp.	61

⬤

Harbor SMID Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.9%
618	GATX Corp.	$94
TOTAL COMMON STOCKS (Cost $2,978)		3,214
TOTAL INVESTMENTS—98.0% (Cost $2,978)		3,214
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		65
TOTAL NET ASSETS—100%		$3,279

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor SMID Cap Value ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—4.3%
243	Huntington Ingalls Industries, Inc.	$68
528	Moog, Inc. Class A	102
		170
AUTOMOBILE COMPONENTS—0.7%
767	BorgWarner, Inc.	28
BANKS—9.7%
710	Pinnacle Financial Partners, Inc.	63
726	Popular, Inc. (Puerto Rico)	83
559	UMB Financial Corp.	62
2,002	United Bankshares, Inc.	71
820	Webster Financial Corp.	47
1,901	WesBanco, Inc.	57
		383
BUILDING PRODUCTS—1.8%
1,051	Masco Corp.	72
CAPITAL MARKETS—4.4%
462	Raymond James Financial, Inc.	77
839	Stifel Financial Corp.	96
		173
CHEMICALS—2.9%
671	Cabot Corp.	48
452	Eastman Chemical Co.	33
551	Scotts Miracle-Gro Co.	35
		116
COMMUNICATIONS EQUIPMENT—1.8%
2,163	Digi International, Inc. *	70
CONSUMER FINANCE—1.7%
517	FirstCash Holdings, Inc.	69
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.7%
1,055	Performance Food Group Co. *	106
CONTAINERS & PACKAGING—1.9%
1,458	Sealed Air Corp.	43
713	Sonoco Products Co.	32
		75
DISTRIBUTORS—0.8%
1,105	LKQ Corp.	33
ELECTRICAL EQUIPMENT—6.3%
345	Acuity, Inc.	107
1,421	NEXTracker, Inc. Class A*	83
394	Regal Rexnord Corp.	60
		250
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—11.6%
661	Advanced Energy Industries, Inc.	92
1,534	Avnet, Inc.	81
3,194	Flex Ltd. *	159
1,100	Sanmina Corp. *	128
		460
ENERGY EQUIPMENT & SERVICES—1.0%
3,296	NOV, Inc.	41

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—1.5%
350	WEX, Inc. *	$59
FOOD PRODUCTS—1.3%
1,571	Darling Ingredients, Inc. *	51
GAS UTILITIES—1.8%
469	Atmos Energy Corp.	73
GROUND TRANSPORTATION—1.4%
2,260	Schneider National, Inc. Class B	55
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
571	CONMED Corp.	29
HEALTH CARE REITS—0.9%
478	Alexandria Real Estate Equities, Inc.	36
HOTEL & RESORT REITS—0.6%
2,466	Pebblebrook Hotel Trust	25
HOTELS, RESTAURANTS & LEISURE—1.5%
287	Darden Restaurants, Inc.	58
HOUSEHOLD DURABLES—1.9%
515	DR Horton, Inc.	74
INDUSTRIAL REITS—2.9%
363	EastGroup Properties, Inc.	59
1,644	STAG Industrial, Inc.	57
		116
INSURANCE—4.0%
487	Reinsurance Group of America, Inc.	94
269	RenaissanceRe Holdings Ltd. (Bermuda)	65
		159
LIFE SCIENCES TOOLS & SERVICES—1.2%
276	Charles River Laboratories International, Inc. *	47
MACHINERY—5.9%
788	Albany International Corp. Class A	43
515	Middleby Corp. *	75
223	Snap-on, Inc.	72
560	Timken Co.	42
		232
OFFICE REITS—2.6%
2,694	Vornado Realty Trust	103
OIL, GAS & CONSUMABLE FUELS—3.9%
607	Diamondback Energy, Inc.	90
2,525	Murphy Oil Corp.	63
		153
PROFESSIONAL SERVICES—0.6%
326	TriNet Group, Inc.	22
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.7%
950	CBRE Group, Inc. Class A*	148
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
650	Entegris, Inc.	51

⬤

Harbor SMID Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—2.5%
155	Synopsys, Inc. *	$98
SPECIALTY RETAIL—1.0%
1,302	Bath & Body Works, Inc.	38
TEXTILES, APPAREL & LUXURY GOODS—1.3%
2,214	Wolverine World Wide, Inc.	50
TRADING COMPANIES & DISTRIBUTORS—3.9%
1,213	Air Lease Corp.	67
559	GATX Corp.	86
		153
TOTAL COMMON STOCKS (Cost $3,518)		3,876
TOTAL INVESTMENTS—98.0% (Cost $3,518)		3,876
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		79
TOTAL NET ASSETS—100%		$3,955

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Transformative Technologies ETF
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
AUTOMOBILES—1.8%
297	Tesla, Inc. *	$92
BIOTECHNOLOGY—1.3%
148	Vertex Pharmaceuticals, Inc. *	68
BROADLINE RETAIL—5.8%
1,283	Amazon.com, Inc. *	300
COMMUNICATIONS EQUIPMENT—2.3%
944	Arista Networks, Inc. *	116
ELECTRIC UTILITIES—1.0%
152	Constellation Energy Corp.	53
ELECTRICAL EQUIPMENT—0.9%
909	Schneider Electric SE ADR[1]	47
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
275	Keysight Technologies, Inc. *	45
ENTERTAINMENT—3.3%
145	Netflix, Inc. *	168
FINANCIAL SERVICES—1.3%
117	Mastercard, Inc. Class A	66
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
959	Dexcom, Inc. *	77
437	Edwards Lifesciences Corp. *	35
170	Intuitive Surgical, Inc. *	82
		194
HOTELS, RESTAURANTS & LEISURE—0.9%
339	Airbnb, Inc. Class A*	45
INTERACTIVE MEDIA & SERVICES—8.0%
1,021	Alphabet, Inc. Class A	196
282	Meta Platforms, Inc. Class A	218
		414
IT SERVICES—2.9%
290	Shopify, Inc. Class A (Canada)*	36
506	Snowflake, Inc. Class A*	113
		149
MEDIA—1.6%
953	Trade Desk, Inc. Class A*	83
PHARMACEUTICALS—2.8%
885	AstraZeneca PLC ADR (United Kingdom)[1]	65

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
718	UCB SA ADR (Belgium)[1]	$77
		142
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—27.4%
223	Advanced Micro Devices, Inc. *	39
364	Analog Devices, Inc.	82
386	ARM Holdings PLC ADR*,1	54
87	ASML Holding NV New York Registry Shares (Netherlands)	60
1,201	Broadcom, Inc.	353
476	Impinj, Inc. *	74
1,135	Lam Research Corp.	108
2,474	NVIDIA Corp.	440
198	Onto Innovation, Inc. *	19
749	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	181
		1,410
SOFTWARE—26.7%
161	Adobe, Inc. *	58
250	AppLovin Corp. Class A*	98
249	Cadence Design Systems, Inc. *	91
217	Crowdstrike Holdings, Inc. Class A*	99
124	CyberArk Software Ltd. *	51
597	Datadog, Inc. Class A*	83
100	Figma, Inc. Class A*	11
166	HubSpot, Inc. *	86
667	Intapp, Inc. *	27
779	Microsoft Corp.	416
200	Monday.com Ltd. *	52
237	Palo Alto Networks, Inc. *	41
356	Salesforce, Inc.	92
1,557	Samsara, Inc. Class A*	59
119	ServiceNow, Inc. *	112
		1,376
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.3%
1,573	Apple, Inc.	327
TOTAL COMMON STOCKS (Cost $4,068)		5,095
TOTAL INVESTMENTS—99.0% (Cost $4,068)		5,095
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		52
TOTAL NET ASSETS—100%		$5,147

⬤

Harbor Transformative Technologies ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—July 31, 2025 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2025, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, and Harbor Long-Term Growers ETF which are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Active Small Cap ETF
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Emerging Markets Equity ETF
Harbor Emerging Markets Select ETF
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor International Equity ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Mid Cap Core ETF
Harbor Mid Cap Value ETF
Harbor Multi-Asset Explorer ETF (Consolidated)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF
Harbor SMID Cap Core ETF
Harbor SMID Cap Value ETF
Harbor Transformative Technologies ETF
Harbor Mid Cap Core ETF, Harbor Mid Cap Value ETF, Harbor SMID Cap Core ETF, Harbor SMID Cap Value ETF, Harbor Emerging Markets Select ETF, Harbor Emerging Markets Equity ETF and Harbor International Equity ETF commenced operations on May 1, 2025, May 1, 2025, May 1, 2025, May 1, 2025, May 14, 2025, June 4, 2025 and June 4, 2025, respectively.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—Continued

NOTE 3—SUBSEQUENT EVENTS
At the meeting held on August 13-14, 2025, the Board of Trustees voted to liquidate and dissolve Harbor Human Capital Factor Unconstrained ETF. The Fund liquidated on September 18, 2025. Additional information related to the liquidation can be found in the supplement to the Fund’s prospectus and statement of additional information as filed with the SEC on August 20, 2025.
Please refer to the most recent annual financial statements or semi-annual financial statements on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤